1933 Act Registration No. 333-
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                      [ ] Pre-Effective    [ ] Post-Effective
                           Amendment No.       Amendment No.

                        EVERGREEN VARIABLE ANNUITY TRUST

                               (Evergreen VA Fund)

               [Exact Name of Registrant as Specified in Charter)

                 Area Code and Telephone Number: (617) 210-3200

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                       -----------------------------------
                    (Address of Principal Executive Offices)

                             Michael H. Koonce, Esq.
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                    -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             Robert N. Hickey, Esq.
                  Sullivan & Worcester LLP 1666 K Street, N.W.
                             Washington, D.C. 20006

                                    PART A

                        EVERGREEN VARIABLE ANNUITY TRUST

                                EVERGREEN VA FUND

                           PROSPECTUS/PROXY STATEMENT

                                      LOGO

                             WACHOVIA EQUITY FUND II

                             101 Greystone Boulevard

                               Columbia, SC 29226

March 25, 2002

Dear Shareholder,

         On September 1, 2001, Wachovia Corporation merged into First Union Corporation and management of the combined company undertook the process of comparing product offerings within the Wachovia and Evergreen mutual fund families in order to offer a more streamlined, complete and competitive set of mutual funds while serving the interests of shareholders. As a shareholder of Wachovia Equity Fund II ("Equity Fund II"), you are invited to vote on proposals
(1) to merge Equity Fund II into Evergreen VA Fund ("VA Fund"), a mutual fund within the Evergreen Family of Funds (the "Merger"), and (2) to approve a new Investment Advisory Agreement (the "Advisory Agreement") for Equity Fund II with Evergreen Investment Management Company, LLC ("EIMC"), the investment advisor to the Evergreen Family of Funds. The Board of Trustees of The Wachovia Variable Insurance Funds has approved the Advisory Agreement and the Merger and recommends that you vote FOR both proposals.

         If approved by shareholders, this is how the Merger will work:

o    Your Fund will transfer its assets and identified liabilities to VA Fund.

o VA Fund will issue new shares that will be distributed to you in an amount equal to the value of your Equity Fund II shares. Although the number of shares you hold may change, the total value of your investment will not change as a result of the Merger.

o You will not incur any sales loads or similar transaction charges as a result of the Merger.

         The Merger is intended to be a non-taxable event for shareholders for federal income tax purposes. Details about VA Fund's investment objective, portfolio management team, performance, etc., along with additional information about the proposed Merger, are contained in the attached prospectus/proxy statement. In addition, information regarding EIMC and the Advisory Agreement, which you are being asked to approve, is also contained in the attached prospectus/proxy statement. If approved by shareholders, the Advisory Agreement will remain in effect until the closing of the Merger (scheduled for June 2002). Please take the time to familiarize yourself with this information.

         Votes on both proposals will be cast at a special meeting of Equity Fund II's shareholders to be held on May 13, 2002. The expenses of the Merger, including the costs of soliciting proxies, will be paid by EIMC. If you have any questions about the proposals or the proxy card, please call Georgeson Shareholder Communications, Inc. our proxy solicitor, at 866-515-0318 (toll free). If you own shares of Equity Fund II as a result of your purchase of a variable annuity contract issued by The Hartford Life Insurance Company ("Hartford"), you have the right to instruct Hartford how to vote the Equity Fund II shares it holds under your annuity contract. If you own shares of Equity Fund II as a result of your participation in the Wachovia Pension Plan (the "Plan"), you have the right to instruct Hartford how to vote the Equity Fund II shares it holds under your Pension Plan. Hartford will vote any Wachovia shares for which it does not receive voting instructions in proportionately the same manner- For, Against or Abstain - as shares for it does receive instructions. Please follow the voting instructions as outlined on your proxy card. For purposes of this prospectus/proxy statement, an annuity contract owner or plan participant is referred to as a "shareholder" and the voting instruction form is referred to as a "proxy card."

         Thank you for taking this matter seriously and participating in this important process.

                               Sincerely,                  Sincerely,

                               [Signature]                 [Signature]

                               William Ennis               John W. McGonigle

                               President                   President

                             WACHOVIA EQUITY FUND II

                             101 Greystone Boulevard

                               Columbia, SC 29226

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                           TO BE HELD ON MAY 13, 2002

         A Special Meeting (the "Meeting") of Shareholders of Wachovia Equity Fund II ("Equity Fund II"), a series of The Wachovia Variable Insurance Funds, will be held at the offices of Federated Services Company, 5800 Corporate Drive, Pittsburgh, PA 15237-7080 on May 13, 2002, at 2:00 p.m., and any adjournments thereof, for the following purposes:

1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of February 28, 2002, providing for the acquisition of all the assets of Equity Fund II by Evergreen VA Fund ("VA Fund"), a series of Evergreen Variable Annuity Trust, in exchange for shares of VA Fund and the assumption by VA Fund of the identified liabilities of Equity Fund II. The Plan also provides for distribution of those shares of VA Fund to shareholders of Equity Fund II in liquidation and subsequent termination of Equity Fund II. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Equity Fund II.

2.   To consider  and act upon the  Investment  Advisory  Agreement  between The
     Wachovia Variable Insurance Funds, on behalf of Equity Fund II, and Evergreen Investment Management Company, LLC ("EIMC").

3. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

         On behalf of Equity Fund II, the Board of Trustees of The Wachovia Variable Insurance Funds has fixed the close of business on February 28, 2002 as the record date for the determination of shareholders of the Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.

         IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS ARE URGED TO PROVIDE THEIR VOTING INSTRUCTIONS TO THE HARTFORD LIFE INSURANCE COMPANY AS OUTLINED AT THE END OF THE PROSPECTUS/PROXY STATEMENT, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY CARD WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION. FOR PURPOSES OF THIS PROSPECTUS/PROXY STATEMENT, AN ANNUITY CONTRACT OWNER AND PLAN PARTICIPANT ARE REFERRED TO AS A "SHAREHOLDER" AND THE VOTING INSTRUCTION FORM IS REFERRED TO AS A "PROXY CARD."

                                               By order of the Board of Trustees



                                               [Officer]
                                               [Title]

March 25, 2002

                   INFORMATION RELATING TO THE PROPOSED MERGER

                                       of

                            WACHOVIA EQUITY FUND II,

                a series of The Wachovia Variable Insurance Funds

                                      into

                               EVERGREEN VA FUND,

                  a series of Evergreen Variable Annuity Trust

         This prospectus/proxy statement contains information you should know before providing your voting instructions on the proposed merger ("Merger") of Wachovia Equity Fund II ("Equity Fund II") into Evergreen VA Fund ("VA Fund"). For purposes of this prospectus/proxy statement, an annuity contract owner is referred to as a "shareholder" and the voting instruction form is referred to as a "proxy card." If approved, the Merger will result in your receiving shares of VA Fund in exchange for your shares of Equity Fund II. The investment objectives of both Funds are similar. The investment objective of Equity Fund II is to produce growth of principal and income. The investment objective of VA Fund is to seek long-term capital growth.

         Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and the Merger is contained in the documents described in the box below, all of which have been filed with the Securities and Exchange Commission ("SEC").

                  MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE

----------------------------------------------------------------- ---------------------------------------------------------------
See:                                                              How to get these documents:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------

Prospectus for VA Fund, dated May 1, 2001 as supplemented         The Funds make all of these documents available to you free
September 24, 2001 and November 16, 2001, which accompanies       of charge if you:
this prospectus/proxy statement.                                  o        Call 866-515-0318, or
                                                                  o        Write the Funds at either address below.
Prospectus for Equity Fund II, dated April 30, 2001.

                                                                  You can also obtain any of these documents for a fee from the
Statement of additional information for VA Fund, dated May 1, SEC if you:

2001.                                                             o        Call the SEC at 202-942-8090,

Statement of additional information for Equity Fund II, dated Or for free if you:

April 30, 2001.                                                   o        Go to the EDGAR Database on the SEC's Website
                                                                  (http://www.sec.gov).
Annual report for VA Fund, dated December 31, 2001.

                                                                  To         ask
questions about this prospectus/proxy statement:

Annual report for Equity Fund II, dated December 31, 2001.        o        Call 866-515-0318, or
                                                                  o        Write to the Funds at either address below.
Statement of additional information, dated March 25, 2002, which relates to this prospectus/proxy statement and the Merger.

----------------------------------------------------------------- ---------------------------------------------------------------

         Information relating to each Fund contained in the Fund's annual report, prospectus and statement of additional information, as well as the statement of additional information relating to this prospectus/proxy statement, is incorporated by reference into this prospectus/proxy statement. This means that such information is legally considered to be part of this prospectus/proxy statement.

         The Securities and Exchange Commission has not determined that the information in this prospectus/proxy statement is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

         The shares offered by this prospectus/proxy statement are not deposits of a bank, and are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment.

         The address of VA Fund is 200 Berkeley Street, Boston, MA 02116 (Telephone: 800-343-2898). The address of Equity Fund II is 101 Greystone
            Boulevard, Columbia, SC 29226 (Telephone: 800-994-4414).

                 PROSPECTUS/PROXY STATEMENT DATED MARCH 25, 2002

                                TABLE OF CONTENTS                     [Page #s]

SUMMARY.........................................................................
    What are the key features of the Merger?

    How do the Funds' investment objectives, principal investment strategies and risks compare?
    How do the Funds' sales charges and expenses compare?
    Will I be able to buy,  sell and  exchange
    How do the Funds'  performance  records compare?
    Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger?
    What What will be the primary federal tax consequences of the Merger?


    RISKS.......................................................................
    What are the primary risks of investing in each Fund? Are there any other risks of investing in each Fund?

MERGER INFORMATION..............................................................
    Reasons for the Merger
    Agreement and Plan of Reorganization
    Federal Income Tax Consequences
    Pro-forma Capitalization
    Distribution of Shares
    Purchase and Redemption Procedures
    Exchange Privileges
    Dividend Policy

INFORMATION ON SHAREHOLDERS' RIGHTS.............................................
    Form of Organization
    Capitalization
    Shareholder Liability
    Shareholder Meetings and Voting Rights
    Liquidation
    Liability and Indemnification of Trustees

INFORMATION  REGARDING  INVESTMENT  ADVISORY   AGREEMENT..................   The
        Investment Advisor and Evaluation by the Trustees Terms of the Advisory Agreement

         Fees Paid Under the Advisory Agreements
         More Information About EIMC
         Principal Executive Officers and Directors of EIMC
         Additional Information

VOTING INFORMATION CONCERNING THE MEETING.......................................
     Record Date Information

FINANCIAL STATEMENTS AND EXPERTS................................................

LEGAL MATTERS...................................................................

ADDITIONAL INFORMATION..........................................................

OTHER BUSINESS..................................................................

INSTRUCTIONS FOR EXECUTING PROXY CARDS...........................

INSTRUCTIONS FOR SHAREHOLDERS IN WACHOVIA EQUITY FUND II........................

EXHIBIT A.......................................................................
EXHIBIT B
EXHIBIT C.......................................................................

                                     SUMMARY

         This section summarizes the primary features and consequences of the Merger. This summary is qualified in its entirety by reference to the additional information contained elsewhere in this prospectus/proxy statement and its statement of additional information, in each Fund's prospectus, annual report and statement of additional information and in the Agreement and Plan of Reorganization.

What are the key features of the Merger?

     The Agreement and Plan of Reorganization (the "Plan") sets forth the key features of the Merger. For a complete description of the Merger, see the Plan, attached as Exhibit A to this prospectus/proxy statement. The Plan generally provides for the following:

o the transfer of all of the assets of Equity Fund II to VA Fund in exchange for shares of VA Fund.
o the assumption by VA Fund of the identified liabilities of Equity Fund II. (The identified liabilities consist only of those liabilities reflected on Equity Fund II's statement of assets and liabilities determined immediately preceding the Merger.)

o the liquidation of Equity Fund II by distributing the shares of VA Fund to Equity Fund II's shareholders.

o the structuring of the Merger as a tax-free reorganization for federal income tax purposes.

     The Merger is scheduled to take place on or about June 7, 2002.

         The new shares you receive will have the same total value as your Equity Fund II shares as of the close of business on the day immediately prior to the Merger.

         The Board of Trustees of The Wachovia Variable Insurance Funds, including the Trustees who are not "interested persons" (the "Independent Trustees"), as that term is defined in the Investment Company Act of 1940 (the "1940 Act"), has concluded that the Merger would be in the best interest of Equity Fund II and its shareholders, and that existing shareholders' interests will not be diluted as a result of the Merger. Accordingly, the Trustees have submitted the Plan for the approval of Equity Fund II's shareholders. The Trustees of Evergreen Variable Annuity Trust have also approved the Plan on behalf of VA Fund.

How do the Funds' investment objectives, principal investment strategies and risks compare?

         The following table highlights the comparison between the Funds with respect to their investment objectives and principal investment strategies as set forth in each Fund's prospectus and statement of additional information:

----------------------------- --------------------------------------------- -----------------------------------------------------
                              Equity Fund II                                VA Fund

----------------------------- --------------------------------------------- -----------------------------------------------------
----------------------------- --------------------------------------------- -----------------------------------------------------
INVESTMENT  OBJECTIVES  To  produce  growth of  principal  and  income.  To seek long-term capital growth.

----------------------------- --------------------------------------------- -----------------------------------------------------
----------------------------- --------------------------------------------- -----------------------------------------------------

PRINCIPAL INVESTMENT          o    Under normal market conditions,              oInvests primarily in common stocks of
STRATEGIES                         the Fund invests at least 65% of its          large U.S. companies, typically having a

                                   assets  in common stocks.                     market capitalization over $8.5 billion at the
                              o    The Fund generally invests in                 time of investment.
                                   large capitalization companies               o Employs a "growth-at-a-reasonable-price"
                              o    Selects equity securities based on             method  (a blend between growth and value
                                   a number of factors, incorporating            stocks) when selecting stocks. "Growth" stocks
                                   growth and value measures.                    are stocks of companies that the Fund's
                                                                                 portfolio managers believe have anticipated
                              o    Uses a combination of fundamental             earnings ranging from steady to accelerated
                                   analysis, quantitative modeling,              growth. "Value" stocks are stocks of companies
                                   strategic outlook and relative price          that the Fund's portfolio managers believe are
                                   performance trends to select stocks it        undervalued.
                                   perceives to be undervalued with             o May invest in preferred stocks and
                                   prospects for improving fundamentals.         securities convertible into common stocks.


----------------------------- --------------------------------------------- -----------------------------------------------------

         Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategies and investment goals, and if employed could result in lower returns and loss of market opportunity.

         A portion of the securities held by Equity Fund II may be disposed of in connection with the Merger, whichcould result in additional portfolio transaction costs to the Funds.

         A principal risk of investing in each of the Funds is stock market risk (when economic growth slows, or interest or inflation rates increase, equity securities held by the Funds tend to decline in value and may cause a decrease in dividends paid by a Fund). Both Funds are also subject to investment style risk (certain styles such as growth or value may fall out of favor causing securities held by the Funds to decline). Because both Funds invest in large companies, they are subject to market capitalization risk (investments primarily in one capitalization category may decline in value if that category falls out of favor). For a detailed comparison of the Funds' risks, see the section entitled "Risks" below.

         The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in each Fund's prospectus and statement of additional information.

How do the Funds' sales charges and expenses compare? Will I be able to buy, sell and exchange shares the same way?

         Each Fund offers only one class of shares. You will not pay any front-end or deferred sales charge in connection with the Merger. The procedures for buying and selling shares of the Funds are substantially similar. For more information, see "Purchase and Redemption Procedures" and "Exchange Privileges" below.

         The following tables allow you to compare the sales charges and expenses of the two Funds. The table entitled VA Fund Pro Forma" also shows you what the sales charges will be and what the expenses are estimated to be assuming the Merger takes place.

Shareholder Fees (fees paid directly from your investment)

         The Funds do not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies owned by contract owners and plan participants. Such fees are described in the prospectus of such contracts or policies or in your plan documents.

THIS TABLE DOES NOT REFLECT THE CHARGES AND FEES ASSESSED BY THE INSURANCE COMPANY OR PLAN UNDER YOUR CONTRACT OR POLICY.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

------------------------------------------------------------------------------------- -----------------------------------------
Equity Fund II                                                                  VA Fund  (based on  expenses  for the fiscal
                                                                                year ended
(based on expenses for the fiscal year ended December 31, 2001)                 December 31, 2001)
-------------------------------------------------------------------------- ---------------------------------------------
-------------- ------------ ---------- ----------- ---------- ------------  ------------- ------- ---------- -----------
Management     12b-1        Other      Total       Waiver     Total Fund                                     Total
Fees           and/or       Expenses   Fund        of Fund    Operating     Management    12b-1   Other      Fund
               Shareholder             Operating   Expenses   Expenses      Fees          Fees    Expenses   Operating
               Service                 Expenses               (After                                         Expenses
               Fees                    (Before                Waiver)(2)
                                       Waiver)
-------------- ------------ ---------- ----------- ---------- ------------  ------------- ------- ---------- -----------
-------------- ------------ ---------- ----------- ---------- ------------  ------------- ------- ---------- -----------
    0.70%       0.00% (1)     2.23%      2.93%       1.78%       1.15%         0.75%      0.00%     0.20%      0.95%
-------------- ------------ ---------- ----------- ---------- ------------  ------------- ------- ---------- -----------

(1) Shares of Equity Fund II are subject to a 12b-1 fee of 0.25% ; however, the Fund has no present intention of paying or accruing this fee for the foreseeable future.

(2) Pursuant to an agreement between the investment advisor and The Wachovia Variable Insurance Funds, the investment advisor agrees during the period from January 1, 2002 through June14, 2002 to waive its fees, and/or make reimbursements to the Fund, so that the Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Fund Operating Expenses (after waiver) listed above. The investment advisor agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the investment advisor shall not assert any right to reimbursement of amounts so waived or reimbursed.

---------------------------------------------------------------------------
VA Fund Pro Forma (based on what the estimated combined expenses of VA Fund would have been for the fiscal year ended December 31, 2001)

---------------------------------------------------------------------------
---- -------------------- --------- -------------- ------------------------
     Management Fees      12b-1     Other          Total Fund Operating
                          Fees      Expenses       Expenses

---- -------------------- --------- -------------- ------------------------
---- -------------------- --------- -------------- ------------------------
            0.75%          0.00%        0.20%               0.95%
---- -------------------- --------- -------------- ------------------------



         The table below shows examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in Equity Fund II versus VA Fund, both before and after the Merger, and are for illustration only. The examples assumes a 5% average annual total return, the imposition of any fee waivers or expense reimbursements in effect for the periods described above and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

THE EXAMPLES DO NOT REFLECT THE FEES AND EXPENSES IMPOSED BY THE CONTRACTS, PLANS OR PENSION PLANS FOR WHICH THE FUNDS SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.

Example of Fund Expenses

---------------------------------------------- --------- ----------------------------------------------------
               Equity Fund II                                                  VA Fund

---------------------------------------------- --------- ----------------------------------------------------
------------------- -------------------------- --------- ---------------- -----------------------------------
After:                                                   After:
------------------- -------------------------- --------- ---------------- -----------------------------------
------------------- -------------------------- --------- ---------------- -----------------------------------
1 year              $117                                 1 year           $97
------------------- -------------------------- --------- ---------------- -----------------------------------
------------------- -------------------------- --------- ---------------- -----------------------------------
3 years             $365                                 3 years          $303
------------------- -------------------------- --------- ---------------- -----------------------------------
------------------- -------------------------- --------- ---------------- -----------------------------------
5 years             $633                                 5 years          $525
------------------- -------------------------- --------- ---------------- -----------------------------------
------------------- -------------------------- --------- ---------------- -----------------------------------
10 years            $1,398                               10 years         $1,166
------------------- -------------------------- --------- ---------------- -----------------------------------

        --------------------------------------------------------
                                VA Fund
                               Pro Forma

        ---------------------------------------------------------
        ------------------- -------------------------------------
        After:

        ------------------- -------------------------------------
        ------------------- -------------------------------------
        1 year              $97
        ------------------- -------------------------------------
        ------------------- -------------------------------------
        3 years             $303
        ------------------- -------------------------------------
        ------------------- -------------------------------------
        5 years             $525
        ------------------- -------------------------------------
        ------------------- -------------------------------------
        10 years            $1,166
        ------------------- -------------------------------------


How do the Funds' performance records compare?

         The following tables show how each Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees charged to shareholders' accounts, but do not reflect contract or policy charges assessed by participating insurance companies and pension plan fees. Past performance is not an indication of future results.

Year-by-Year Total Return (%)

         The table below shows the percentage gain or loss for Equity Fund II in the full calendar year since its inception on 11/1/2000 and VA Fund in each calendar year since its inception on 3/1/1996. The table should give you a general idea of the risks of investing in each Fund by showing how VA Fund's return has varied from year-to-year. This table includes the effects of Fund expenses. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns for each Fund would be lower than those shown. For details on account fees charged by participating insurance companies, refer to the prospectus of the variable annuity contracts or variable life insurance policies.

--------------------------------------------- -----------------------------------------------------------------
               Equity Fund II                                             VA Fund

--------------------------------------------- -----------------------------------------------------------------
----------- ------------- ----------------- ------- ------------ ----------- ------------ ---------- ----------
                `00             `01                     `97         `98          `99         `00        `01
                                            30%25%
                                            20%
                                            10%
                                            15%
                                            5%
                                            0
                                            -5%
----------- ------------- ----------------- ------- ------------ ----------- ------------ ---------- ----------
----------- ------------- ----------------- ------- ------------ ----------- ------------ ---------- ----------
30%                                                 37.16
----------- ------------- ----------------- ------- ------------ ----------- ------------ ---------- ----------
----------- ------------- ----------------- ------- ------------ ----------- ------------ ---------- ----------
25%

----------- ------------- ----------------- ------- ------------ ----------- ------------ ---------- ----------
----------- ------------- ----------------- ------- ------------ ----------- ------------ ---------- ----------
20%                                                                          23.03
----------- ------------- ----------------- ------- ------------ ----------- ------------ ---------- ----------
----------- ------------- ----------------- ------- ------------ ----------- ------------ ---------- ----------
15%

----------- ------------- ----------------- ------- ------------ ----------- ------------ ---------- ----------
----------- ------------- ----------------- ------- ------------ ----------- ------------ ---------- ----------
10%

----------- ------------- ----------------- ------- ------------ ----------- ------------ ---------- ----------
----------- ------------- ----------------- ------- ------------ ----------- ------------ ---------- ----------
5%                                                               6.44
----------- ------------- ----------------- ------- ------------ ----------- ------------ ---------- ----------
----------- ------------- ----------------- ------- ------------ ----------- ------------ ---------- ----------
0

----------- ------------- ----------------- ------- ------------ ----------- ------------ ---------- ----------
----------- ------------- ----------------- ------- ------------ ----------- ------------ ---------- ----------
-5%

----------- ------------- ----------------- ------- ------------ ----------- ------------ ---------- ----------
----------- ------------- ----------------- ------- ------------ ----------- ------------ ---------- ----------
-10%                                        -10%                                          -11.99
----------- ------------- ----------------- ------- ------------ ----------- ------------ ---------- ----------
----------- ------------- ----------------- ------- ------------ ----------- ------------ ---------- ----------
-15%                                        -15%                                                     -17.85
----------- ------------- ----------------- ------- ------------ ----------- ------------ ---------- ----------

                           Best Quarter:    4th Quarter 1998           +18.02%
                           Worst Quarter:   3rd Quarter  1998          -17.20%

         The next table lists Equity Fund II's average annual total return over the past year and since inception (through 12/31/2001) and VA Fund's average annual total return over the past one and five years and since inception (through 12/31/2001). This table is intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with an index. At the bottom of the table you can compare each Fund's performance with the S&P 500 Index ("S&P500"). The S&P 500 is an unmanaged market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2001)

-------------------------------------------------------------- -- ---------------------------------------------------------------
Equity Fund II                                                    VA Fund

-------------------------------------------------------------- -- ---------------------------------------------------------------
------------ ---------- -------- ------- -------- ------------ -- --------- ----------- --------- ------- --------- -------------
             Inception                            Performance               Inception                               Performance
             Date          1       5       10     Since                     Date           1        5        10     Since
                         year     year    year    Inception                               year     year     year    3/1/1996
------------ ---------- -------- ------- -------- ------------ -- --------- ----------- --------- ------- --------- -------------
------------ ---------- -------- ------- -------- ------------ -- --------- ----------- --------- ------- --------- -------------
Fund         11/1/2000  -22.67%  N/A     N/A      -26.62%         Fund      3/1/1996    -17.85%   5.37%   N/A       7.09%
------------ ---------- -------- ------- -------- ------------ -- --------- ----------- --------- ------- --------- -------------
------------ ---------- -------- ------- -------- ------------ -- --------------------- --------- ------- --------- -------------
                        %        N/A     N/A      %               S&P 500               -9.10%    N/A     N/A       17.97%
S&P 500

------------ ---------- -------- ------- -------- ------------ -- --------------------- --------- ------- --------- -------------

         For a detailed discussion of the manner of calculating total return, please see each Fund's statement of additional information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date.

         Important information about VA Fund is also contained in management's discussion of VA Fund's performance, attached as Exhibit B to this prospectus/proxy statement. This information also appears in VA Fund's most recent Annual Report.

Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger? What will the advisory fee be after the Merger?

Management of the Funds

         The overall management of VA Fund and Equity Fund II is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Variable Annuity Trust and the Board of Trustees of The Wachovia Variable Insurance Funds, respectively.

Investment Advisor

         Evergreen Investment Management Company, LLC ("EIMC") is the investment advisor to VA Fund and, as of January 1, 2002, to Equity Fund II. Following are some key facts about EIMC:

         -----------------------------------------------------------------------
         o Is a subsidiary of Wachovia Corporation (formerly named First Union Corporation), the 4th largest bank holding company in the United States based on total assets as of December 31, 2001.

         o Has been managing mutual funds and private accounts since 1932.

         o Manages over $102 billion in assets for 129 of the Evergreen and Wachovia Funds as of January 2, 2002. o Is located at 200 Berkeley Street, Boston, Massachusetts 02116.

         -----------------------------------------------------------------------

Portfolio Management

         The day-to-day management of each of VA Fund and Equity Fund II is handled by:

         -----------------------------------------------------------------------
         Two teams of  portfolio  management  professionals  from EIMC's
         Large Cap Core Growth Team and Large Cap Value Team,
         -----------------------------------------------------------------------

Advisory Fees

         For its management and supervision of the daily business affairs of VA Fund, EIMC is entitled to receive an annual fee equal to:

         ------------ ----------------------------------------------------------
                      0.750% of the first $500 million of average daily net assets 0.725% of the next $500 million of average daily net assets 0.700% of amounts over $1 billion

         ------------ ----------------------------------------------------------

What will be the primary federal tax consequences of the Merger?

         Prior to or at the time of the Merger, Equity Fund II and VA Fund will have received an opinion from Sullivan & Worcester LLP that the Merger has been structured so that no gain or loss will be realized by Equity Fund II or its shareholders for federal income tax purposes as a result of receiving VA Fund shares in connection with the Merger. The holding period and aggregate tax basis of shares of VA Fund that are received by a Equity Fund II shareholder will be the same as the holding period and aggregate tax basis of shares of Equity Fund II previously held by such shareholder, provided that shares of Equity Fund II are held as capital assets. In addition, the holding period and tax basis of the assets of Equity Fund II in the hands of VA Fund as a result of the Merger will be the same as they were in the hands of Equity Fund II immediately prior to the Merger. No gain or loss will be recognized by VA Fund upon the receipt of the assets of Equity Fund II in exchange for shares of VA Fund and the assumption by VA Fund of Equity Fund II's identified liabilities.

                                      RISKS

What are the primary risks of investing in each Fund?

         An investment in each Fund is subject to certain risks. The risk factors for the Funds are very similar due to the similarity of the Funds' investment objectives and polices. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following tables and discussions highlight the primary risks associated with an investment in each of the Funds.

----------------------------------------------------------------- --------------
Equity Fund II                                                    VA Fund

----------------------------------------------------------------- --------------
--------------------------------------------------------------------------------

             Both Funds are subject to Stock Market Risk. Both Funds
                     invest primarily in equity securities.
--------------------------------------------------------------------------------

         The Funds' value will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on a shareholder's investment would likely decline. Even if general economic conditions do not change, a shareholder's investment in a Fund may decline if the particular sectors, industries or issuers in which the Fund invests do not perform well.

----------------------------------------------------------------- --------------
Equity Fund II                                                  VA Fund

----------------------------------------------------------------- --------------
--------------------------------------------------------------------------------


      Both Funds are subject to Market Capitalization Risk. Both Funds invest primarily in large capitalization companies.
--------------------------------------------------------------------------------

         Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

----------------------------------------------------------------- --------------
Equity Fund II                                                    VA Fund

----------------------------------------------------------------- --------------
--------------------------------------------------------------------------------

       Both Funds are subject to Investment Style Risk. Both Funds invest in both value and growth stocks.

--------------------------------------------------------------------------------

Stocks with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are out of favor or undervalued in comparison to their peers due to adverse business developments or other factors. Value oriented funds will typically underperform when growth investing is in favor.

Are there any other risks of investing in each Fund?

         Although not a principal investment strategy, Equity Fund II may invest 20% of its assets in American Depository Receipts and not more than 10% of its assets in other securities of foreign issuers. Equity Fund II does not engage in foreign currency transactions. VA Fund does not invest in foreign securities or engage in foreign currency transactions. Investments in foreign securities require consideration of certain factors not normally associated with investments in securities of U.S. issuers. For example, when a Fund invests in foreign securities, they usually will be denominated in foreign currencies, and a Fund temporarily may hold funds in foreign currencies. Thus, the value of a Fund's shares will be affected by changes in exchange rates. A change in the value of any foreign currency relative to the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. In addition, a Fund may incur costs associated with currency hedging and the conversion of foreign currency into U.S. dollars and may be adversely affected by restrictions on the conversion or transfer of foreign currency. Securities markets of foreign countries generally are not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid. Lack of liquidity may affect a Fund's ability to purchase or sell large blocks of securities and thus obtain the best price. Other considerations include political and social instability, expropriation, the lack of available information, higher transaction costs (including brokerage charges), increased custodian charges associated with holding foreign securities and different securities settlement practices.

         Both Funds may invest in futures and options which are forms of derivatives. Small price movements in the underlying asset could result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although these practices are intended to increase returns, they may actually reduce returns or increase volatility.

         Both Funds may also lend their securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

                               MERGER INFORMATION

Reasons for the Merger

         On September 1, 2001, and after approval by shareholders of both companies, Wachovia Corporation merged into First Union Corporation. In connection with that merger, First Union Corporation changed its name to "Wachovia Corporation" immediately after consummation of the merger. Prior to the merger, subsidiaries of Wachovia Corporation and First Union Corporation had managed the Wachovia family of funds and the Evergreen family of funds, respectively. Since September 1, 2001, management of this newly combined financial services company has undertaken the process of comparing product offerings within the Wachovia and Evergreen Fund families to determine opportunities for the elimination of duplicate products. The objective of the analysis was to ensure that a consolidated Wachovia and Evergreen Fund family offered a streamlined, more complete, competitive set of mutual funds, while serving the interests of the shareholders.

         All of the Trustees of The Wachovia Variable Insurance Funds, including the Independent Trustees, considered the Merger at a regular meeting held on December 6, 2001 and approved the Merger at a special meeting held on January 15, 2002; they determined that the Merger was in the best interests of Equity Fund II and its shareholders and that the interests of existing shareholders of Equity Fund II would not be diluted as a result of the transactions contemplated by the Merger. In addition, Trustees of Evergreen Variable Annuity Trust considered and approved the Merger at a regular meeting held on December 13-14, 2001. They determined that the Merger was in the best interests of VA Fund and its shareholders, and that the interests of existing shareholders of VA Fund would not be diluted as a result of the transactions contemplated by the Merger.

         Before  approving  the Plan,  the  Trustees  of The  Wachovia  Variable
Insurance Funds reviewed various factors about the Funds and the proposed Merger. The Trustees considered the relative size of the Funds as well as the similarity of the Funds' investment objectives and principal investment strategies. The Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved by combining Equity Fund II with VA Fund. As of September 30, 2001, Equity Fund II's total net assets were approximately $2.2 million and VA Fund's total net assets were approximately $44.8 million. By merging into VA Fund, contract owners of Equity Fund II would have the benefit of a larger fund with a similar investment objective and policies.

         The Trustees also considered the relative expenses of the Funds. Currently, the expense ratio of VA Fund is lower than that of Equity Fund II, both before and after the Wachovia Fund's contractual waiver is taken into account. The Trustees noted that the contractual waiver currently in place for Equity Fund II will not be renewed after the Closing Date, and that the lower operational expenses as well as the efficiencies achieved in operating a larger mutual fund should cause the combined post-merger fund to have a lower expense ratio than that of Equity Fund II.

         The Trustees also considered the relative performance of each Fund and noted that the year-to-date performance for the period ended September 30, 2001 was higher for VA Fund than for Equity Fund II. For the year-to-date period ended September 30, 2001, the total return of Equity Fund II was -32.00% while the total return of VA Fund was -24.40%.

         In addition, the Trustees considered among other things:

o    the terms and conditions of the Merger;
o the fact that the Merger would not result in the dilution of shareholders' interests;

o the fact that EIMC will bear the expenses incurred by Equity Fund II and VA Fund in connection with the Merger;
o    the fact that VA Fund will assume the identified liabilities of Equity Fund
     II;
o the fact that the Merger is expected to be tax free for federal income tax purposes;

o the relative tax situations of Equity Fund II and VA Fund including realized and unrealized gains and losses;

o alternatives available to shareholders of Equity Fund II, including the ability to redeem their shares;
o    the investment experience, expertise and resources of EIMC;
o the service features and distribution resources available to shareholders of the Funds and the anticipated increased array of investment alternatives available to shareholders of the Evergreen Family of Funds; and

o the fact that VA Fund will indemnify the Trustees of The Wachovia Variable Insurance Funds against certain liabilities.

         During their consideration of the Merger, the Trustees of The Wachovia Variable Insurance Funds met with Fund counsel and counsel to the Independent Trustees regarding the legal issues involved.

       The Trustees of The Wachovia Variable Insurance Funds have voted to retain their ability to make claims under their existing Directors and Officers Liability Insurance Policy for a period of three years following consummation of the Merger. EIMC will bear the cost of such additional insurance coverage.

         Accordingly, for the reasons noted above, together with other factors and information considered relevant, and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, the Trustees of The Wachovia Variable Insurance Funds concluded that the proposed Merger would be in the best interests of Equity Fund II and its shareholders.

         The Trustees of Evergreen Variable Annuity Trust also approved the Merger on behalf of VA Fund.

Agreement and Plan of Reorganization

         The following summary is qualified in its entirety by reference to the Plan (the form of which is Exhibit A hereto).

         The Plan provides that VA Fund will acquire all of the assets of Equity Fund II in exchange for shares of VA Fund and the assumption by VA Fund of the identified liabilities of Equity Fund II on or about June 7, 2002 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Equity Fund II will endeavor to discharge all of its known liabilities and obligations that are due and payable on the Closing Date. VA Fund will not assume any liabilities or obligations of Equity Fund II other than those reflected in an unaudited statement of assets and liabilities of Equity Fund II prepared as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Closing Date (the "Valuation Time"). VA Fund will provide the Trustees of The Wachovia Variable Insurance Funds with certain indemnifications as set forth in the Plan.

         The number of full and fractional shares of VA Fund to be received by the shareholders of Equity Fund II will be determined by multiplying the number of full and fractional shares of Equity Fund II by a factor which shall be computed by dividing the net asset value per share of Equity Fund II by the net asset value per share of VA Fund. Such computations will take place as of the Valuation Time. The net asset value per share will be determined by dividing assets, less liabilities, in each case, by the total number of outstanding shares.

         The custodian for the Funds will compute the value of each Fund's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the prospectus and statement of additional information of VA Fund, Rule 22c-1 under the 1940 Act, and the interpretations of such Rule by the SEC's Division of Investment Management.

         At or prior to the Closing Date, Equity Fund II will have declared a dividend and distribution which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) substantially all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after the reductions for any capital loss carryforward).

         As soon after the Closing Date as conveniently practicable, Equity Fund II will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of VA Fund received by Equity Fund II. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of Equity Fund II's shareholders on VA Fund's share records of its transfer agent. Each account will receive the respective pro rata number of full and fractional shares of VA Fund due to the Fund's shareholders. All issued and outstanding shares of Equity Fund II, including those represented by certificates, will be canceled. The shares of VA Fund to be issued will have no preemptive or conversion rights. After these distributions and the winding up of its affairs, Equity Fund II will be terminated.

         The consummation of the Merger is subject to the conditions set forth in the Plan, including approval by Equity Fund II's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of Equity Fund II's shareholders, the Plan may be terminated (a) by the mutual agreement of Equity Fund II and VA Fund; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         Whether or not the Merger is consummated, EIMC will pay the expenses incurred by Equity Fund II and VA Fund in connection with the Merger (including the cost of any proxy-soliciting agent). No portion of the expenses will be borne directly or indirectly by Equity Fund II, VA Fund or their shareholders.

         If Equity Fund II shareholders do not approve the Merger, the Trustees of The Wachovia Variable Insurance Funds will consider other possible courses of action which may be in the best interests of shareholders.

Federal Income Tax Consequences

         The Merger is intended to qualify for federal income tax purposes as a tax free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Merger, Equity Fund II and VA Fund will each receive an opinion from Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Merger:

         (1) The transfer of all of the assets of Equity Fund II solely in exchange for shares of VA Fund and the assumption by VA Fund of the identified liabilities of Equity Fund II followed by the distribution of VA Fund's shares to the shareholders of Equity Fund II in liquidation of Equity Fund II will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and VA Fund and Equity Fund II will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) No gain or loss will be recognized by VA Fund upon the receipt of the assets of Equity Fund II solely in exchange for the shares of VA Fund and the assumption by VA Fund of the identified liabilities of Equity Fund II;

         (3) No gain or loss will be recognized by Equity Fund II on the transfer of its assets to VA Fund in exchange for VA Fund's shares and the assumption by VA Fund of the identified liabilities of Equity Fund II or upon the distribution (whether actual or constructive) of VA Fund's shares to Equity Fund II's shareholders in exchange for their shares of Equity Fund II;

         (4) No gain or loss will be recognized by Equity Fund II's shareholders upon the exchange of their shares of Equity Fund II for shares of VA Fund in liquidation of Equity Fund II;

         (5) The aggregate tax basis of the shares of VA Fund received by each shareholder of Equity Fund II pursuant to the Merger will be the same as the aggregate tax basis of the shares of Equity Fund II held by such shareholder immediately prior to the Merger, and the holding period of the shares of VA Fund received by each shareholder of Equity Fund II will include the period during which the shares of Equity Fund II exchanged therefore were held by such shareholder (provided that the shares of Equity Fund II were held as a capital asset on the date of the Merger); and

(6) The tax basis of the assets of Equity Fund II acquired by VA Fund will be the same as the tax basis of such assets to Equity Fund II immediately prior to the Merger, and the holding period of such assets in the hands of VA Fund will include the period during which the assets were held by Equity Fund II.

         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Merger is consummated but does not qualify as a tax free reorganization under the Code, a shareholder of Equity Fund II would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of VA Fund shares he or she received. Shareholders of Equity Fund II should consult their tax advisors regarding the effect, if any, of the proposed Merger in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Merger, shareholders of Equity Fund II should also consult their tax advisors as to the state and local tax consequences, if any, of the Merger.

         Any capital loss carryforward of the Equity Fund II will be available to the VA Fund to offset capital gains recognized after the Merger subject to certain limitations.

Pro-forma Capitalization

         The following table sets forth the capitalizations of Equity Fund II and VA Fund as of December 31, 2001 and the capitalization of VA Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.57 shares of VA Fund issued for each Equity Fund II shares.

        Capitalization of Equity Fund II, VA Fund and VA Fund (Pro Forma)


--------------------------------- ------------------------------- ------------------------------- -------------------------------
                                          Equity Fund II                     VA Fund                   VA Fund (Pro Forma)
                                          --------------                     -------                   -------------------
Total Net Assets                                      $2,846,637                     $47,016,495                     $49,863,132
--------------------------------- ------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- ------------------------------- -------------------------------
Net Asset Value Per Share                                  $6.96                          $12.29                          $12.29
--------------------------------- ------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- ------------------------------- -------------------------------
Shares Outstanding                                                                     3,825,492                       4,057,108
                                             409,093

--------------------------------- ------------------------------- ------------------------------- -------------------------------

         The table set forth above should not be relied upon to reflect the number of shares to be received in the Merger; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Merger.

Distribution of Shares

       Information regarding the 12b-1 plans adopted by the Equity Fund II is included in its prospectus and statement of additional information.

Purchase and Redemption Procedures

         Shares of each Fund are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by The Hartford Life Insurance Company - shareholders may not purchase or redeem shares of the Fund directly. Shareholders should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies and how to redeem funds or change investment options.

         The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

Exchange Privileges

       [As a shareholder of Equity Fund II, you may exchange shares of a Fund into shares of another Fund offered by the participating insurance company at net asset value ("NAV").]

Dividend Policy

         Each Fund distributes its investment company taxable income annually and its net realized gains, if any, at least annually to the separate accounts of participating insurance companies on the dividend record date. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See each Fund's prospectus for further information concerning dividends and distributions.

         After the Merger, separate accounts and pension plans of Equity Fund II will have dividends and/or distributions received from VA Fund reinvested in shares of VA Fund. Shareholders of Equity Fund II who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from VA Fund in cash after the Merger, although they may, after the Merger, elect to have such dividends and/or distributions reinvested in additional shares of VA Fund.

         Both VA Fund and Equity Fund II have qualified and intend to continue to qualify to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Fund must distribute at least 90% of its taxable and tax-exempt income. While so qualified, so long as the Fund distributes substantially all of its net investment company taxable and tax-exempt income and any net realized gains to shareholders, it is expected that the Fund will not be required to pay any federal income taxes on the amounts so distributed.

                       INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

         VA Fund is a series of Evergreen Variable Annuity Trust, an open-end management investment company registered with the SEC under the 1940 Act that offers shares of its funds only to separate accounts of participating insurance companies and pension plans.,. Evergreen Variable Annuity Trust is organized as a Delaware business trust and is governed by its Declaration of Trust, By-Laws, a Board of Trustees and by applicable Delaware and federal law. Equity Fund II is a series of The Wachovia Variable Insurance Funds, an open-end management investment company registered with the SEC under the 1940 Act that offers shares of its funds only to separate accounts of participating insurance companies and pension plans. The Wachovia Variable Insurance Funds is organized as a Massachusetts business trust and is governed by its Declaration of Trust, By-Laws, a Board of Trustees and by applicable Massachusetts and federal law.

Capitalization

         The beneficial interests in VA Fund are represented by an unlimited number of transferable shares of beneficial interest, $0.001 par value per share. The beneficial interests in Equity Fund II are represented by an unlimited number of transferable shares with no par value. Each Fund's Declaration of Trust permits the Trustees of each Trust to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares are offered in only one class and represent equal proportionate interests in the assets belonging to the Fund. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by Fund, as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers that affect only their particular Fund

Shareholder Liability

         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no such similar statutory or other authority limiting business trust shareholder liability exists. As a result, to the extent that Evergreen Variable Annuity Trust or a shareholder is subject to the jurisdiction of a court that does not apply Delaware law, shareholders of Evergreen Variable Annuity Trust may be subject to liability. To guard against this risk, the Declaration of Trust of Evergreen Variable Annuity Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen Variable Annuity Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Variable Annuity Trust is remote.

       Under the applicable Massachusetts law, shareholders may, under certain circumstances, be held personally liable for the obligations of The Wachovia Variable Insurance Funds. However, the Declaration of Trust of The Wachovia Variable Insurance Funds contains an express disclaimer of shareholder liability and requires that notice of such disclaimer be given in each agreement entered into or executed by The Wachovia Variable Insurance Funds or the Trustees of The Wachovia Variable Insurance Funds. The Declaration of Trust also provides for shareholder indemnification out of the assets of Equity Fund II.

Shareholder Meetings and Voting Rights

         Neither Evergreen Variable Annuity Trust on behalf of VA Fund nor The Wachovia Variable Insurance Funds on behalf of Equity Fund II is required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Variable Annuity Trust. A meeting of shareholders may be called for any purposes when requested in writing by the holders of at least 10% of the outstanding shares of The Wachovia Variable Insurance Funds entitled to vote. In addition, each Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Neither Evergreen Variable Annuity Trust nor The Wachovia Variable Insurance Funds currently intends to hold regular shareholder meetings. Cumulative voting is not permitted. Except when a larger quorum is required by applicable law, with respect to VA Fund, 25% of the outstanding shares entitled to vote constitutes a quorum for consideration of a matter; with respect to Equity Fund II, 50% of the outstanding shares entitled to vote constitutes a quorum for consideration of a matter. For each Fund, a majority (greater than 50%) of the votes cast and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940
Act).

         Under the Declaration of Trust of Evergreen Variable Annuity Trust, each share of VA Fund will be entitled to one vote for each dollar or fraction of a dollar of net asset value applicable to such share. Under the Declaration of Trust of The Wachovia Variable Insurance Funds, as to any matter on which the shareholder is entitled to vote, each whole share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote.

Liquidation

         In the event of the liquidation of VA Fund, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund over the liabilities belonging to the Fund . The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares the Fund held by them and recorded on the books of the Fund. In the event of termination of Equity Fund II, upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, belonging to the Fund, the Trustees will distribute the remaining assets belonging to the Fund or class ratably among the holders of outstanding shares of the Fund .

Liability and Indemnification of Trustees

         Under the Declaration of Trust of Evergreen Variable Annuity Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

       Under the Declaration of Trust and By-Laws of The Wachovia Variable Insurance Funds, a Trustee is liable only for his willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Each Trustee is indemnified by the Trust to the fullest extent permitted by law against liability and all expenses, including the cost of litigation, incurred by him as a result of any legal action in which he becomes involved by virtue of his being a Trustee, unless it is determined that the Trustee acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         The foregoing is only a summary of certain characteristics of the operations of the Declarations of Trust of Evergreen Variable Annuity Trust and The Wachovia Variable Insurance Funds, their respective By-Laws and Delaware and Massachusetts law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws and Delaware and Massachusetts law directly for more complete information.

               INFORMATION REGARDING INVESTMENT ADVISORY AGREEMENT

The Investment Advisor and Evaluation by the Trustees

         In conjunction with combining the investment management functions within the newly combinedWachovia Corporation, discussed above under "Reasons for the Merger", the Trustees of The Wachovia Variable Insurance Funds were asked to approve a series of new investment advisory agreements for The Wachovia Variable Insurance Funds on behalf of each of its series, including Equity Fund II, with EIMC. EIMC, located at 200 Berkeley Street, Boston, Massachusetts 02116, is the investment advisor to the Evergreen Funds and is a wholly owned subsidiary of Wachovia Corporation. At a regular meeting held December 6, 2001, the Trustees of The Wachovia Variable Insurance Funds met in person to discuss the recommendation.

         The Trustees requested, received and considered such information as they deemed reasonably necessary to enable them to evaluate each of the investment advisory agreements. On December 5, 2001, the Trustees, including all of the Independent Trustees, voted to (1) terminate the existing Investment Advisory Agreement for The Wachovia Variable Insurance Funds with Wachovia Fund Advisers, a division of Wachovia Bank, N.A. ( "Wachovia Fund Advisers") (the "Prior Agreement"), (2) approve an Interim Investment Advisory Agreement for The Wachovia Variable Insurance Funds with EIMC to become effective January 1, 2002 and to remain in effect until the earlier of May 30, 2002 or until a new investment agreement could be presented to and approved by shareholders (the "Interim Agreement") and (3) approve a new Investment Management Agreement with EIMC to become effective upon approval by shareholders of Equity Fund II (the "Advisory Agreement"). The Prior Agreement was last submitted to a vote of shareholders on January 1, 1994 with respect to Equity Fund II.

         The material factors considered by the Trustees in approving the Interim Agreement and the Advisory Agreement were: (i) the expected nature and quality of services to be provided by EIMC; (ii) the fact that there would be no change in the amount of advisory fees paid by the Fund under the Prior Agreement; (iii) EIMC's financial strength and insurance coverage; (iv) the investment advisory experience and reputation of the personnel of EIMC; and (v) its administrative support services.

Terms of the Advisory Agreement

         The following description of the Advisory Agreement is qualified entirely by reference to the Advisory Agreement, which is attached as Exhibit C to this prospectus/proxy statement. The terms of the Advisory Agreement are substantially similar to the terms of the Prior Agreement. The Advisory Agreement provides in substance: (1) that, subject to the supervision of the Board of Trustees of The Wachovia Variable Insurance Funds, EIMC would be responsible for the day-to-day investment and reinvestment of Equity Fund II's securities, (2) that Equity Fund II pays EIMC a maximum fee equal to 0.70% of average daily net assets and EIMC agrees to maintain all current expense caps or waivers in effect with Wachovia Fund Advisers; (3) that, as required by the 1940 Act, it will continue for a period of two years from its effective date and thereafter from year to year if approved at least annually by a majority vote of the outstanding shares of Equity Fund II or by a majority of the Trustees and a majority of the Independent Trustees; (4) that it may be terminated, without penalty, by EIMC, by the Trustees or by a majority vote of the outstanding shares of Equity Fund II upon 60 days prior written notice; and (5) that it will terminate automatically in the event of its "assignment" as such term is defined in the 1940 Act.

Fees Paid Under the Advisory Agreements

         Each of the Prior Agreement, Interim Agreement and Advisory Agreement for Equity Fund II provides that the investment advisor be paid a fee at the annual rate listed below:

--------------------------------------------------------------------------------
o        0.70% of average daily net assets.

o EIMC agrees to waive its fees and/or make reimbursements to Equity Fund II so that the Fund's net operating expenses, in the aggregate, do not exceed 1.15%.

--------------------------------------------------------------------------------


For the most recently completed fiscal year ended on December 31, 2001, Wachovia Fund Advisers waived all of its fees to EIMC.

More Information about  EIMC

         EIMC also  serves as  investment  advisor  to the  following  Evergreen
Funds, which have investment objectives similar to that of Equity Fund II, at the fee rates set forth below:

                                            Net Assets as of                            Annual Investment

Fund                                        September 30, 2001                          Advisory Fee
Evergreen VA Capital Growth Fund                $43,361,497                                 0.80%

Evergreen VA Fund                               $44,760,299                                 0.750% of first $500 million

                                                                                            0.725% of next $500 million

                                                                                            0.700% of amounts over $1 billion

Evergreen VA Omega Fund                         $86,999,369                                 0.52%


Principal Executive Officers and Directors of EIMC

         The following is a list of EIMC's principal executive officers and directors. As stated above, EIMC's principal address is 200 Berkeley Street, Boston, Massachusetts 02116.

         Name                       Title
         William M. Ennis           Director, President and Chief Executive Officer of Evergreen Investment Company, Inc.
         Donald A. McMullen         Director, Vice Chairman of Wachovia Corporation
         W. Douglas Munn            Director,  Senior Vice  President  and Chief  Operating  Officer of Evergreen  Investment
                                    Company, Inc.
         Dennis H. Ferro            Director, President, Chief Investment Officer
         Richard S. Gershen         Director, Chief Operating Officer
         Christopher P. Conkey      Executive Managing Director, Chief Investment Officer (Equity)
         Sam Paddison               Executive Managing Director, Chief Investment Officer (Specialty Fixed Income)
         Thomas W. Trickett         Chief Financial Officer
         Michael H. Koonce Secretary, Chief Legal Officer
         James F. Angelos           Senior Vice President, Chief Compliance Officer

Additional Information

     Wachovia Bank, N.A., a wholly owned subsidiary of Wachovia Corporation and former investment advisor to The Wachovia Variable Insurance Funds, acts as custodian for the securities and cash of The Wachovia Variable Insurance Funds. For these services, Equity Fund II paid custody fees in the amount of $408 for the fiscal year ended December 31, 2001.

                    VOTING INFORMATION CONCERNING THE MEETING

         This prospectus/proxy statement is being sent to shareholders of Equity Fund II in connection with a solicitation of proxies by the Trustees of The Wachovia Variable Insurance Funds, to be used at the Special Meeting of Shareholders (the "Meeting) to be held at 2:00 p.m., on May 13, 2002, at the offices of Federated Services Company, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7080, and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Equity Fund II on or about March 25, 2002. Only shareholders of record as of the close of business on February 28, 2002 (the "Record Date") will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

         If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Merger, FOR the Advisory Agreement and FOR any other matters deemed appropriate. will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not have the effect of being counted as votes against the Plan, which must be approved by a majority of the votes cast and entitled to vote. However, such abstentions will have the effect of being counted as votes against the Advisory Agreement which must be approved by a majority of the outstanding shares. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of The Wachovia Variable Insurance Funds at the address set forth on the cover of this prospectus/proxy statement. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Merger contemplated thereby and FOR approval of the Advisory Agreement.

         Approval of the Merger will require the affirmative vote of a majority (greater than 50%) of Equity Fund II's shares voted and entitled to vote at the Meeting, assuming a quorum (at least 50% of the Fund's shares entitled to vote) is present. Approval of the Advisory Agreement requires the vote of a majority of the outstanding shares of Equity Fund II. A majority of the outstanding shares is defined in the 1940 Act as the lesser of (a) 67% of the shares of the Equity Fund II present at the Meeting if more than 50% of the shares outstanding on the Record Date are present in person or by proxy at the Meeting; or (b) more than 50% of the shares of Equity Fund II outstanding on the Record Date.

         In voting for the Merger and the Advisory Agreement, each share of Equity Fund II will be entitled to one vote for each dollar of net asset value applicable to such shares. Fractional shares are entitled to proportionate shares of one vote.

         Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of EIMC, its affiliates or other representatives of Equity Fund II (who will not be paid for their soliciting activities). In addition, Georgeson Shareholder Communications, Inc., the Fund's proxy solicitor, may make proxy solicitations. If you wish to participate in the Meeting, you may submit the proxy card included with this prospectus/proxy statement by mail, by Internet or vote by telephone or attend in person. (See the back of this prospectus/proxy statement for voting instructions.) Any proxy given by you is revocable. All costs of solicitation of proxies are paid for by ________.

         If Equity Fund II shareholders do not vote to either approve the Merger and/or the Advisory Agreement, the Trustees of The Wachovia Variable Insurance Funds will consider other possible courses of action in the best interests of shareholders. In the event that sufficient votes to approve the proposals are not received before the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by a plurality of the shares present in person or by proxy at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

         A shareholder who objects to the proposed Merger will not be entitled under either Massachusetts law or the Declaration of Trust of The Wachovia Variable Insurance Funds to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in of a gain or loss to shareholders for federal income tax purposes and that, if the Merger is consummated, it will not affect shareholder's rights to transfer their account balances among available investment options to make withdrawals, as offered through their insurance companies or pension plans.

           Shares of Equity Fund II may be redeemed at any time prior to the consummation of the Merger. Shareholders of Equity Fund II may wish to consult their tax advisors as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.

         Equity Fund II does not hold annual shareholder meetings. If the Merger is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of The Wachovia Variable Insurance Funds at the address set forth on the cover of this prospectus/proxy statement so that they will be received by the Fund in a reasonable period of time prior to the meeting.

         The votes of the shareholders of VA Fund are not being solicited by this prospectus/proxy statement and are not required to carry out the Merger.

Record Date Information

         As of the Record Date, ____ shares of beneficial interest of Equity Fund II was outstanding.

         As of January 31, 2002, the officers and Trustees of The Wachovia Variable Insurance Funds beneficially owned as a group less than 1% of the outstanding shares of Equity Fund II. To The Wachovia Variable Insurance Funds' knowledge, the following persons owned beneficially or of record more than 5% of Equity Fund II's outstanding shares as of January 31, 2002:

------------------------------------ ------------------ ------------------------------ -----------------------------
Name and Address                       No. of Shares    Percentage of Shares Before    Percentage of Shares After
----------------                       -------------    ----------------------------   --------------------------
                                                                   Merger                         Merger
                                                                   ------                         ------
Hartford Life Insurance Co. Attn:      316,528.7650                75.340%
David Ten Broeck Wing A3E
P.O. Box 2999
Hartford, CT 06104-2999
First Union National Bank FBO          100,110.8370                23.830%
Wachovia Pension Plan
1525 West Wt. Harris Boulevard
Charlotte, NC 28288-0001
------------------------------------ ------------------ ------------------------------ -----------------------------


         As of January 31, 2002, the officers and Trustees of Evergreen Variable
Annuity Trust beneficially owned as a group less than 1% of the outstanding shares of VA Fund. To Evergreen Variable Annuity Trust's knowledge, the following persons owned beneficially or of record more than 5% of VA Fund's outstanding shares as of January 31, 2002:

------------------------------------ ------------------ ------------------------------ -----------------------------
Name and Address                       No. of Shares    Percentage of Shares Before    Percentage of Shares After
----------------                       -------------    ----------------------------   --------------------------
                                                                   Merger                         Merger
                                                                   ------                         ------
Nationwide Life Insurance Co.          2,609,835.578               68.757%
Variable Account #6 c/o IPO
Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029
Security Equity Life Insurance Co.      681,253.447                17.948%
Security Equity Life Insurance Co.      341,909.235                9.008%
c/o Bonnie Harris, B1-08 13045
Tesson Ferry Road
St. Louis, MO 63128
------------------------------------ ------------------ ------------------------------ -----------------------------

THE TRUSTEES OF THE WACHOVIA VARIABLE INSURANCE FUNDS RECOMMEND APPROVAL OF THE PLAN AND THE ADVISORY AGREEMENT. ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN AND THE ADVISORY AGREEMENT.

                        FINANCIAL STATEMENTS AND EXPERTS

         The Annual Report of Equity Fund II as of December 31, 2001, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of Ernst & Young LLP, independent auditors, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

       The Annual Report of VA Fund as of December 31, 2001, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG LLP, independent auditors, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of VA Fund will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                             ADDITIONAL INFORMATION

         Equity Fund II and VA Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois
60661-2511 and Woolworth Building, 233 Broadway, New York, New York 10279, at prescribed rates.

                                 OTHER BUSINESS

         The Trustees of The Wachovia Variable Insurance Funds do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

March 25, 2002

                     INSTRUCTIONS FOR EXECUTING PROXY CARDS

     The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.
2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

     REGISTRATION                                    VALID SIGNATURE

     CORPORATE ACCOUNTS

     (1) ABC Corp.                                   ABC Corp.
     (2) ABC Corp.                                   John Doe, Treasurer
     (3) ABC Corp.                                   John Doe
           c/o John Doe, Treasurer

     (4) ABC Corp. Profit Sharing Plan               John Doe, Trustee


     TRUST ACOUNTS

     (1) ABC Trust                                   Jane B. Doe, Trustee
     (2) Jane B. Doe, Trustee                        Jane B. Doe
           u/t/d 12/28/78


     CUSTODIAL OR ESTATE ACCOUNTS

     (1) John B. Smith, Cust.                        John B. Smith
         f/b/o John B. Smith, Jr. UGMA
     (2) John B. Smith                              John B. Smith, Jr., Executor

     After completing your proxy card, return it in the enclosed postage paid envelope.

                                INSTRUCTIONS FOR

                     SHAREHOLDERS IN WACHOVIA EQUITY FUND II

Since you are a shareholder in Equity Fund II, you have the right to instruct The Hartford Life Insurance Company ("Hartford") how to vote the Equity Fund II shares they hold under your annuity contract. You can do so by following the instructions on your proxy card. Hartford will vote any Equity Fund II shares for which it does not receive voting instructions in proportionately the same manner - For, Against, or Abstain - as shares for which it does receive instructions. For purposes of this prospectus/proxy statement, an annuity contract owner or plan participant is referred to as a "shareholder" and the voting instruction form is referred to as a "proxy card."

           If you have any questions about the proxy card, please call Georgeson Shareholder Communications, Inc., our proxy solicitor, at 866-515-0318.

                                       54
                                                                       EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 28th day of February, 2002, by and between Evergreen _____________Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Evergreen Trust"), with respect to its Evergreen ________________ Fund series (the "Acquiring Fund"), and The Wachovia _____________ Funds, a Massachusetts business trust, with its principal place of business at Federated Investors Tower, Pittsburgh, Pennsylvania 15222 (the "Wachovia Trust"), with respect to its Wachovia ________________ Fund series (the "Selling Fund").

         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(___) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A, Class B, Class C and Class I shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares pro rata to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Evergreen Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein;

         WHEREAS, the Trustees of the Wachovia Trust have determined that the Selling Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares on the terms and conditions herein set forth, that such exchange is in the best interests of the Selling Fund and that the interests of the Selling Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge prior to the Closing Date all of its known liabilities and obligations that are due and payable as of the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund. The Acquiring Fund hereby agrees to indemnify each Trustee of Wachovia Trust against all liabilities and expenses incurred by such Trustee in the manner and to the extent that such liabilities and expenses would have been indemnified under Wachovia Trust's Declaration of Trust and By-Laws. Evergreen Investment Management Company, LLC agrees to pay for the continuation of the existing D & O insurance coverage for the Trustees of the Wachovia Trust for a period of three years following the Closing Date.

         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement (as defined in paragraph 4.1(o)) which has been distributed to shareholders of the Selling Fund.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

     1.8 TERMINATION. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Evergreen Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Evergreen Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to such class by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of Class ___, Class ___, Class ___ and Class ___ shares of the Selling Fund will receive Class A, Class B, Class C and Class I shares, respectively, of the Acquiring Fund.

     2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about June ___, 2002 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. Eastern time at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.3 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, as transfer agent for the Selling Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Evergreen Service Company, as transfer agent for the Acquiring Fund, shall deliver at the Closing a certificate as to the opening on the Acquiring Fund's share transfer books of accounts in the names of the Selling Fund Shareholders. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Wachovia Trust or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Massachusetts business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Wachovia Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The audited financial statements of the Selling Fund at __________, 2001 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since ___________, 2001 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year substantially all net investment income and realized capital gains [and has met the diversification requirements of Section 817(h) of the Code and the rules thereunder - for variable annuity funds only].

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information furnished by the Selling Fund to the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement , insofar as it relates to the Wachovia Trust or the Selling Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

     4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Evergreen Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The audited financial statements of the Acquiring Fund at __________, 2001 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

                  (g) Since __________, 2001 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) As of the Closing Date, the Acquiring Fund will have no liabilities, actual or contingent, known or unknown, except as are set forth in the Statement of Assets and Liabilities referred to in Section 6.2

                  (i) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains. [and has met the diversification requirements of Section 817(h) of the Code and the rules thereunder - for variable annuity funds only.]

                  (k) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (l) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the
Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (m) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (n) The information furnished by the Acquiring Fund to the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Evergreen Trust or the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.3 APPROVAL BY SHAREHOLDERS. The Wachovia Trust will call a meeting of the shareholders of the Selling Fund to act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by the Wachovia Trust's President and Treasurer.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of the Evergreen Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Acquiring Fund shall have delivered to the Selling Fund a Statement of the Fund's Assets and Liabilities as of the Closing Date, including a schedule identifying the nature and amount of each liability reflected on such Statement, certified by the Treasurer or Assistant Treasurer of the Acquiring Fund.

         6.3 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of Sullivan & Worcester LLP, to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Evergreen Trust's Declaration of Trust or By-Laws or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only  insofar as they relate to the  Acquiring  Fund,  the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (g) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Evergreen Trust's officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Acquiring Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Selling Fund, contained in the Prospectus/Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of the Wachovia Trust and the Selling Fund.

         Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of the Wachovia Trust, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

     7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Wachovia Trust.

         7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Kirkpatrick & Lockhart LLP, counsel to the Selling Fund, in a form reasonably satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of Kirkpatrick & Lockhart LLP, to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel (but without independent inquiry or investigation), no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Wachovia Trust's Declaration of Trust or By-laws, or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Selling Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (h) To the knowledge of such counsel (but without independent inquiry or investigation), no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

                  (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Selling Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (f) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Wachovia Trust's officers and other representatives of the Selling Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Selling Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to information relating to the Acquiring Fund, contained in the Prospectus/Proxy Statement or Registration Statement, and that such opinion is solely for the benefit of the Evergreen Trust and the Acquiring Fund.

         Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Kirkpatrick & Lockhart LLP appropriate to render the opinions expressed therein.

         In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING

                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Wachovia Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable or tax exempt income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carry forward).

         8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares pro rata to the Selling Fund Shareholders in liquidation of the Selling Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1)(__) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the pro forma financial statements that are included in the Registration Statement and Prospectus/Proxy Statement agree to the underlying accounting records of the Acquiring Fund and the Selling Fund or with written estimates provided by each Fund's management, and were found to be mathematically correct; and

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

         In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) they had performed limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) which consisted of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus/Proxy Statement, and making inquiries of appropriate officials of the Evergreen Trust and of the Wachovia Trust responsible for financial and accounting matters whether such unaudited pro forma financial statements comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

                  (c) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (d) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Acquiring Fund or with written estimates by the Acquiring Fund's management and were found to be mathematically correct.

                                   ARTICLE IX

                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Evergreen Investment Management Company, LLC or one of its affiliates. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

     (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or
                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Evergreen Trust, the Wachovia Trust, or the respective Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Selling Fund, shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 With respect to both the Wachovia Trust and the Evergreen Trust, the names used herein refer respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Massachusetts in the case of the Wachovia Trust and Delaware, in the case of the Evergreen Trust, which are hereby referred to and are also on file at the principal offices of the Wachovia Trust or, as the case may be, the Evergreen Trust. The obligations of the Wachovia Trust or of the Evergreen Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Wachovia Trust or the Evergreen Trust, as the case may be, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Wachovia Trust or, as the case may be, the Evergreen Trust personally, but bind only the trust property, and all persons dealing with the Selling Fund or the Acquiring Fund must look solely to the trust property belonging to the Selling Fund or, as the case may be, the Acquiring Fund for the enforcement of any claims against the Selling Fund or, as the case may be, the Acquiring Fund.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                           WACHOVIA __________________ FUNDS ON BEHALF OF
                           WACHOVIA
                           ________________________ FUND

                           By:  ___________________________

                           Name: _____________________

                                     Authorized Officer

                           EVERGREEN __________________ TRUST ON BEHALF OF EVERGREEN
                           ________________________ FUND

                           By:  ____________________________

                           Name:    ______________________

                                      Authorized Officer

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC., solely for the purposes of Article 1.3 and 9.1 of this Agreement,

By:  __________________________

Name:  _________________________

Authorized Officer

                                                                       EXHIBIT B

                                MD&A FOR VA FUND

                        EVERGREEN VARIABLE ANNUITY TRUST

                                Evergreen VA Fund

                    Fund at a Glance as of December 31, 2001

                "Many of the conditions necessary for an economic
                   rebound already are in place, including low
                 interest rates, low energy costs and diminished
                   inventories that corporations will need to
                                   replenish."

                              Portfolio Management

        Timothy E. O'Grady                Maureen E. Cullinane,CFA
      Tenure: November 2001                 Tenure: November 2001

                             PERFORMANCE & RETURNS1

Portfolio Inception Date:                   3/1/1996

[GRAPHIC OMITTED]
Average Annual Returns
[GRAPHIC OMITTED]
1 year                                       -17.85%
[GRAPHIC OMITTED]
5 years                                       5.37%
[GRAPHIC OMITTED]
Since Portfolio Inception                     7.09%
[GRAPHIC OMITTED]


                                LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Fund1 versus a similar investment in the Standard & Poor's 500 Index (S&P 500 Index) and the Consumer Price Index (CPI).

The S&P 500 Index is an unmanaged market index which does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gains distributions.

The fund's investment objective is non-fundamental and may be changed without the vote of the fund's shareholders.

All data is as of December 31, 2001 and subject to change.

                        EVERGREEN VARIABLE ANNUITY TRUST

                                Evergreen VA Fund

                           Portfolio Manager Interview

How did the fund perform?

Evergreen VA Fund had a total return of -17.85% for the twelve-month period ended December 31, 2001. During the same period, the Standard & Poor's 500 Index, a benchmark for large company investing, returned -11.87% and the average return of variable annuity, large-cap core funds was -13.03%, according to Lipper, Inc., an independent monitor of mutual fund performance.

                            Portfolio Characteristics

                               (as of 12/31/2001)

Total Net Assets                            $47,016,495
[GRAPHIC OMITTED]
Number of Holdings                                  102
[GRAPHIC OMITTED]
P/E Ratio                                         24.5x
[GRAPHIC OMITTED]


What was the investment environment like during 2001?

It was a difficult year for equity investing. Most stock prices fell during 2001 as investors retrenched in the face of a widening economic slump that began with deep cuts in corporate capital spending, especially in technology, and spread throughout the economy.

The Federal Reserve Board acted aggressively to stem the downturn and stimulate growth by cutting short-term interest rates throughout the year. However, September 11 probably delayed any rebound, as the terrorist attacks exacerbated fears about a potentially prolonged slump. During the final two months of 2001, investors began reacting to possible signs that the recession might have hit its bottom. They were encouraged by the low interest rates, low energy costs and promise of additional economic stimulus from the federal government in the form of tax cuts and spending programs. Investors bid up the values of stocks in cyclical and growth industries, including technology.

For the year, value stocks outperformed growth stocks, as investors preferred companies with more defensive characteristics and predictable earnings and revenues that were less vulnerable to the movements of the business cycle.

A new management team took responsibility for the Evergreen VA Fund in November 2001. How would you describe the team's investment strategy?

We have divided the portfolio into two sections, or sleeves. One section is managed by Evergreen's Large Cap Core Growth team, led by Portfolio Manager Maureen Cullinane, focusing on large-cap growth stocks, using the same disciplines and strategies that have been employed in the management of
Evergreen Large Company Growth Fund. The second section is managed by Evergreen's large-cap value team, led by Portfolio Manager Timothy O'Grady, and employs the policies, strategies and tactics used in the management of Evergreen Strategic Value Fund. It focuses on large-cap value stocks. The combination of the two sections gives the fund a diversified portfolio of large companies, with the potential to participate in a range of opportunities offered by growth and value stocks, while reducing overall risks.

How would you describe your strategies in managing the growth part of the portfolio, Maureen?

We focus on a nucleus of stable growth companies, emphasizing companies with historically strong franchises, good management and the ability to sustain or increase earnings growth rates. We keep the portfolio well diversified, but we are willing to emphasize those industries with companies that have the opportunity to benefit from either long-term, secular trends in the economy or short-term cyclical patterns. We favor those corporations with

                        EVERGREEN VARIABLE ANNUITY TRUST

                                Evergreen VA Fund

                           Portfolio Manager Interview

the potential for earnings acceleration based on industry trends, technological developments or the introduction of new services or products that can act as catalysts for corporate earnings.

In recent years, we have tried to take advantage of two significant investment themes -- technology and healthcare. At present, though, we are placing less emphasis on technology while continuing to emphasize healthcare stocks. While we believe technology continues to provide the productivity tools that enhance economic growth, we are concerned about high stock valuations. Our technology investments are focused on those companies that we believe have the best prospects to benefit from secular growth as well as companies with consistent records of recurring revenues and earnings. In contrast, healthcare remains a dominant theme in our current strategy. Pharmaceutical, medical devices and healthcare services companies should continue to benefit from the needs created by demographic trends, most notably the aging baby boomer generation. We believe many pharmaceutical companies are selling at reasonable stock prices that should be attractive to investors seeking corporations with consistent records of earnings growth.

As of December 31, 2001, major holdings in the growth part of the portfolio included corporations such as General Electric, the nation's largest corporation with leadership positions in a number of business lines. In technology, we had positions in companies such as Intel, the world's largest manufacturer of semiconductors; Microchip, which develops and produces specialized semiconductors for appliances and automobiles; and NVIDIA, a manufacturer of graphic chips that has had strong performance with the successful introduction of new video games and the introduction of Microsoft's new X-Box. We also focused on more defensive companies with high recurring revenues and stable earnings, such as data processing specialists Paychex and Automatic Data Processing. Among healthcare investments, our holdings included companies such as Pfizer and American Home Products, two leading, diversified pharmaceutical companies.

                                  Top 5 Sectors

                   (as a percentage of 12/31/2001 net assets)

Information Technology                            17.8%
[GRAPHIC OMITTED]
Financials                                        17.4%
[GRAPHIC OMITTED]
Healthcare                                        13.2%
[GRAPHIC OMITTED]
Consumer Discretionary                            12.9%
[GRAPHIC OMITTED]
Industrials                                       12.1%
[GRAPHIC OMITTED]


How would you describe your strategies in managing the value section of the portfolio, Tim?

We have been moving the industry weightings to emphasize healthcare, consumer staples and energy, while underweighting finance, technology and consumer discretionary stocks.

In periods in which the economy has grown gradually, healthcare industry stocks typically have performed well, often rising to valuations 25-30% higher than the market averages in terms of price/earnings ratios. We believe healthcare stocks have the potential to grow their earnings at annual rates of 10%, versus average 5% growth rates for the overall Standard & Poor's 500 Index. In past months, we have maintained core positions in healthcare with representative holdings such as Watson Pharmaceuticals, Tenet Healthcare and Johnson & Johnson. They performed well, but their valuations rose to levels that may be stretched for their earnings outlooks. We sold our position in Watson and trimmed Tenet and Johnson & Johnson, while investing in Merck and Bristol-Myers Squibb, two large, diversified pharmaceutical companies. In our opinion, both were trading at attractive stock prices, relative to the industry.

We also emphasized consumer staples stocks based on their relative valuations, investing in high quality, industry leaders with experienced management such as Philip Morris, Anheuser-

                        EVERGREEN VARIABLE ANNUITY TRUST

                                Evergreen VA Fund

                           Portfolio Manager Interview

Busch and PepsiCo. We believe these corporations should continue to have good relative earnings growth rates versus other sectors in the market, while their stock prices are trading at discounts to the overall market.

We have slightly overweighted energy stocks because we believe they should do well in any type of economic recovery, and the greatest period of uncertainty has already passed. We have emphasized large, integrated oil companies such as Exxon Mobil, Chevron-Texaco and Conoco.

Conversely, we have modestly underweighted financial services. Within the industry, we favor traditional banking stocks, whose lending business should benefit from the spread between short-term and long-term interest rates. Our concern, however, is that credit risks and costs are likely to rise, and most financial services stock prices already reflect improved earnings. Despite our preference for traditional lenders in the short term, we believe that large, diversified companies involved in the capital markets, such as Citigroup and JP Morgan, have superior long-term potential.

We continue to underweight technology stocks, which we think remain overvalued after the tech bubble of the late 1990s, during which over-investment led to excessive growth in capacity that has not been worked out yet. We also think profits in technology are highly cyclical, and the industry's earnings growth during the next 12 to 18 months may not justify current stock prices.

We have decided to de-emphasize consumer discretionary because of a number of factors. We believe consumer confidence is uncertain and there is little pent-up demand for large consumer purchases. When we have invested in consumer discretionary stocks, we have emphasized companies that can benefit from trends such as home improvement. For example, we invested in Lowe's, the discount home supply and hardware chain, although we have reduced our position as its stock price rose.

                                 Top 10 Holdings

                   (as a percentage of 12/31/2001 net assets)

Microsoft Corp.                                    3.3%
[GRAPHIC OMITTED]
Citigroup, Inc.                                    3.2%
[GRAPHIC OMITTED]
Exxon Mobil Corp.                                  2.7%
[GRAPHIC OMITTED]
International Business Machines Corp.              2.4%
[GRAPHIC OMITTED]
Intel Corp.                                        2.3%
[GRAPHIC OMITTED]
AOL Time Warner, Inc.                              2.3%
[GRAPHIC OMITTED]
Wells Fargo & Co.                                  2.1%
[GRAPHIC OMITTED]
Tyco International, Ltd.                           2.0%
[GRAPHIC OMITTED]
American International Group, Inc.                 2.0%
[GRAPHIC OMITTED]
General Electric Co.                               1.9%
[GRAPHIC OMITTED]


What is your outlook, Tim? We do not anticipate a rapid economic recovery.

We believe that as the consumer spends, so goes the economy. We do not anticipate a strong increase in consumer spending. In addition, we also expect that corporate capital spending will be linked to profitability and current earnings estimates are too optimistic. We think many current stock valuations are based on aggressive expectations for a robust economic recovery in 2002 and 2003. Looking forward, we plan to continue to de-emphasize growth industries and believe the portfolio is well positioned for an environment in which economic expansion, if it occurs, is more modest.

What is your current investment outlook, Maureen?

We think the economy will emerge from a relatively mild recession in 2002. Many of the conditions necessary for an economic rebound already are in place, including low interest rates, low energy costs and diminished inventories that

                        EVERGREEN VARIABLE ANNUITY TRUST

                                Evergreen VA Fund

                           Portfolio Manager Interview

corporations will need to replenish. We also expect that financially healthy corporations will take advantage of low interest rates to expand their businesses and improve their competitive positions.

We may de-emphasize consumer discretionary and place greater emphasis on industrial companies in economically sensitive industries, such as chemicals and cyclical goods. We will continue to have a fair representation in the energy industry in anticipation of an economic rebound. We plan to continue to focus on healthcare, but to underweight technology stocks.

Overall, we intend to keep a core of stable growth stocks of companies with experienced managements, strong positions in their industries, and the ability to sustain or to accelerate their earnings growth rates.

                                                                      EXHIBIT C

                      FORM OF INVESTMENT ADVISORY AGREEMENT

         AGREEMENT made the 13th day of May 2002, by and between THE WACHOVIA VARIABLE INSURANCE FUNDS, a Massachusetts business trust (the "Trust") and EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC, a Delaware limited liability company, (the "Adviser").

         WHEREAS, the Trust and the Adviser wish to enter into an Agreement setting forth the terms on which the Adviser will perform certain services for the Trust, its series of shares as listed on Schedule 1 to this Agreement and each series of shares subsequently issued by the Trust (each singly a "Fund" or collectively the "Funds");

         THEREFORE, in consideration of the promises and the mutual agreements hereinafter contained, the Trust and the Adviser agree as follows:

1. (a) The Trust hereby employs the Adviser to manage and administer the operation of the Trust and each of its Funds, to supervise the provision of the services to the Trust and each of its Funds by others, and to manage the investment and reinvestment of the assets of each Fund of the Trust in conformity with such Fund's investment objectives and restrictions as may be set forth from time to time in the Fund's then current prospectus and statement of additional information, if any, and other governing documents, all subject to the supervision of the Board of Trustees of the Trust, for the period and on the terms set forth in this Agreement. The Adviser hereby accepts such employment and agrees during such period, at its own expense, to render the services and to assume the obligations set forth herein, for the compensation provided herein. The Adviser shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust.

         (b) In the event that the Trust establishes one or more Funds, in addition to the Funds listed on Schedule 1, for which it wishes the Adviser to perform services hereunder, it shall notify the Adviser in writing. If the Adviser is willing to render such services, it shall notify the Trust in writing and such Fund shall become a Fund hereunder and the compensation payable to the Adviser by the new Fund will be as agreed in writing at the time.

2. (a) The Adviser shall place all orders for the purchase and sale of portfolio securities for the account of each Fund with broker-dealers selected by the Adviser. In executing portfolio transactions and selecting broker-dealers, the Adviser will use its best efforts to seek best execution on behalf of each Fund. In assessing the best execution available for any transaction, the Adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any (all for the specific transaction and on a continuing basis). In evaluating the best execution available, and in selecting the broker-dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are used in Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act")) provided to a Fund and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker-dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer viewed in terms of that particular transaction or in terms of all of the accounts over which investment discretion is so exercised.

         (b) The Trust hereby authorizes the Adviser and any entity or person associated with the Adviser which is a member of a national securities exchange to effect any transaction on such exchange for the account of a Fund, which transaction is permitted by Section 11(a) of the 1934 Act and Rule 11a2-2(T) thereunder, and the Trust hereby consents to the retention of compensation by the Adviser or any person or entity associated with the Adviser for such transactions in accordance with Rule 11a2-2(T)(a)(2)(iv).

         (c) The Adviser shall create and maintain all necessary books and records in accordance with all applicable laws, rules and regulations, including but not limited to records required by section 31(a) of the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder, as the same may be amended from time to time, pertaining to the investment advisory services performed by it and not otherwise created and maintained by another party pursuant to a contract with the Trust. Where applicable, such records shall be maintained by the Adviser for the periods and in the places required by Rule 31a-2 under the 1940 Act. The books and records pertaining to the Trust which are in the possession of the Adviser shall be the property of the Trust. The Trust, or the Trust's authorized representatives, shall have access to such books and records at all times during the Adviser's normal business hours. Upon the reasonable request of the Trust, copies of any such books and records shall be provided promptly by the Adviser to the Trust or the Trust's authorized representatives.

3. The Adviser, at its own expense, shall furnish to the Trust office space in the offices of the Adviser or in such other place as may be agreed upon by the parties from time to time, all necessary office facilities, equipment and personnel in connection with its services hereunder, and shall arrange, if desired by the Trust, for members of the Adviser's organization to serve without salaries from the Trust as officers or, as may be agreed from time to time, as agents of the Trust. The Adviser assumes and shall pay or reimburse the Trust for:

         (a) the compensation (if any) of the Trustees of the Trust who are affiliated with the Adviser or with its affiliates, or with any adviser retained by the Adviser, and of all officers of the Trust as such; and

         (b) all shall bear its expenses of the Adviser incurred in connection with its services hereunder.The Trust assumes and shall pay all other expenses of the Trust and its Funds, including, without limitation:

     (a) all charges and expenses of any custodian or depository appointed by the Trust for the safekeeping of the cash, securities and other property of any of its Funds;
     (b) all charges and expenses for bookkeeping and auditors;
     (c) all charges and expenses of any transfer agents and registrars appointed by the Trust;

     (d) all fees of all Trustees of the Trust who are not affiliated with the Adviser or any of its affiliates, or with any adviser retained by the Adviser;

         (e) all brokers' fees, expenses, and commissions and issue and transfer taxes chargeable to a Fund in connection with transactions involving securities and other property to which the Fund is a party;

         (f) all costs and expenses of distribution of shares of its Funds incurred pursuant to Plans of Distribution adopted under Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act");

     (g) all taxes and trust fees payable by the Trust or its Funds to Federal, state, or other governmental agencies;

     (h) all costs of certificates representing shares of the Trust or its Funds;

         (i) all fees and expenses involved in registering and maintaining registrations of the Trust, its Funds and of their shares with the Securities and Exchange Commission (the "Commission") and registering or qualifying the Funds' shares under state or other securities laws, including, without limitation, the preparation and printing of registration statements, prospectuses, and statements of additional information for filing with the Commission and other authorities;

     (j)  expenses  of  preparing,   printing,   and  mailing  prospectuses  and
statements of additional information to shareholders of each Fund of the Trust;

     (k) all expenses of shareholders' and Trustees' meetings and of preparing, printing, and mailing notices, reports, and proxy materials to shareholders of the Funds;

         (l) all charges and expenses of legal counsel for the Trust and its Funds and for Trustees of the Trust in connection with legal matters relating to the Trust and its Funds, including, without limitation, legal services rendered in connection with the Trust and its Funds' existence, trust, and financial structure and relations with its shareholders, registrations and qualifications of securities under Federal, state, and other laws, issues of securities, expenses which the Trust and its Funds have herein assumed, whether customary or not, and extraordinary matters, including, without limitation, any litigation involving the Trust and its Funds, its Trustees, officers, employees, or agents;

         (m) all charges and expenses of filing annual and other reports with the Commission and other authorities; and

         (n) all extraordinary expenses and charges of the Trust and its Funds.

         In the event that the Adviser provides any of these services or pays any of these expenses, the Trust and any affected Fund will promptly reimburse the Adviser therefor. The services of the Adviser to the Trust and its Funds hereunder are not to be deemed exclusive, and the Adviser shall be free to render similar services to others.

4. As compensation for the Adviser's services to the Trust with respect to each Fund during the period of this Agreement, the Trust will pay to the Adviser a fee at the annual rate set forth on Schedule 2 for such Fund.

         The Adviser's fee is computed as of the close of business on each business day.

         A pro rata portion of the Trust's fee with respect to a Fund shall be payable in arrears at the end of each day or calendar month as the Adviser may from time to time specify to the Trust. If and when this Agreement terminates, any compensation payable hereunder for the period ending with the date of such termination shall be payable upon such termination. Amounts payable hereunder shall be promptly paid when due.

5. The Adviser may enter into an agreement to retain, at its own expense, a firm or firms ("Sub-Adviser") to provide the Trust with respect to all or any of its Funds all of the services to be provided by the Adviser hereunder, if such agreement is approved as required by law. Such agreement may delegate to such Sub-Adviser all of Adviser's rights, obligations, and duties hereunder.

5. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any of its Funds in connection with the performance of this Agreement, except a loss resulting from the Adviser's willful misfeasance, bad faith, gross negligence, or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, Director, partner, employee, or agent of the Adviser, who may be or become an officer, Trustee, employee, or agent of the Trust, shall be deemed, when rendering services to the Trust or any of its Funds or acting on any business of the Trust or any of its Funds (other than services or business in connection with the Adviser's duties hereunder), to be rendering such services to or acting solely for the Trust or any of its Funds and not as an officer, Director, partner, employee, or agent or one under the control or direction of the Adviser even though paid by it.

6. The Trust shall cause the books and accounts of each of its Funds to be audited at least once each year by a reputable independent public accountant or organization of public accountant or organization of public accountants who shall render a report to the Trust.

7. Subject to and in accordance with the Declaration of Trust of the Trust, the governing documents of the Adviser and the governing documents of any Sub-Adviser, it is understood that Trustees, Directors, officers, agents and shareholders of the Trust or any Adviser are or may be interested in the Adviser (or any successor thereof) as Directors and officers of the Adviser or its affiliates, as stockholders of Wachovia Corporation or otherwise; that Directors, officers and agents of the Adviser and its affiliates or stockholders of Wachovia Corporation are or may be interested in the Trust or any Adviser as Trustees, Directors, officers, shareholders or otherwise; that the Adviser (or any such successor) is or may be interested in the Trust or any Sub-Adviser as shareholder, or otherwise; and that the effect of any such adverse interests shall be governed by the Declaration of Trust of the Trust, governing documents of the Adviser and governing documents of any Sub-Adviser.

8. This Agreement shall continue in effect for two years from the date set forth above and after such date (a) such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Trust, and (b) such renewal has been approved by the vote of the majority of Trustees of the Trust who are not interested persons, as that term is defined in the 1940 Act, of the Adviser or of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

     9. On sixty days' written notice to the Adviser, this Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of any Fund with respect to that Fund; and on sixty days' written notice to the Trust, this Agreement may be terminated at any time without the payment of any penalty by the Adviser with respect to a Fund. This Agreement shall automatically terminate upon its assignment (as that term is defined in the 1940 Act). Any notice under this Agreement shall be given in writing, addressed and delivered, or mailed postage prepaid, to the other party at the main office of such party.

10. This Agreement may be amended at any time by an instrument in writing executed by both parties hereto or their respective successors, provided that with regard to amendments of substance such execution by the Trust shall have been first approved by the vote of the holders of a majority of the outstanding voting securities of the affected Funds and by the vote of a majority of Trustees of the Trust who are not interested persons (as that term is defined in the 1940 Act) of the Adviser, any predecessor of the Adviser, or of the Trust, cast in person at a meeting called for the purpose of voting on such approval. A "majority of the outstanding voting securities" of the Trust or the affected Funds shall have, for all purposes of this Agreement, the meaning provided therefor in the 1940 Act.

     11. Any compensation payable to the Adviser hereunder for any period other than a full year shall be proportionately adjusted.

     12. The provisions of this Agreement shall be governed, construed, and enforced in accordance with the laws of the State of Delaware.

13. The Trust is governed by its Declaration of Trust (a copy of which is on file with the Secretary of the Commonwealth of Massachusetts), which provides that no shareholder, trustee, officer, employee or agent of the Trust or of any series or class of the Trust shall be liable hereunder, and that any other party hereto shall look solely to the assets belonging to the relevant series or class of the Trust for payment of any claim hereunder or for the performance hereof.

         IN WITNESS WHEREOF, the parties hereto have duly executed this Agreement as of the day and year first above written.

                                           THE WACHOVIA VARIABLE INSURANCE FUNDS


                                                     By:
                                                      Name:
                                                     Title:

                                            EVERGREEN INVESTMENT MANAGEMENT
                                            COMPANY, LLC


                                                     By:
                                                     Name:
                                                     Title:

                                                              As of May 13, 2002

                                   Schedule 1

                                    Wachovia Equity Fund II
                                    Wachovia Special Values Fund II
                                    Wachovia Balanced Fund II

                                     PART B

                        EVERGREEN VARIABLE ANNUITY TRUST

                                EVERGREEN VA FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                            Acquisition of Assets of

                             WACHOVIA EQUITY FUND II

                                   A Series of

                      THE WACHOVIA VARIABLE INSURANCE FUNDS

                             101 Greystone Boulevard

                               Columbia, SC 29226

                                 (800) 994-4414

                        By and In Exchange For Shares of

                                EVERGREEN VA FUND

                                   A Series of

                        EVERGREEN VARIABLE ANNUITY TRUST

                               200 Berkeley Street

                           Boston, Massachusetts 02116

                                 (800) 343-2898

         This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Equity Fund II ("Equity Fund II"), a series of The Wachovia Variable Insurance Funds, to Evergreen VA Fund ("VA Fund"), a series of Evergreen Variable Annuity Trust, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

(1) The Statement of Additional Information of Equity Fund II dated April 30, 2002;

(2)      The Statement of Additional Information of VA Fund dated May 1, 2001;

(3)      Annual Report Equity Fund II dated December 31, 2001;

(4)      Annual Report of Evergreen VA Fund dated December 31, 2001;

(5)      Pro Forma Financial Statements as of December 31, 2001.

         This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of VA Fund dated March 25, 2002. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Evergreen Variable Annuity Trust at the telephone numbers or addresses set forth above.

         The date of this Statement of Additional Information is March 25, 2002.

                                SUPPLEMENT TO THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                       OF

                       EVERGREEN SELECT FIXED INCOME FUNDS
                          EVERGREEN SELECT EQUITY FUNDS
                      EVERGREEN STATE MUNICIPAL BOND FUNDS
                  EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS
                     EVERGREEN NATIONAL MUNICIPAL BOND FUNDS
                            EVERGREEN BALANCED FUNDS
                        EVERGREEN GROWTH AND INCOME FUNDS
                         EVERGREEN DOMESTIC GROWTH FUNDS
                             EVERGREEN SECTOR FUNDS
                 EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
                EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS
                 EVERGREEN INTERNATIONAL AND GLOBAL GROWTH FUNDS
                          EVERGREEN MONEY MARKET FUNDS
                   EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS
                        EVERGREEN VARIABLE ANNUITY FUNDS
                           (collectively the "Funds")

I. Effective January 2, 2002, the section of each Fund's SAI entitled SERVICE PROVIDERS is revised as follows:

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, MA 02116-5034, a subsidiary of Wachovia Corporation, serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Evergreen Funds with facilities, equipment and personnel and is entitled to receive annual fees from the Funds at the following rate:

Evergreen Select Fixed Income Funds*, Evergreen Select Equity Funds, Evergreen State Municipal Bond Funds, Evergreen Southern State Municipal Bond Funds, Evergreen National Municipal Bond Funds, Evergreen Balanced Funds, Evergreen Domestic Growth Funds, Evergreen Growth and Income Funds, Evergreen Sector Funds, Evergreen International and Global Growth Funds, Evergreen Short and Intermediate Term Bond Funds, Evergreen Intermediate and Long Term Bond Funds and Evergreen Variable Annuity Funds

           ========================================== =====================

                Average Daily Net Assets of the          Administrative
                Evergreen Fluctuating NAV Funds        Service Fee Rates

           ------------------------------------------ ---------------------
           ------------------------------------------ ---------------------
                       First $50 billion                     0.100%
           ------------------------------------------ ---------------------
           ------------------------------------------ ---------------------
                       Next $25 billion                      0.090%
           ------------------------------------------ ---------------------
           ------------------------------------------ ---------------------
                       Next $25 billion                      0.080%
           ------------------------------------------ ---------------------
           ------------------------------------------ ---------------------
                       Next $25 billion                      0.075%
           ------------------------------------------ ---------------------
           ------------------------------------------ ---------------------
                      On assets over $125 billion            0.050%
           ========================================== =====================

         *Evergreen Fixed Income Fund II does not pay an administrative service fee.

Evergreen Money Market Funds and Evergreen Institutional Money Market Funds*

           ========================================== =====================

                Average Daily Net Assets of the          Administrative
                 Evergreen Money Market Funds          Service Fee Rates

           ------------------------------------------ ---------------------
           ------------------------------------------ ---------------------
                       First $60 billion                     0.60%
           ------------------------------------------ ---------------------
           ------------------------------------------ ---------------------
                       Next $40 billion                      0.055%
           ------------------------------------------ ---------------------
           ------------------------------------------ ---------------------
                       Next $25 billion                      0.050%
           ------------------------------------------ ---------------------
           ------------------------------------------ ---------------------
                    On assets over $125 billion              0.040%
           ========================================== =====================

         *SNAP Fund does not pay an administrative service fee.

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 2121, Boston, MA 02106-9970, a subsidiary of Wachovia Corporation, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. Each Fund pays ESC annual fees as follows:

          ==================================== =============== ==============

                                                 Annual Fee     Annual Fee
                                                  Per Open      Per Closed
                                                  Account*       Account**

          Fund Type

          ------------------------------------ --------------- --------------
          ------------------------------------ --------------- --------------
          Monthly Dividend Funds*                  $26.75          $9.00
          ------------------------------------ --------------- --------------
          ------------------------------------ --------------- --------------
          Quarterly Dividend Funds*                $25.75          $9.00
          ------------------------------------ --------------- --------------
          ------------------------------------ --------------- --------------
          Semiannual Dividend Funds*               $24.75          $9.00
          ------------------------------------ --------------- --------------
          ------------------------------------ --------------- --------------
          Annual Dividend Funds*                   $24.75          $9.00
          ------------------------------------ --------------- --------------
          ------------------------------------ --------------- --------------
          Money Market Funds*                      $26.75          $9.00
          ==================================== =============== ==============

         * For shareholder accounts only. The Fund pays ESC cost plus 15% for broker accounts.
         ** Closed accounts are maintained on the system in order to facilitate historical and tax information.

         In addition, effective January 2, 2002, the section of the SAI entitled ADVISORY FEES for Evergreen Foundation Fund, Evergreen Growth and Income Fund and Evergreen Fund is revised as follows:

         Evergreen Investment Management Company, LLC is entitled to receive an annual fee based on each Fund's average daily net assets, as follows:

Evergreen Foundation Fund

                  ================================== =================

                      Average Daily Net Assets             Fee

                  ---------------------------------- -----------------
                         first $750 million               0.725%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          next $250 million               0.600%
                  ---------------------------------- -----------------
                           Over $1 billion                0.550%
                  ================================== =================


Evergreen Growth and Income Fund

                  ================================== =================

                      Average Daily Net Assets             Fee

                  ---------------------------------- -----------------
                         first $500 million               0.725%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          next $750 million               0.700%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          next $750 million               0.650%
                  ---------------------------------- -----------------
                           Over $2 billion                0.625%
                  ================================== =================

Evergreen Fund

                  ================================== =================

                      Average Daily Net Assets             Fee

                  ---------------------------------- -----------------
                         first $500 million               0.750%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          next $500 million               0.700%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                           next $1 billion                0.650%
                  ---------------------------------- -----------------
                           Over $2 billion                0.625%
                  ================================== =================


January 3, 2002                                                      560357 1/02

SUPPLEMENT TO THE PROSPECTUS AND

                       STATEMENT OF ADDITIONAL INFORMATION

                       OF EVERGREEN VARIABLE ANNUITY FUNDS

I.             Evergreen VA Foundation Fund (the "Fund")

         Effective September 21, 2001, the section of the Fund's prospectus entitled "INVESTMENT GOAL" is restated in its entirety as follows:

         The Fund seeks capital growth and current income.

         The section of the Fund's prospectus entitled "INVESTMENT STRATEGY" is revised to include the following language for the fixed income portion of the
Fund:

         The Fund normally invests substantially all of the fixed income portion in dollar-denominated investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government, corporate bonds, mortgage-backed securities, asset-backed securities, and other income producing securities. The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. The Fund maintains a bias toward corporate and mortgage-backed securities in order to capture higher levels of income. The Fund expects duration to provide a better measure of interest rate sensitivity than maturity. Accordingly, the Fund intends to limit duration to a two-year minimum and a six-year maximum while the weighted average maturity is expected to be longer than the weighted average duration.

         In addition, Tattersall Advisory Group, Inc. (TAG) will act as the sub-advisor to the Fund. In conjunction with the above, the following revisions apply to the Fund's prospectus and SAI. The section of the Fund's prospectus entitled "FUND FACTS" is revised to include the following:

         Sub-Advisor:
o        Tattersall Advisory Group, Inc.

         Portfolio Managers:

o        By Team

         The section entitled "THE FUNDS' SUB-ADVISORS" is revised to include the following:

         Tattersall Advisory Group, Inc. (TAG) is the sub-advisor to:
o        VA Foundation Fund

         TAG manages the fixed income portion of the Fund. There is no additional charge to the Fund for the services provided by TAG. TAG has been managing mutual funds and private accounts since 1976 and manages over $4.5 billion in assets for 8 of the Evergreen Funds as of 8/31/2001. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

         The section of the prospectus entitled "THE FUNDS' PORTFOLIO MANAGERS" is revised as follows:

         VA Foundation Fund

         The equity portion of the Fund is managed by a team of equity portfolio management professionals from EIMC's Equity Team, with team members responsible for various equity sectors.

         The fixed income portion of the Fund is managed by a team of fixed income portfolio management professionals of Tattersall Advisory Group, Inc., with team members responsible for various fixed income sectors.

         The section in part one of the Fund's SAI entitled "Advisory Fees" under "EXPENSES" is revised as follows:

Tattersall Advisory Group, Inc. (TAG) is the sub-advisor for the fixed income portion of VA Foundation Fund.

II.      Evergreen VA Fund (the "Fund")

         The section of the Fund's prospectus entitled "FUND FACTS" is revised as follows:

         Portfolio Managers:

o        By Team

         The section of the prospectus entitled "THE FUNDS' PORTFOLIO MANAGERS" is revised as follows:

          VA Fund

         The  Fund  is  managed  by  a  team  of  equity  portfolio   management
professionals from EIMC's Equity Team, with team members responsible for various equity sectors.

September 24, 2001                                                   559649 9/01

                        EVERGREEN VARIABLE ANNUITY TRUST

                               200 Berkeley Street

                           Boston, Massachusetts 02116

                                 (800) 343-2898

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2001

                 Evergreen VA Blue Chip Fund ("Blue Chip Fund")
            Evergreen VA Capital Growth Fund ("Capital Growth Fund")
              Evergreen VA Equity Index Fund ("Equity Index Fund")
                      Evergreen VA Fund ("Evergreen Fund")
                Evergreen VA Foundation Fund ("Foundation Fund")
            Evergreen VA Global Leaders Fund ("Global Leaders Fund")
                    Evergreen VA Growth Fund ("Growth Fund")
         Evergreen VA Growth and Income Fund ("Growth and Income Fund")
               Evergreen VA High Income Fund ("High Income Fund")
      Evergreen VA International Growth Fund ("International Growth Fund")
                   Evergreen VA Masters Fund ("Masters Fund")
                     Evergreen VA Omega Fund ("Omega Fund")
   Evergreen VA Perpetual International Fund ("Perpetual International Fund")
           Evergreen VA Small Cap Value Fund ("Small Cap Value Fund") Evergreen VA Special Equity Fund ("Special Equity Fund") and Evergreen VA Strategic Income Fund ("Strategic Income Fund")
                     (Each a "Fund"; together, the "Funds")

    Each Fund is a series of Evergreen Variable Annuity Trust (the "Trust").


         This Statement of Additional Information (SAI) pertains to the Funds. It is not a prospectus but should be read in conjunction with the prospectus dated May 1, 2001 for the Fund in which you are making or contemplating an investment. The Funds are offered to separate accounts funding variable annuity and variable life insurance contracts issued by life insurance companies (Participating Insurance Companies). Copies of the prospectus may be obtained without charge by calling (800) 343-2898.

         Certain information is incorporated by reference to the Funds' Annual Report dated December 31, 2000. You may obtain a copy of the Annual Report without charge by calling (800) 343-2898.

                                TABLE OF CONTENTS

PART 1

FUND HISTORY.........................................................1-
INVESTMENT POLICIES..................................................1-
OTHER SECURITIES AND PRACTICES.......................................1-
PRINCIPAL HOLDERS OF FUND SHARES.....................................1-
EXPENSES.............................................................1-
PERFORMANCE..........................................................1-
SERVICE PROVIDERS....................................................1-
FINANCIAL STATEMENTS.................................................1-

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES........2-
ADDITIONAL INFORMATION CONCERNING THE INVESTMENTS
    OF EVERGREEN VA MASTERS FUND.....................................2-
PURCHASE, REDEMPTION AND PRICING OF SHARES...........................2-
PERFORMANCE CALCULATIONS.............................................2-
TAX INFORMATION......................................................2-
BROKERAGE............................................................2-
ORGANIZATION.........................................................2-
INVESTMENT ADVISORY AGREEMENT........................................2-
MANAGEMENT OF THE TRUST..............................................2-
CORPORATE BOND RATINGS...............................................2-
ADDITIONAL INFORMATION...............................................2-

                                     PART 1

                                  FUND HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware business trust on December 23, 1997. Each Fund is a diversified series of Evergreen Variable Annuity Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.

                               INVESTMENT POLICIES

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification

         The Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33-1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund, other than High Income Fund, may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund, other than High Income Fund, may purchase additional securities as long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law. High Income Fund may borrow funds for the purpose of purchasing securities.

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33-1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see "Additional Information on Securities and Investment Practices" in Part 2 of this SAI.

                        PRINCIPAL HOLDERS OF FUND SHARES

         As of March 31, 2001, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of March 31, 2001.

                ----------------------------------------------------------------------

                Blue Chip Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Union Corp.
                c/o Evergreen Investment Services                    34.40%
                Attn: Lori Gibson
                401 S Tyron Street 5th Floor
                Charlotte, NC 28288
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                American Skandia Assurance Corp.
                Variable Account B Class 1                           33.76%
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company

                c/o IPO Portfolio Accounting                         31.43%
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Capital Growth Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Hartford Life Insurance Company
                Separate Account 2                                   61.27%
                Attn: David Ten Broeck
                200 Hopmeadow Street
                Simsbury, CT 06089
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                PFL Life Insurance Company
                4333 Edgewood Road NE                                12.42%
                Cedar Rapids, IA 52499
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                American Skandia Assurance Corp.
                Variable Account B Class 1                           12.40&
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                c/o IPO Portfolio Accounting                         10.05%
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Equity Index Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company

                c/o IPO Portfolio Accounting                         57.50%
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Union Corp.
                c/o Evergreen Investment Services                    31.11%
                Attn: Lori Gibson
                401 S Tyron Street 5th Floor
                Charlotte, NC 28288
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                American Skandia Assurance Corp.
                Variable Account B Class 1                           10.82%
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Evergreen Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                Variable Account 6                                   71.39%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Security Equity Life Insurance Co.
                c/o Bonnie Harris                                    16.43
                13045 Tesson Ferry Road
                St. Louis, MO 63128
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Security Equity Life Insurance Co.
                c/o Bonnie Harris                                    8.09%
                13045 Tesson Ferry Road
                St. Louis, MO 63128
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Foundation Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                Variable Account 6                                   71.16%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                PFL Life Insurance Company
                4333 Edgewood Road NE                                11.70%
                Cedar Rapids, IA 52499
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Security Equity Life Insurance Co.
                c/o Bonnie Harris                                    9.56%
                13045 Tesson Ferry Road
                St. Louis, MO 63128
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Global Leaders Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                NWVA6                                                64.94%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                American Skandia Assurance Corp.
                Variable Account B Class 1                           26.29%
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                PFL Life Insurance Company
                4333 Edgewood Road NE                                6.84%
                Cedar Rapids, IA 52499
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Growth and Income Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                Variable Account #6                                  86.49%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Security Equity Life Insurance Co.
                Registered Share Account                             6.38%
                c/o Bonnie Harris
                13045 Tesson Ferry Road
                St. Louis, MO 63128
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Growth Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Hartford Life Insurance Company
                Separate Account 2                                   85.12%
                Attn: David Ten Broeck
                200 Hopmeadow Street
                Simsbury, CT 06089
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                PFL Life Insurance Company
                4333 Edgewood Road NE                                9.53%
                Cedar Rapids, IA 52499
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Hartford Life Insurance Company
                Separate Account 1                                   5.35%
                Attn: Carol Lewis
                200 Hopmeadow Street
                Simsbury, CT 06089
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                High Income Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Union Corp.
                c/o Evergreen Investment Services                    95.43%
                Attn: Lori Gibson
                401 S Tyron Street 5th Floor
                Charlotte, NC 28288
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                International Growth Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                NWVA6                                                78.96%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                NWVA6 Seed Account                                   13.47%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                PFL Life Insurance Company
                4333 Edgewood Road NE                                7.58%
                Cedar Rapids, IA 52499
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Masters Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                NWVA6                                                86.56%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                Seed Account                                         12.31%
                Variable Account Six
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Omega Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                NWVA6                                                71.13%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                American Skandia Assurance Corp.
                Variable Account B Class 1                           13.88%
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Hartford Life Insurance Company
                Separate Account 2                                   10.30%
                Attn: David Ten Broeck
                20 Hopmeadow Street
                Simsbury, CT 06089
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Perpetual International Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Hartford Life Insurance Company

                Separate Account 2                                   90.80%
                Attn: David Ten Broeck
                20 Hopmeadow Street
                Simsbury, CT 06089
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Hartford Life Insurance Company

                Separate Account 1                                   7.22%
                Attn: Carol Lewis
                20 Hopmeadow Street
                Simsbury, CT 06089
                ---------------------------------------------------- -----------------




                ----------------------------------------------------------------------

                Small Cap Value Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                NWVA6                                                75.32%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                NWVA6 Seed Account                                   10.85%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                American Skandia Assurance Corp
                Variable Account B Class 1                           10.78%
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Special Equity Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                American Skandia Assurance Corp
                Variable Account B Class 1                           88.18%
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Strategic Income Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                NWVA6                                                89.74%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                American Skandia Assurance Corp                      9.16%
                Variable Account B Class 1
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484
                ---------------------------------------------------- -----------------

                                    EXPENSES

Advisory Fees

         Evergreen Investment  Management Company, LLC is the investment advisor
to  all  Funds  except  Perpetual  International.   For  more  information,  see
"Investment Advisory Agreements" in Part 2 of this SAI.

         EIMC is entitled to receive from Blue Chip Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ================================== =================

                      Average Daily Net Assets             Fee

                  ================================== =================
                  ================================== =================

                         First $100 million               0.61%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               0.56%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               0.51%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               0.46%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               0.41%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $500 million               0.36%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $500 million               0.31%
                  ---------------------------------- -----------------

                          Over $1.5 billion               0.26%
                  ================================== =================

         EIMC is entitled to receive from Capital Growth Fund, Equity Index Fund, Foundation Fund, Global Leaders Fund, Growth Fund, High Income Fund, International Growth Fund, Masters Fund, Omega Fund, Small Cap Value Fund and Special Equity Fund,. an annual fee based on a percentage of each Fund's average net assets, as follows:

                  ----------------------------------- -------------------

                  Capital Growth Fund                 0.80%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  Equity Index Fund                   0.32%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  Foundation Fund                     0.745%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  Global Leaders Fund                 0.87%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  Growth Fund                         0.70%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  High Income Fund                    0.70%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  Masters Fund                        0.87%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  Omega Fund                          0.52%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  Small Cap Value Fund                0.87%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  Special Equity Fund                 0.92%
                  ----------------------------------- -------------------

         EIMC is entitled to receive from Strategic Income Fund an annual fee of 2.0% of gross dividend and interest income plus the following fee based on the Fund's average daily net assets, as follows:

                  ================================== =================

                      Average Daily Net Assets             Fee

                  ================================== =================
                  ================================== =================

                         First $100 million               0.36%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               0.31%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               0.26%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               0.21%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               0.16%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Over $500 million               0.11%
                  ================================== =================

         EIMC is entitled to receive from International Growth Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ================================== =================

                      Average Daily Net Assets             Fee

                  ================================== =================
                  ================================== =================

                         first $200 million               0.66%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $200 million               0.56%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $200 million               0.46%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          over $600 million               0.36%
                  ================================== =================

         EIMC is entitled to receive from Evergreen Fund and Growth and Income Fund an annual fee based on each Fund's average daily net assets, as follows:

                  ================================== =================

                      Average Daily Net Assets             Fee

                  ================================== =================
                  ================================== =================

                         first $500 million               0.75%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $500 million               0.725%
                  ---------------------------------- -----------------

                           over $1 billion                0.70%
                  ================================== =================


         Mentor Perpetual Advisors, LLC (Mentor Perpetual) is the investment advisor to Perpetual International Fund. Mentor Perpetual is entitled to receive from Perpetual International Fund an annual fee equal to 1.00% of the average daily net assets of the Fund.

Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal years or periods.

=================================================================================================================
Fund/Fiscal Year or Period                                   Advisory Fees Paid         Advisory Fees Waived

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2000

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Blue Chip Fund (a)                                                $27,175                      $10,571
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Capital Growth Fund                                               $241,423                     $26,332
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Equity Index Fund                                                 $87,430                      $63,319
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                                    $615,203                     $38,218
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                                  $1,273,484                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                                               $296,236                     $52,351
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                            $736,627                     $48,903
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth Fund                                                       $139,891                     $54,950
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
High Income Fund                                                  $37,107                      $9,724
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International Growth Fund                                         $43,602                      $32,809
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Masters Fund                                                      $254,240                     $32,806
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Omega Fund                                                        $370,249                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Perpetual International Fund                                      $274,425                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                              $63,216                      $8,705
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Equity Fund                                               $126,904                     $17,670
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                             $96,933                        $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 1999

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Capital Growth Fund                                               $197,527                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Equity Index Fund(b)                                              $15,320                      $15,320
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                                    $552,938                     $43,949
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                                   $918,103                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                                               $135,130                     $26,954
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                            $674,579                     $50,584
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth Fund                                                       $79,436                        $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
High Income Fund(c)                                               $18,045                      $14,359
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International Growth Fund                                         $17,188                      $17,188
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Masters Fund(d)                                                   $100,395                     $53,184
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Omega Fund                                                        $55,032                        $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Perpetual International Fund                                      $172,752                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                              $34,408                      $13,058
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Equity Fund(b)                                             $7,217                      $7,217
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                             $94,335                        $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 1998

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Capital Growth Fund(e)                                            $56,416                      $4,692
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                                    $326,123                     $42,262
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                                   $467,156                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                                               $58,409                      $31,587
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                            $453,431                     $69,140
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth Fund(e)                                                    $25,960                      $21,300
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International Growth Fund(f)                                       $3,122                      $3,122
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Omega Fund                                                        $16,941                      $14,973
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Perpetual International Fund(e)                                   $43,460                      $42,172
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund(g)                                            $9,742                      $9,742
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                             $39,755                        $0
=================================================================================================================

(a) For the period April 28, 2000 (commencement of operations) to December 31, 2000.
(b) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
(c) For the period from June 30, 1999 (commencement of operations) to December 31, 1999.
(d) For the period from January 29, 1999 (commencement of operations) to December 31, 1999.
(e) For the period from March 3, 1998 (commencement of operations) to December 31, 1998.
(f) For the period from August 17, 1998 (commencement of operations) to December 31, 1998.
(g) For the period from May 1, 1998 (commencement of operations) to December
31, 1998.

Sub-Advisory Fees Paid

         OppenheimerFunds,  Inc. (Oppenheimer), MFS Institutional Advisors, Inc.
(MFS) and Putnam Investment Management, LLC (Putnam) each also manage a segment of the Masters Fund. EIMC pays Oppenheimer, MFS and Putnam fees equal in the aggregate up to 0.50% of the Masters Fund's average daily net assets.

         Mentor Perpetual, owned equally by Perpetual plc (Perpetual), and EIMC has entered into a sub-advisory agreement with Perpetual Portfolio Management Limited (PPM), a subsidiary of Perpetual plc. PPM manages the day-to-day investment operations of the Perpetual International Fund. There is no additional charge to the Funds for the services provided by PPM.

         Pilgrim Baxter Value Investors, Inc. (Pilgrim Baxter) acts as interim sub-advisor to Capital Growth Fund. EIMC will pay Pilgrim Baxter an annual contractual sub-advisory fee at the rate of 0.20% of the Fund's average daily net assets.

         Until November 1, 2000, Evergreen Asset Management Corp. (EAMC) acted as the sub-advisor to a segment of the Masters Fund. Lieber & Company (Lieber) also acts as sub-advisor to EAMC for the Masters Fund providing investment research and other investment services and is reimbursed by EAMC for the costs of providing such services.

         Until September 22, 2000, Lieber also acted as the sub-advisor to Evergreen Fund, Foundation Fund, Global Leaders Fund, Growth and Income Fund, Masters Fund and Small Cap Value Fund and was reimbursed by EAMC for the costs of providing sub-advisory services.

         Below are the sub-advisory fees paid by the investment advisors to the sub-advisors for the last three fiscal years or periods:

================================================================================================================
                                            Sub-Advisory Fees Paid

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Fund                               EIMC                     Lieber                   Oppenheimer, MFS,
                                                                                     Putnam
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2000

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Blue Chip Fund(a)                            N/A                                                N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Capital Growth Fund                          N/A                                                N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Equity Index Fund                            N/A                                                N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Evergreen Fund                               N/A                                                N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Foundation Fund                              N/A                                                N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                          N/A                                                N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                       N/A                                                N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Growth Fund                                  N/A                                                N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
High Income Fund                             N/A                                                N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
International Growth Fund                    N/A                                                N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Masters Fund                                  $                                                  $
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Omega Fund                                   N/A                                                N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Perpetual International Fund                 N/A                                                N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                         N/A                                                N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Special Equity Fund                          N/A                                                N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                        N/A                                                N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 1999

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Evergreen Fund                               N/A                    $506,444                    N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Foundation Fund                              N/A                    $913,512                    N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                          N/A                    $107,635                    N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                       N/A                    $620,875                    N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Masters Fund(b)                            $12,703                  $12,639                   $40,213
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                         N/A                    $21,243                     N/A
----------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 1998

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Evergreen Fund                               N/A                    $282,441                    N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Foundation Fund                              N/A                    $464,820                    N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                          N/A                    $26,688                     N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                       N/A                    $382,370                    N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund(c)                      N/A                       $0                       N/A
================================================================================================================

(a) For the period April 28, 2000 (commencement of operations) to December 31, 2000.
(b) For the period from January 29, 1999 (commencement of operations) to December 31, 1999.
(c) For the period from May 1, 1998 (commencement of operations) to December 31, 1998.

Brokerage Commissions

         Below are the brokerage commissions paid by each Fund and brokerage commissions paid by the applicable Funds to Lieber and First Union Securities, Inc. (First Union) for the last three fiscal years or periods. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.

======================================================================================================
     Fund/Fiscal Year or Period        Total Paid to All   Total Paid to Lieber  Total Paid to First
                                                                                    Brokers Union

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2000

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Blue Chip Fund(a)                           $17,387                 $0                  $762
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Capital Growth Fund                         $51,135                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Equity Index Fund                            $8,460                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Evergreen Fund                              $133,874              $5,243                $165
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Foundation Fund                             $230,294             $12,355                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Global Leaders Fund                         $59,768               $9,469                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Growth and Income Fund                      $91,006              $26,992                 $55
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Growth Fund                                 $24,692                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
High Income Fund                               $0                   $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
International Growth Fund                   $45,214                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Masters Fund                                $44,572               $4,904                 $23
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Omega Fund                                  $187,439                $0                 $7,725
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Perpetual International Fund                $176,923                $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Small Cap Value Fund                        $19,209               $4,959                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Special Equity Fund                         $97,041                 $0                 $1,362
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Strategic Income Fund                          $0                   $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 1999

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Capital Growth Fund                        $33,158                 $0                 $9,155
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Equity Index Fund(b)                        $5,027                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Evergreen Fund                             $147,096             $105,105                $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Foundation Fund                            $157,780             $110,689                $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Global Leaders Fund                        $20,165              $11,010                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Growth and Income Fund                     $143,672             $132,632                $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Growth Fund                                $13,169                 $0                 $1,576
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 High Income Fund(c)                           N/A                  N/A                  N/A
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 International Growth Fund                  $16,007                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Masters Fund(d)                            $28,367               $6,486                 $27
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Omega Fund                                 $22,039                 $0                  $178
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Perpetual International Fund               $62,111                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Small Cap Value Fund                       $10,942               $7,080                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Special Equity Fund(b)                      $8,873                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Strategic Income Fund                         $0                   $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Year or Period Ended December 31, 1998

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Capital Growth Fund(e)                     $41,077                 $0                 $4,284
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Evergreen Fund                             $53,354              $47,079                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Foundation Fund                            $47,678              $46,786                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Global Leaders Fund                        $13,902               $6,368                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Growth and Income Fund                     $53,618              $53,382                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Growth Fund(e)                             $38,938                 $0                  $767
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 International Growth Fund(f)                $6,231                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Omega Fund                                  $3,380                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Perpetual International Fund(e)            $45,017                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Small Cap Value Fund(g)                     $3,934               $2,821                 $0
======================================================================================================

(a) For the period April 28, 2000 (commencement of operations) to December 31, 2000.
(b) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
(c) For the period from June 30, 1999 (commencement of operations) to December 31, 1999.
(d) For the period from January 29, 1999 (commencement of operations) to December 31, 1999.
(e) For the period from March 3, 1998 (commencement of operations) to December 31, 1998.
(f) For the period from August 17, 1998 (commencement of operations) to December 31, 1998.
(g) For the period from May 1, 1998 (commencement of operations) to December
31, 1998.

Percentage of Brokerage Commissions Paid to Lieber and First Union

         The table below shows, for the fiscal year or period ended December 31, 2000, (1) the percentage of aggregate brokerage commissions paid by each applicable Fund to Lieber and First Union and (2) the percentage of each applicable Fund's aggregate dollar amount of commissionable transactions effected through Lieber and First Union. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.

==========================================================================================================================
                                                             Percentage of                             Percentage of
                                       Percentage of        Commissionable        Percentage of        Commissionable
Fund                                  Commissions to     Transactions through     Commissions to    Transactions through
                                          Lieber                Lieber             First Union          First Union
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Blue Chip Fund(a)                          N/A                   N/A                 4.00%                3.30%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Capital Growth Fund                        N/A                   N/A                   N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Equity Index Fund                          N/A                   N/A                   N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Evergreen Fund                            3.90%                13.00%                0.12%                0.30%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Foundation Fund                           0.01%                 4.20%                  N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Global Leaders Fund                      15.80%                16.30%                  N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Growth and Income Fund                   29.60%                25.00%                0.60%                0.60%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Growth Fund                                N/A                   N/A                  N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 High Income Fund                           N/A                   N/A                   N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 International Growth Fund                  N/A                   N/A                   N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Masters Fund                             11.00%                 4.70%                0.50%                0.30%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Omega Fund                                 N/A                   N/A                 4.12%                2.20%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Perpetual International Fund               N/A                   N/A                   N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Fund                     25.80%                15.00%                  N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Special Equity Fund                        N/A                   N/A                 1.40%                0.11%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Strategic Income Fund                      N/A                   N/A                   N/A                  N/A
==========================================================================================================================

(a) For the period April 28, 2000 (commencement of operations) to December 31, 2000.

Trustee Compensation

         Listed below is the Trustee compensation paid by the Trust individually and by the Trust and the ten other trusts in the Evergreen Fund complex for the twelve months ended December 31, 2000. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

---------------------------------------------------------------------------------------
                                                             Total Compensation from
                                 Aggregate Compensation    the Evergreen Fund Complex
           Trustee             from Trust for fiscal year     for the calendar year
                                    ended 12/31/2000            ended 12/31/2000*
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Laurence B. Ashkin**                       $52                       $82,500
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Charles A. Austin, III                     $99                       $88,500
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Arnold H. Dreyfuss**                       $56                       $83,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
K. Dun Gifford                             $99                       $91,500
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
James S. Howell***                         $23                       $38,750
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Leroy Keith, Jr.                           $56                       $83,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Gerald M. McDonnell                        $99                       $88,500
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Thomas L. McVerry                         $104                       $98,500
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Louis W. Moelchert, Jr.                    $56                       $83,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
William Walt Pettit                        $99                       $88,500
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
David M. Richardson                        $99                       $88,500
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Russell A. Salton, III                    $108                      $101,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Michael S. Scofield                       $118                      $112,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Richard J. Shima                           $56                       $83,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Richard K. Wagoner                         $99                       $88,500
---------------------------------------------------------------------------------------

*Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2000. The amounts listed below will be payable in later years to the respective Trustees:

Austin                   $26,250
Howell                   $27,125
McDonnell                $88,500
McVerry                  $98,500
Moelchert                $83,000
Pettit                   $88,500
Salton                   $101,000
Scofield                 $65,100

**As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti. ***As of January 1, 2000, James S. Howell retired and became Trustee Emeritus.

                                   PERFORMANCE

Total Return

         Below are the average annual total returns for the Funds as of December 31, 2000. The return for the Blue Chip Fund is cumulative. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

==================================================================================================
               Fund                       One Year         Since Inception      Inception Date

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Blue Chip Fund                             N/A                -10.27%            4/28/2000
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Capital Growth Fund                       17.69%              11.53%              3/3/1998
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Equity Index Fund                         -9.11%               3.93%             9/29/1999
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Evergreen Fund                           -11.99%              13.13%              3/1/1996
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Foundation Fund                           -4.93%              11.79%              3/1/1996
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Global Leaders Fund                       -8.70%              10.67%              3/6/1997
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Growth and Income Fund                    -0.30%              15.23%              3/1/1996
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Growth Fund                               13.27%               8.47%              3/3/1998
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 High Income Fund                          1.31%                3.83%             6/30/1999
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 International Growth Fund                 -5.06%               9.20%             8/17/1998
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Masters Fund                              -3.06%              11.75%             1/29/1999
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Omega Fund                               -12.46%              15.75%              3/6/1997
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Perpetual International Fund             -13.08%              11.58%              3/3/1998
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Small Cap Value Fund                      20.71%              10.78%              5/1/1998
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Special Equity Fund                       -8.34%               7.00%             9/29/1999
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Strategic Income Fund                     -0.69%               3.14%              3/6/1997
==================================================================================================


                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from each Fund at the rate of 0.10% of each Fund's average daily net assets.

         Below are the administrative service fees paid by each Fund for the last three fiscal years or periods. Prior to January 3, 2000, the Funds paid EIS under a different fee schedule.

===============================================================================
                   Fund                          Administrative Fee Paid

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Year or Period Ended December 31, 2000

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Blue Chip Fund(a)                                       $4,455
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Capital Growth Fund                                     $30,178
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Equity Index Fund                                       $27,218
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Evergreen Fund                                          $70,382
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Foundation Fund                                        $170,235
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Global Leaders Fund                                     $33,945
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Growth and Income Fund                                  $84,251
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Growth Fund                                             $19,984
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 High Income Fund                                        $5,301
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 International Growth Fund                               $6,588
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Masters Fund                                            $29,134
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Omega Fund                                              $71,080
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Perpetual International Fund                            $27,442
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Small Cap Value Fund                                    $7,243
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Special Equity Fund                                     $13,779
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Strategic Income Fund                                   $17,544
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Year or Period Ended December 31, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Capital Growth Fund(b)                                  $24,691
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Equity Index Fund(c)                                     $674
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Evergreen Fund                                          $10,838
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Foundation Fund                                         $21,435
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Global Leaders Fund                                     $2,656
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Growth and Income Fund                                  $13,379
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Growth Fund(d)                                          $11,348
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 High Income Fund(e)                                     $2,576
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 International Growth Fund                                $427
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Masters Fund(f)                                         $2,137
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Omega Fund                                              $1,687
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Perpetual International Fund(g)                         $17,275
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Small Cap Value Fund                                     $690
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Special Equity Fund(c)                                    $93
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Strategic Income Fund                                   $2,914
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Year or Period Ended December 31, 1998

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Capital Growth Fund(h)                                  $7,018
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Evergreen Fund                                          $9,416
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Foundation Fund                                         $15,429
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Global Leaders Fund                                     $1,670
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Growth and Income Fund                                  $13,127
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Growth Fund(I)                                          $3,691
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 International Growth Fund(j)                             $110
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Omega Fund                                               $771
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Perpetual International Fund(k)                         $4,323
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Small Cap Value Fund(l)                                  $274
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Strategic Income Fund                                   $2,075
===============================================================================

(a) For the period April 28, 2000 (commencement of operations) to December 31, 2000.
(b) Of the total amount paid, $10,120 was paid to a prior administrator.
(c) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
(d) Of the total amount paid, $4,654 was paid to a prior administrator.
(e) For the period from June 30, 1999 (commencement of operations) to December 31, 1999.
(f) For the period from January 29, 1999 (commencement of operations) to December 31, 1999.
(g) Of the total amount paid, $6,794 was paid to a prior administrator.
(h) For the period from March 3, 1998 (commencement of operations) to December 31, 1998. The total amount was paid to a prior administrator.
(i) The total amount was paid to a prior administrator.
(j) For the period from August 17, 1998 (commencement of operations) to December 31, 1998.
(k) The total amount was paid to a prior administrator.
(l) For the period from May 1, 1998 (commencement of operations) to December
31, 1998.


Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 2121, Boston, Massachusetts 02106-9970, a subsidiary of First Union Corporation, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The Funds pay ESC annual fees as follows:

                 ================================ ==================== ====================

                                                    Annual Fee Per       Annual Fee Per
                            Fund Type                Open Account*      Closed Account**

                 -------------------------------- -------------------- --------------------

                 Monthly Dividend Funds                 $25.50                $9.00
                                                  --------------------
                 -------------------------------- -------------------- --------------------

                 Quarterly Dividend Funds               $24.50                $9.00
                                                  --------------------
                 -------------------------------- -------------------- --------------------

                 Semiannual Dividend Funds              $23.50                $9.00
                                                  --------------------
                 -------------------------------- -------------------- --------------------

                 Annual Dividend Funds                  $23.50                $9.00
                 -------------------------------- -------------------- --------------------
                                                  --------------------

                 Money Market Funds                     $25.50                $9.00
                 ================================ ==================== ====================

                  * For shareholder accounts only.
                  **Closed  accounts are  maintained  on the system in order to facilitate historical and tax information.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036, provides legal advice to the Funds.


                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 2121, Boston, Massachusetts 02106-9970.

                                 EVERGREEN FUNDS

                    Statement of Additional Information (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES

                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. Unless specifically stated, each Fund may invest in or use the strategies listed below.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality short-term obligations, such as notes, commercial paper, certificates of deposit, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Securities

         The Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. government. Examples of such agencies are:

           (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

           (ii)   Farmers Home Administration;

           (iii)  Federal Home Loan Banks;

           (iv)   Federal Home Loan Mortgage Corporation;

           (v)    Federal National Mortgage Association; and

           (vi)   Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA)

         The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, they may be less effective as a means of locking in attractive long- term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions required all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all time while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Swaps, Caps, Floors and Collars (High Income Fund only)

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Foreign Securities (excluding Evergreen Fund and Growth Fund)

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Foreign Currency Transactions (excluding Evergreen Fund and Growth Fund)

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

         The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund generally does not convert its holdings to U.S. dollars or any other currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

         The Fund may engage in foreign currency exchange transactions in connection with its portfolio investments. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Foreign Currency Futures Transactions (excluding Equity Index Fund, Evergreen Fund, Growth and Income Fund, Growth Fund and Foundation Fund)

         By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

         A foreign currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by the Fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and realizes a gain. If the offsetting sale price is less than the purchase price, the Fund realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by the Fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

Special Risks Associated with Foreign Currency Futures Contracts and Related Options

         Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on futures currencies, as described above.

         Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the investment advisor, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

High Yield, High Risk Bonds (only Growth and Income Fund, High Income Fund, International Growth Fund and Strategic Income Fund)

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books. The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 (Rule
144A) allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Payment-in-kind Securities (only Blue Chip Fund, International Growth Fund and Strategic Income Fund)

         Payment-in-kind (PIK) securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds (only Growth and Income Fund, International Growth Fund and Strategic Income Fund)

         A zero coupon "stripped" bond represents ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities (only High Income Fund and Strategic Income Fund)

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICsare private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments (only Global Leaders Fund, International Growth Fund, Masters Fund, Small Cap Value Fund and
Strategic Income Fund)

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Brady Bonds (only Strategic Income Fund and International Growth Fund)

         The Fund may invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment adviser evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Warrants (excluding Strategic Income Fund)

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Sovereign Debt Obligations (only Global Leaders Fund, Growth and Income Fund, International Growth Fund and Strategic Income Fund)

         The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Derivatives

         To the extent provided for elsewhere in this SAI, the Fund may use derivatives while seeking to achieve its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

         Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and in place of more traditional direct investments to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes. The use of derivatives for non-hedging purposes entails greater risks. The Fund uses futures contracts and related options as well as forwards for hedging purposes. Derivatives are a valuable tool, which, when used properly, can provide significant benefit to Fund shareholders. However, the Fund may take positions in those derivatives that are within its investment policies if, in the investment advisor's judgment, this represents an effective response to current or anticipated market conditions. An investment advisor's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objectives and policies.

         Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

         There are four principal types of derivative instruments - options, futures, forwards and swaps - from which virtually any type of derivative transaction can be created. Further information regarding options, futures, forwards and swaps is provided elsewhere in this section.

         Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities". An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations.

         The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities. See "Mortgage- Backed and Asset-Backed Securities," above.

         While the judicious use of derivatives by experienced investment managers such as the Fund's investment advisors can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Funds.

         * Market Risk - This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way which is detrimental to the Fund's interest.

         * Management Risk - Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

         * Credit Risk - This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund's investment advisor considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

         * Liquidity Risk - Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

         * Leverage Risk - Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

         * Other Risks - Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

Equipment Trust Certificates (Strategic Income Fund only)

         Equipment Trust Certificates are a mechanism for financing the purchase of transportation equipment, such as railroad cars and locomotives, trucks, airplanes and oil tankers.

         Under an equipment trust certificate, the equipment is used as the security for the debt and title to the equipment is vested in a trustee. The trustee leases the equipment to the user, i.e. the railroad, airline, trucking or oil company. At the same time equipment trust certificates in an aggregate amount equal to a certain percentage of the equipment's purchase price are sold to lenders. The trustee pays the proceeds from the sale of certificates to the manufacturer. In addition, the company using the equipment makes an initial payment of rent equal to their balance of the purchase price to the trustee, which the trustee then pays to the manufacturer. The trustee collects lease payments from the company and uses the payments to pay interest and principal on the certificates. At maturity, the certificates are redeemed and paid, the equipment is sold to the company and the lease is terminated.

         Generally, these certificates are regarded as obligations of the company that is leasing the equipment and are shown as liabilities in its balance sheet. However, the company does not own the equipment until all the certificates are redeemed and paid. In the event the company defaults under its lease, the trustee terminates the lease. If another lessee is available, the trustee leases the equipment to another user and makes payments on the certificates from new lease rentals.

Limited Partnerships (only Blue Chip Fund and Strategic Income Fund)

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"), each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Leverage (High Income Fund only)

         The Fund may borrow money to invest in additional portfolio securities to seek current income. The use of borrowed money, know as "leverage," increases the Fund's market exposure and risk and may result in losses. When the Fund has borrowed money for leverage and its investments increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income, and may also either offset any potential capital gains or increase any losses. The Fund may use leverage in order to adjust its dollar-weighted average duration. The Fund will not always borrow money for investment and the extent to which the Fund will borrow money, and the amount it may borrow, depends on market conditions and interest rates. Successful use of leverage depends on the investment advisor's ability to predict market movements correctly. The amount of leverage that can exist at any one time will not exceed one-third of the value of the Fund's total assets.

 ADDITIONAL INFORMATION CONCERNING THE INVESTMENTS OF EVERGREEN VA MASTERS FUND

         Because each sub-advisor will be managing its segment of the portfolio independently from the other sub-advisors, the same security may be held in two different segments of the portfolio, or may be acquired for one segment of the portfolio at a time when the sub-advisor of another segment deems it appropriate to dispose of the security from the other segment. Similarly, under some market conditions, one or more of the sub-advisors may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor or sub-advisors believe continued exposure to the equity markets is appropriate for their segments of the portfolio.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

         Shares of the Trust are sold continuously to variable annuity and variable life insurance accounts of participating insurance companies and to qualified pension and retirement plans. The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (1) trading on the Exchange is restricted by applicable rules and regulations of the SEC, (2) the Exchange is closed for other than customary weekend and holiday closings, (3) the SEC has by order permitted such suspension, or (4) an emergency exists as determined by the SEC.

         The Trust may redeem shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Calculation of Net Asset Value

         The Fund calculates its Net Asset Value (NAV) once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets by all of the shares issued.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than sixty days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

The following is the formula used to calculate average annual total return:

                                                                          n

                                                     P(1+T) =ERV

P=       initial payment of $1,000
T=       average total return
n=       number of years
ERV=     ending redeemable value of the initial $1,000


Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

        [OBJECT OMITTED]
         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends d = The maximum offering price per share on the last day of the period


Non-Standardized Performance

         From time to time, the Fund may quote its performance in advertising and other types of literature as compared to the performance of the S&P 500 Composite Stock Price Index, the Dow Jones Industrial Average, Russell 2000 Index or any other commonly quoted index of common stock or fixed income prices. The Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc. or similar independent services monitoring mutual fund performance. The Fund's performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

                                 TAX INFORMATION

Requirements for Qualification as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains.

         The Fund will not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are segregated asset accounts of participating insurance companies held in connection with the variable annuity contracts and/or variable life insurance policies.

Certain Requirements for Qualification as a Variable Annuity Contract or Variable Life Insurance Policy. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts and variable life insurance policies. The Code provides that variable annuity contracts and/or variable life insurance policies shall not be treated as an annuity contract or life insurance policy for the current or any prior period for which the investments are not, in accordance with regulations prescribed by the U.S. Treasury Department, adequately diversified. Disqualification of the contract or policy as an annuity contract or life insurance policy would result in immediate imposition of federal income tax on variable annuity contracts and variable life insurance policy owners with respect to earnings allocable to the contract or policy (including, upon disqualification, accumulated earnings), and the tax liability would generally arise prior to the receipt of payments under the contract. Section 817(h)(2) of the Code is a safe harbor provision which provides that variable annuity contracts and variable life insurance policies meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consists of cash, cash items, U.S. government securities and securities of other regulated investment companies. The U.S. Treasury Department has issued Regulations (Treas. Reg.
section 1.817-5) that establish diversification requirements for the investment portfolios underlying variable insurance contracts. The Regulations amplify the diversification requirements for variable annuity contracts and variable life insurance policies set forth in Section 817(h) of the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of such value is represented by any two investments; (3) no more than 80% of such value is represented by any three investments; and (4) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment. The Regulations provide that, in the case of a regulated investment company whose shares are available to the public only through variable insurance contracts which meet certain other requirements, the diversification tests are applied by reference to the underlying assets owned by the regulated investment company rather than by reference to the shares of the regulated investment company owned under the annuity contract. The Fund intends to meet the requirements for application of the diversification tests on this look-through basis. The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable insurance contracts by Section 817(h) of the Code have been met, each U.S. government agency or instrumentality shall be treated as a separate issuer.

         The Fund will be managed in such a manner as to comply with the diversification requirements. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of the Fund.

Other Tax Considerations

         For a discussion of the tax consequences of investing in variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contracts and variable life insurance policies offered by the participating insurance company. Variable annuity contracts and variable life insurance policies purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for an individual owner. Different rules apply to corporations, taxable trusts, or other entities which own variable annuity contracts. Depending on the variable annuity contract or variable life insurance policy, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59-1/2. Only the portion of a distribution attributable to income on the investment in the contract or policy is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the investment advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, an investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         First Union Securities, Inc., an affiliate of the Funds' advisors and a member of the New York and American Stock Exchanges, may effect portfolio transactions on those exchanges for the Funds.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for an investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION

         The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together on all matters. Shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any shares without the approval of a majority of the votes applicable to these shares . Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

         Since shares of the Fund are held by Insurance Company separate accounts, you have the right to instruct the Insurance Company how to vote the shares it held under the annuity contract. For shares for which timely voting instructions are not received, the Insurance Company will vote those shares in the same proportion as the voting instructions for all other shares of the Fund held by the separate account for which the Insurance Company has received timely voting instructions. The Insurance Company will vote any Fund shares for which they do not receive voting instructions in proportionately the same manner as shares for which they do receive instructions.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various advisors and sub-advisors have each adopted a code of ethics as required by Rule 17j-1 of the 1940 Act (Code of Ethics). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.

                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services. The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees (Trustees who are not "interested" persons of the Trust as defined in the 1940 Act); (5) brokerage commissions, brokers' fees and expenses;
(6) issue and transfer taxes; (7) taxes and trust fees payable to governmental agencies; (8) the cost of share certificates; (9) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (10) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (11) expenses of shareholders' and Trustees' meetings; (12) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (13) charges and expenses of filing annual and other reports with the SEC and other authorities; and (14) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Managers (only Masters Fund)

         Masters  Fund's  investment   program  is  based  upon  the  investment
advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among itself and a number of investment management organizations - currently three in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the four investment advisor organizations the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. The Fund's current Managers areEIMC, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, LLC.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act (Rule 17a-7 Procedures). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.

Name                                 Position with Trust         Principal Occupations for Last Five Years

Charles A. Austin III                Trustee                     Investment Counselor to Appleton Partners, Inc.(investment
(DOB: 10/23/34)                                                  advice); former Director, Executive Vice President and
                                                                 Treasurer, State  Street Research & Management
                                                                 Company (investment advice); Director, The Andover
                                                                 Companies (insurance); Trustee, Arthritis Foundation of
                                                                 New  England; and  Director, Health Development Corp.
                                                                 (fitness-wellness centers); Formerly,  Director,
                                                                 Mentor Income Fund, Inc.

K. Dun Gifford                       Trustee                     Trustee, Treasurer and Chairman of the Finance Committee,
(DOB: 10/23/38)                                                  Cambridge College; ; Chairman and President, Oldways
                                                                 Preservation and  Exchange  Trust (education);
                                                                 former Chairman of  the  Board, Director, and  Executive
                                                                 Vice President, The London  Harness Company (leather goods purveyor); former Managing Partner, Roscommon Capital Corp.;
                                                                 former Chairman, Gifford, Drescher & Associates
                                                                 (environmental consulting); Formerly, Director, Mentor
                                                                 Income Fund, Inc.

Leroy Keith, Jr.                     Trustee                     Chairman of the Board and Chief Executive Officer, Carson
(DOB: 2/14/39)                                                   Products Company (manufacturing); Director of Phoenix Total
                                                                 Return Fund and Equifax, Inc. (worldwide information
                                                                 management); Trustee of Phoenix Series Fund,  Phoenix
                                                                 Multi-Portfolio Fund, and The Phoenix Big Edge Series
                                                                 Fund; and former President, Morehouse College;
                                                                 Formerly, Director, Mentor Income Fund, Inc.

Gerald M. McDonnell                  Trustee                     Sales and Marketing Management with Nucor Steel Company;
(DOB: 7/14/39)                                                   Formerly, Director, Mentor Income Fund, Inc.

Thomas L. McVerry                    Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and Director of Carolina Cooperative
                                                                 Credit Union; Formerly, Director, Mentor Income Fund, Inc.

Louis W. Moelchert, Jr. (DOB:        Trustee                     President, Private Advisors, LLC; Vice President for
12/20/41)                                                        Investments, University of Richmond; Former Chairman,
                                                                 Investment Committee, Virginia Retirement System; former
                                                                 Board  member and former Chairman of the Board  of  the
                                                                 Common Fund; former Board member Common Fund Capital;
                                                                 Board member Common Fund Institutional Funds; Formerly,
                                                                 Trustee, Mentor Variable Investment Portfolios  and
                                                                 Mentor Institutional Trust; Formerly, Director,
                                                                 Mentor Income Fund,  Inc. and America's Utility Fund,
                                                                 Inc.

William Walt Pettit                  Trustee                     Partner in the law firm of William Walt Pettit, P.A.;
(DOB: 8/26/55)                                                   Formerly, Director, Mentor Income Fund, Inc.

David M. Richardson                  Trustee                     President, Richardson, Runden & Company (new business
(DOB: 9/14/41)                                                   development/consulting company); Managing Director, Kennedy
                                                                 Information, Inc (executive recruitment information and
                                                                 research company); former Vice Chairman, DHR International,
                                                                 Inc. (executive recruitment); former Senior Vice President,
                                                                 Boyden International Inc. (executive recruitment);
                                                                 Trustee, Commerce and Industry Association of New Jersey,
                                                                 411 Technologies, LLP. (communications), and Director, J&M
                                                                 Cumming Paper Co.(paper merchandising);. Formerly,
                                                                 Director, Mentor Income Fund, Inc.

Russell A. Salton, III MD            Trustee                     Medical Director, U.S. Health Care/Aetna Health Services;
(DOB: 6/2/47)                                                    former Managed Health Care Consultant; and former
                                                                 President, Primary Physician Care; Formerly, Director,
                                                                 Mentor Income Fund, Inc.

Michael S. Scofield                  Chairman of the Board       Attorney, Law Offices of Michael S. Scofield; Formerly,
(DOB: 2/20/43)                       of Trustees                 Director, Mentor Income Fund, Inc.



Richard J. Shima                     Trustee                     Independent Consultant; former Chairman, Environmental
(DOB: 8/11/39)                                                   Warranty, Inc. (insurance agency); former Executive
                                                                 Consultant, Drake Beam Morin, Inc. (executive
                                                                 outplacement);, Director of Hartford Hospital, Old State
                                                                 House Association, and Enhance Financial Services, Inc.;
                                                                 former Director of CTG Resources, Inc. (natural gas);
                                                                 former Director Middlesex Mutual Assurance Company; former
                                                                 Chairman, Board of Trustees, Hartford Graduate Center;
                                                                 Trustee, Greater Hartford YMCA; Formerly, Director, Mentor
                                                                 Income Fund, Inc.

Richard K. Wagoner, CFA*             Trustee                     Former Chief Investment Officer, Executive Vice President
(DOB: 12/12/37)                                                  and Head of Capital Management Group, First Union National
                                                                 Bank (FUNB); former consultant to the  Board of Trustees of the Evergreen Funds; former member, New York Stock Exchange;
                                                                 member, North Carolina Securities Traders Association;
                                                                 member, Financial Analysts Society.

William M. Ennis**                   President                   President and Chief Executive Officer, Evergreen Investment
(DOB: 6/26/60)                                                   Company and Chief Operating Officer, Capital Management
                                                                 Group, FUNB.

Carol Kosel***                       Treasurer                   Senior Vice President, Evergreen Investment Services, Inc.
(DOB: 12/25/63)                                                  and Treasurer, Vestaur Securities, Inc.; former Senior
                                                                 Manager, KPMG LLP.

Michael H. Koonce***                 Secretary                   Senior Vice President and General Counsel, Evergreen
(DOB: 4/20/60)                                                   Investment Services, Inc.; Senior Vice President and
                                                                 Assistant General Counsel,  First Union Corporation;
                                                                 former  Senior Vice  President and General Counsel,
                                                                 Colonial Management Associates, Inc.

Nimish S. Bhatt****                  Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, EAMC/FUNB; former Senior Tax
                                                                 Consulting/Acting Manager, Investment Companies Group,
                                                                 PricewaterhouseCoopers LLP, New York.

Bryan Haft****                       Vice President              Team Leader, Fund Administration, BISYS Fund Services.

*This Trustee may be considered an "interested person" of the Fund within the meaning of the 1940 Act.
** Address: 301 S. Tryon, 12th Floor, Charlotte, NC 28288
***Address: 200 Berkeley Street, Boston, MA 02116
****Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001

                             CORPORATE BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The `Credit Quality' terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

     ================= ================ =============== =================================================

     MOODY`S           S&P              FITCH           Credit Quality

     ================= ================ =============== =================================================
     ----------------- ---------------- --------------- -------------------------------------------------

     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

                       D                DDD/DD/D        In Default
     ================= ================ =============== =================================================

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D        Default.  Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for xample, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                               SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added `+' to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                            WACHOVIA EQUITY FUND II
                      STATEMENT OF ADDITIONAL INFORMATION

                     THE WACHOVIA VARIABLE INSURANCE FUNDS

                               Wachovia Balanced Fund II
                                Wachovia Equity Fund II
                            Wachovia Special Values Fund II


                          Statement of Additional Information

                                    April 30, 2001


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses of The Wachovia Variable Insurance Funds dated April 30, 2001. Obtain the prospectuses without charge by calling 1-800-994-4414.


    Contents
================================================================================

        How Are the Funds Organized?..........................................1
        Securities in Which the Funds Invest..................................1
        What do Shares Cost?..................................................17
        How Are the Funds Sold?...............................................17
        Redemption in Kind....................................................17
        Account and Share Information.........................................18
        Tax Information.......................................................18
        Who Manages and Provides Services to the Funds?.......................19
        How do the Funds Measure Performance?.................................23
        Financial Information.................................................26
        Investment Ratings....................................................27
        Addresses.......................................................      30


    Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.
    25855 (4/01)


HOW ARE THE FUNDS ORGANIZED?
================================================================================

The Wachovia Variable Insurance Funds (the Trust) is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on March 3, 2000. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust currently offers interests in three professionally managed, diversified series (together referred to as the Funds): Wachovia Balanced Fund II; Wachovia Equity Fund II; and Wachovia Special Values Fund II.


SECURITIES IN WHICH THE FUNDS INVEST
================================================================================
The following table indicates which types of securities are a:

o     Principal = Principal investment of a Fund (shaded in chart);
o     Acceptable = Acceptable (but not principal) investment of a Fund; or
o     Not Acceptable = Not an acceptable investment of a Fund.
--------------------------------------------------------------------
Securities                    Balanced    Equity Fund    Special
                              Fund II         II       Values Fund
                                                            II
-----------------------------------------
--------------------------------------------------------------------
American Depository          Acceptable   Acceptable    Acceptable
Receipts1
--------------------------------------------------------------------
--------------------------------------------------------------------
Asset-Backed Securities2     Acceptable       Not          Not
                                          Acceptable    Acceptable
-----------------------------------------
--------------------------------------------------------------------
Banking Instruments          Acceptable   Acceptable    Acceptable
-----------------------------------------
--------------------------------------------------------------------
Commercial Paper3            Acceptable   Acceptable    Acceptable
-----------------------------------------
--------------------------------------------------------------------
Common Stocks                Principal     Principal    Principal
--------------------------------------------------------------------
-----------------------------------------
Convertible Securities       Acceptable   Acceptable    Acceptable
-----------------------------------------
--------------------------------------------------------------------
Corporate Debt Obligations4  Principal    Acceptable    Acceptable
-------------------------------------------------------
--------------------------------------------------------------------
Credit Enhancement           Acceptable   Acceptable    Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
Demand Master Notes          Acceptable       Not          Not
                                          Acceptable    Acceptable
--------------------------------------------------------------------
-----------------------------------------
European Depository          Acceptable   Acceptable    Acceptable
Receipts
--------------------------------------------------------------------
--------------------------------------------------------------------
Foreign Bank Instruments     Acceptable   Acceptable    Acceptable
-----------------------------------------              -------------
--------------------------------------------------------------------
Foreign Currency                Not           Not          Not
Transactions                 Acceptable   Acceptable    Acceptable
-----------------------------------------              -------------
--------------------------------------------------------------------
Foreign Securities1          Acceptable   Acceptable    Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
Futures and Options          Acceptable   Acceptable    Acceptable
Transactions
--------------------------------------------------------------------
-----------------------------------------              -------------
Futures on Foreign           Acceptable       Not          Not
Government Debt                           Acceptable    Acceptable
--------------------------------------------------------------------
-----------------------------------------              -------------
Global Depository Receipts   Acceptable   Acceptable    Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
High-Yield Securities5          Not           Not       Acceptable
                             Acceptable   Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
Lending of Portfolio         Acceptable   Acceptable    Acceptable
Securities
--------------------------------------------------------------------
--------------------------------------------------------------------
Master Limited Partnerships     Not           Not       Acceptable
                             Acceptable   Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
Money Market Instruments     Acceptable   Acceptable    Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
Options on Financial         Acceptable   Acceptable    Acceptable
Futures
--------------------------------------------------------------------
--------------------------------------------------------------------
Over-the-Counter Options     Acceptable   Acceptable    Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
Preferred Stocks             Acceptable   Acceptable    Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
Repurchase Agreements        Acceptable   Acceptable    Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
Restricted and Illiquid      Acceptable   Acceptable    Acceptable
Securities6
--------------------------------------------------------------------
--------------------------------------------------------------------
Reverse Repurchase           Acceptable   Acceptable    Acceptable
Agreements
--------------------------------------------------------------------
--------------------------------------------------------------------
Securities of Other          Acceptable   Acceptable    Acceptable
Investment Companies
--------------------------------------------------------------------
--------------------------------------------------------------------
Stock Index Futures and      Acceptable   Acceptable    Acceptable
Options7
--------------------------------------------------------------------
--------------------------------------------------------------------
Stripped Mortgage-Backed     Acceptable       Not          Not
Securities                                Acceptable    Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
Temporary Investments        Acceptable   Acceptable    Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
U.S. Government Obligations  Principal    Acceptable    Acceptable
-----------------------------------------
--------------------------------------------------------------------
Variable Rate Demand Notes   Acceptable   Acceptable    Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
Warrants                     Acceptable   Acceptable    Acceptable
--------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------
When-Issued and Delayed      Acceptable   Acceptable    Acceptable
Delivery Transactions
--------------------------------------------------------------------

1. The Balanced Fund II, Equity Fund II and Special Values Fund II may not invest more than 20% of its assets in ADRs and not more than 10% of its assets in other securities of foreign issuers (non-ADRs).

2.   Rated A or better by Moody's or S&P.

3. Rated Prime-1 by Moody's or A-1 by S&P or of comparable quality as determined by the investment adviser.

4. Rated A or better by Moody's or S&P or of comparable quality as determined by the investment adviser. The Balanced Fund II may invest up to 5% of its assets in obligations rated Baa by Moody's or BBB by S&P or of comparable quality as determined by the investment adviser.

5. Securities are rated Baa or lower by Moody's or BBB or lower by S&P. The Special Values Fund II will not invest more than 35% of its total assets in such securities.

6. The Balanced Fund II, Equity Fund II and the Special Values Fund II will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

7. Not more than 20% of each Fund's assets will be invested in stock index futures and options. Each Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions or margin deposits on open positions, as applicable.


Securities Descriptions and Techniques
Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund may invest.

Common Stocks Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

Interests in Other Limited Liability Companies Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Real Estate Investment Trusts (REITs) REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Master Limited Partnerships A master limited partnership is a publicly owned limited partnership whose shares are bought and sold on an organized stock exchange.

Fixed Income Securities Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

Treasury Securities Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks.

Agency Securities Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities. The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely amount issuers.

The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Mortgage Backed Securities Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Asset Backed Securities Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Asset backed securities may be structured in multiple classes.

Historically, borrowers are more likely to refinance their mortgage than any other type of consumer or commercial debt. In addition, some asset backed securities use prepayment to buy additional assets, rather than paying off the securities. Therefore, while asset backed securities may have some prepayment risks, they generally do not present the same degree of risk as mortgage backed securities.

Zero Coupon Securities Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity. There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. The most common forms of stripped zero coupon securities include Treasury STRIPs, interest-only securities and principal-only securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Insurance Contracts Insurance contracts include guaranteed investment contracts, funding agreements and annuities. A Fund may treat these contracts as fixed income securities.

Credit Enhancement Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the investment adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement. Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

A Fund may treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Tax Exempt Securities Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Variable Rate Demand Instruments Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Foreign Securities Foreign securities are securities of issuers based outside the United States. A Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;
o    the principal trading market for its securities is in another country; or
o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts Depositary receipts represent interests in underlying securities issued by a foreign company. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts
(GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, a Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

Foreign Government Securities Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European investment Bank and the Inter-American Development Bank. Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Derivative Contracts Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts.

Futures Contracts Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

Options Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   A Fund may engage in one or more of the following:
   Buy call  options  on  securities,  securities  indices  and  futures  contracts  in anticipation of an increase in the value of the underlying asset.
   Buy  put  options  on  securities,  securities  indices  and  futures  contracts  in anticipation of a decrease in the value of the underlying asset.
   Write call  options on  securities,  securities  indices  and futures  contracts  to generate  income from premiums,  and in  anticipation  of a decrease or only limited increase  in the value of the  underlying  asset.  If a call  written by the Fund is exercised,  the Fund  foregoes  any  possible  profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.
   Write put  options on  securities,  securities  indices and  futures  contracts  (to generate  income from premiums,  and in  anticipation of an increase or only limited decrease in the value of the  underlying  asset).  In writing puts,  there is a risk that the Fund may be required  to take  delivery  of the  underlying  asset when its current market price is lower than the exercise price.
   When the Fund  writes  options  on futures  contracts,  it will be subject to margin requirements similar to those applied to futures contracts.
   Buy or write options to close out existing options positions.

Hybrid Instruments Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

Special Transactions
Repurchase Agreements Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The investment adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions Delayed delivery transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs) As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Securities Lending A Fund may lend portfolio securities to borrowers that the investment adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate risks and credit risks. These transactions create leverage risks.

Asset Coverage In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investment Risks
Stock Market Risks
o The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.
o The investment adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks
o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the investment adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.
o A substantial part of a Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, by issuers located in the same state, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

Liquidity Risks
o Trading opportunities are more limited for equity securities that are not widely held and for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Related to Company Size
o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Risks Related to Investing for Value

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Investing for Growth

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Currency Risks
o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.
o The investment adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Risks of Foreign Investing
o The Funds may invest in foreign securities. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its investment adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

Leverage Risks
o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
o Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

Interest Rate Risks
o Prices of fixed income securities rise and fall in response to interest rate changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
Credit Risks
o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the investment adviser's credit assessment.
o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks
o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
o If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
o Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities. For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities. Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.
o Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Risks Associated with Noninvestment Grade Securities
o The Balanced Fund may invest in securities rated below investment grade. These securities, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Investment Limitations
Selling Short and Buying On Margin The Funds will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts, put options on stock index futures, put options on financial futures and portfolio securities, and writing covered call options, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities.

The deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money The Funds will not issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed and except, with respect to the Balanced Funds, as permitted by its investment objective and policies.

The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Each Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

Pledging Assets The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, a Fund may mortgage, pledge, or hypothecate assets to secure such borrowings having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the borrowing. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

Investing in Real Estate The Funds will not buy or sell real estate, including limited partnership interests, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Investing in Commodities The Funds will not buy or sell commodities, commodity contracts, or commodities futures contracts, except however, to the extent that each Fund may engage in transactions involving futures contracts and related options.

Underwriting The Funds will not underwrite any issue of securities, except as each Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

Diversification of Investments With respect to securities comprising 75% of the value of its total assets, each Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer. Also, a Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

Concentration of Investments The Funds will not invest 25% or more of the value of their total assets in any one industry, except that a Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

Lending Cash or Securities The Funds will not lend any of their assets except portfolio securities, the market values of which do not exceed one-third of the value of a Fund's total assets.

This shall not prevent the Funds from purchasing or holding U.S. government obligations, money market instruments, demand master notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by each Fund's investment objective, policies, and limitations.

The above investment limitations cannot be changed by the Board of Trustees (Board) unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Securities of Other Investment Companies The Funds will limit their investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of their total assets in any one investment company, and will invest no more than 10% of their total assets in investment companies in general, unless, they are permitted to exceed these limitations by action of the SEC. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary brokers' commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as custodian and transfer agency fees, and therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses. The Funds will invest in other investment companies primarily for the purpose of investing their short-term cash on a temporary basis.

Investing in Restricted Securities The Funds will not invest more than 10% of their total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Trustees.

Investing in Illiquid Securities The Funds will not invest more than 15% of their net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, non-negotiable time deposits with maturities over seven days, and certain securities not determined under guidelines established by the Trustees to be liquid.

Investing in Put Options The Funds will not purchase put options on securities, other than put options on stock indices, unless the securities are held in a Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

Writing Covered Call Options The Funds will not write call options on securities unless the securities are held in a Fund's portfolio or unless a Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Investing in Warrants The Funds will not invest more than 5% of their net assets in warrants. No more than 2% of a Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange.

Purchasing Securities to Exercise Control The Funds will not purchase securities of a company for purposes of exercising control or management.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of deposit, to be "cash items."

The Funds did not borrow money in excess of 5% of the value of their total assets during the last fiscal year and have no present intent to do so in the coming fiscal year.

Determining Market Value Of Securities
Market values of the Funds' portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Funds value futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

Trading in Foreign Securities. Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value (NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?
================================================================================

Each Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

================================================================================

HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Trust, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

Rule 12b-1 Plan As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professional) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

Subaccounting Services Certain participating insurance companies may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Participating insurance companies holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the participating insurance company about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


================================================================================

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Board determines that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Trust's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

================================================================================

ACCOUNT AND SHARE INFORMATION

Voting Rights The insurance company separate accounts, as shareholders of the Funds, will vote the Fund Shares held in their separate accounts at meetings of the shareholders. Voting will be in accordance with instructions received from contract owners of the separate accounts, as more fully outlined in the prospectus of the separate account.

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All classes of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of April 2, 2001, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares of the Funds.

-----------------------------------------------------------------------
Shareholder Name         Fund                         Percentage Owned
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Hartford Life Insurance  Wachovia Equity Fund II      51.86%
Company, Hartford, CT    Wachovia Balanced Fund II    52.95%
06104-2999               Wachovia Special Values      5.34%
------------------------ Fund II

-----------------------------------------------------------------------
-----------------------------------------------------------------------
Wachovia Bank, N.A.      Wachovia Equity Fund II      46.50%
Winston-Salem, NC        Wachovia Balanced Fund II    46.40%
27150-0001               Wachovia Special Values      92.05%
                         Fund II
-----------------------------------------------------------------------

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
================================================================================

TAX INFORMATION

Federal Income Tax Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, the Funds will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trusts' other portfolios will be separate from those realized by the Fund.

Each Fund must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the Internal Revenue Code. For information concerning the consequence of a Fund not meeting the Section 817(h) requirements, see the prospectus of the separate account.

Foreign Investments If a Fund purchases foreign securities, its investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

================================================================================

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

Board of Trustees The Board is responsible for managing the Trust's business affairs and for exercising all of the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, birthdate, address, present position(s) held with the Trust, principal occupations for the past five years, and total compensation received as a Trustee from the Fund Complex (as defined below) for the most recent fiscal year. Each of the Trustees and officers listed below holds an identical position with The Wachovia Funds and The Wachovia Municipal Funds, two other registered investment companies in the Fund Complex. Because the Trust has not had operations prior to the date of this SAI, the aggregate compensation figures provided in the table below represent the compensation that the Trustees received from The Wachovia Funds and The Wachovia Municipal Funds for their last fiscal years. The Trust is comprised of three Funds, The Wachovia Funds are comprised of nineteen Funds and The Wachovia Municipal Funds are comprised of four Funds: together they form the Fund Complex.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.



As of April 2, 2001, the Funds' Boards and Officers as a group owned less than 1% of the Funds' outstanding Shares.



------------------------------------------------------------------  ------------
         Name                 Occupations for Past 5 Years            Aggregate
-----------------------                                             Compensation
       Birthdate                                                       from Fund
        Address                                                         Complex
  Position with Trust
------------------------------------------------------------------  ------------
------------------------------------------------------------------  ------------
James A. Hanley         Retired;  Vice  President and  Treasurer,   $41,000
August 13, 1931         Abbott    Laboratories    (health    care
4272 Sanctuary Way      products) (until 1992).
Bonita Springs, FL
Trustee
------------------------------------------------------------------  ------------
------------------------------------------------------------------  ------------
Samuel E. Hudgins       Managing Partner, Pilot Partners, LLC       $41,000
March 4, 1929           (management consulting); Hudgins
715  Whitemere   Court, Consulting, LLC (independent
N.W.                    consultant)(until December 2000);
Atlanta, GA             President, Percival Hudgins & Company,
Trustee                 LLC (investment bankers/financial
                        consultants) (until September 1997);
                        Director, Atlantic American Corporation
                        (insurance holding company).
------------------------------------------------------------------  ------------
------------------------------------------------------------------  ------------
D. Dean Kaylor          Retired; Executive Vice President and       $32,000
June 29, 1930           Chief Financial Officer, NBD Bank, N.A.
2835 Greenbriar         and NBD Bancorp, Inc. (bank and bank
Harbor Springs, MI      holding company) (until 1990).
Trustee
------------------------------------------------------------------  ------------
------------------------------------------------------------------  ------------
Alvin J. Schexnider,    Director, Office of Health Policy           $32,000
Ph.D.                   Development, Wake Forest University
May 26, 1945            School of Medicine (since
3174 Turkey Hill Road   February 2000); Chancellor,
Winston-Salem, NC 27106 Winston-Salem State University (1996 to
Trustee                 January 2000); Formerly, Vice Provost,
                        Virginia Commonwealth University (1987
                        to 1996).
------------------------------------------------------------------  ------------
------------------------------------------------------------------  ------------
Charles S. Way, Jr.*    Chairman and CEO, The Beach Company and     $32,000
December 18, 1937       its various affiliated companies and
211 King Street         partnerships; serves as Secretary of
Suite 300               Commerce for the State of South Carolina.
Charleston, SC
Trustee
------------------------------------------------------------------  ------------
------------------------------------------------------------------  ------------
John W. McGonigle       Executive Vice President and Secretary      $0
October 26, 1938        of the Federated Fund Complex; Executive
Federated     Investors Vice President, Secretary and Director,
Tower                   Federated Investors, Inc.; Trustee,
Pittsburgh, PA          Federated Investment Management Company
President and Treasurer and Federated Investment Counseling;
                        Director, Federated Global Investment
                        Management Corp, Federated Services
                        Company and Federated Securities Corp.
------------------------------------------------------------------  ------------
------------------------------------------------------------------  ------------
R. Edward Bowling       Senior  Vice  President,  Wachovia  Bank,   $0
March 25, 1958          N.A;  Manager,  Product  Development  and
100 N. Main Street      Investment   Solutions,   Wachovia  Asset
Winston-Salem, NC       Management.
Vice President
------------------------------------------------------------------  ------------
------------------------------------------------------------------  ------------
James Ostrowski         Assistant Vice President, Federated         $0
November 13, 1959       Services Company.
Federated     Investors
Tower
Pittsburgh, PA
Vice President and
Assistant Treasurer
------------------------------------------------------------------  ------------
------------------------------------------------------------------  ------------
Gail C. Jones           Vice  President  and  Corporate  Counsel,   $0
October 26, 1953        Federated Services Company.
Federated     Investors
Tower
Pittsburgh, PA
Secretary
------------------------------------------------------------------  ------------


Investment Adviser The investment adviser conducts investment research and makes investment decisions for the Funds. The investment adviser is a business unit of Wachovia Bank, N.A.

The investment adviser shall not be liable to the Trust, the Funds, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Code of Ethics Restrictions on Personal Trading As required by SEC rules, the Funds, their Adviser, and their Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, the Funds' Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Brokerage Transactions When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the investment adviser looks for prompt execution of the order at a favorable price. The investment adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The investment adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the investment adviser may give consideration to those firms which have sold or are selling Shares of the Funds and other funds distributed by the Distributor and its affiliates. The investment adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trust's Board.

Research Services. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the investment adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the investment adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The investment adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Funds are made independently from those of other accounts managed by the investment adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the investment adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

Administrator Federated Services Company, a subsidiary of Federated provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of the Funds in the Trust as specified below:
----------------------------------------------------------------------------
             Maximum                     Average Aggregate Daily Net
----------------------------------------------------------------------------
----------------------------------------------------------------------------
        Administrative Fee                   Assets of the Funds
----------------------------------------------------------------------------
----------------------------------------------------------------------------
            .10 of 1%                      on the first $3.5 billion
----------------------------------------------------------------------------
----------------------------------------------------------------------------
            .06 of 1%                on assets in excess of $3.5 billion
----------------------------------------------------------------------------

Custodian Wachovia Bank, N.A., is custodian (the Custodian) for the securities and cash of the Funds. Under the Custodian Agreement, the Custodian holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services to be provided to the Trust pursuant to the Custodian Agreement, the Trust pays the Custodian an annual fee based upon the average daily net assets of the Funds and which is payable monthly. The Custodian will also charge transaction fees and out-of-pocket expenses. Foreign instruments purchased by the Funds are held by foreign banks participating in a network coordinated by State Street Bank.


Transfer Agent And Dividend Disbursing Agent Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments.


Independent Auditors The independent auditor for the Trust, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Funds' financial statements and financial highlights are free of material misstatement in accordance with principles generally accepted in the United States of America.


Shareholder Services The Funds may pay Federated Administrative Services, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Administrative Services may select others to perform these services for their customers and may pay them fees.

Fees Paid By The Fund For Services

For the Period Ended          Wachovia        Wachovia      Wachovia
                              Balanced Fund   Equity Fund   Special Values
                              II              II            Fund II
                              --------------  ------------- ---------------
December 31 (1)               2000            2000          2000
Advisory Fee Earned           $3,023          $1,172        $1,385
Advisory Fee Reduction        $3,023          $1,172        $1,385
Brokerage Commissions         $1,167          $795          $1,956
Administrative Fee            $432            $167          $173
1.....Reflects fees paid from the Fund's start of performance on
      November 1, 2000 through its fiscal year end on December 31, 2000.
--------------------------------------------------------------------------------



HOW DO THE FUNDS MEASURE PERFORMANCE?
================================================================================

The Funds may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Return and Yield
Total returns are given for Start of Performance period ended December 31, 2000. Yield is given for the 30-day period ended December 31, 2000.
--------------------------------------------------------------------------------

Fund                            Cumulative Total Return Yield
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Start  of   Performance Start  of   Performance
                                on November 1, 2000     on November 1, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Wachovia Balanced Fund II       (4.60%)                 2.69%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Wachovia Equity Fund II         (9.90%)                 0.54%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Wachovia Special Values Fund II 9.00%                   1.12%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Total Return Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

Yield The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

Performance Comparisons
Advertising and sales literature may include:
o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and
o information about the mutual fund industry from sources such as the Investment Company Institute.

A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

A Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in maximum offering price over a specific period of time. From time to time, a Fund will quote its Lipper ranking in advertising and sales literature.

Dow Jones Industrial Average ("DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks (the "S&P Index"), is a composite index of common stocks in industry, transportation, and financial and public utility companies. In addition, the S&P Index assumes reinvestment of all dividends paid by stocks listed on the S&P Index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P Index figures.

Russell 2000 Index is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Merrill Lynch Composite 1-3 Year Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith.

Merrill Lynch Composite 1-5 Year Treasury Index is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and 4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one, three, six, and twelve month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation.

Salomon Brothers 3-5 Year Government Index quotes total returns for U.S. Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1.

Merrill Lynch 3-5 Year Treasury Index is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date.

Merrill Lynch 3-Year Treasury Yield Curve Index is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

     Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Fannie Mae; Government National Mortgage Association and Student Loan Marketing Association; foreign obligations; and U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB or a minimum Moody's rating of Baa.

Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage-related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment-grade issues (i.e. BBB/Baa or better).

S&P 500/Lehman Brothers Government/Corporate (Weighted Index) and the S&P 500/Lehman Brothers Government (Weighted Index) combine the components of a stock-oriented index and a bond-oriented index to obtain results which can be compared to the performance of a managed fund. The indices' total returns will be assigned various weights depending upon a Fund's current asset allocation.

Salomon Brothers AAA-AA Corporate index calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

SEI Balanced Universe is composed of 916 portfolios managed by 390 managers representing $86 billion in assets. To be included in the universe, a portfolio must contain a 5% minimum commitment in both equity and fixed-income securities. Consulting universes may be composed of pension, profit-sharing, commingled, endowment/foundation and mutual funds.

Lehman Brothers Government/Corporate (Total) index is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S.
government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

Merrill Lynch Corporate Master is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better. These quality parameters are based in composites of ratings assigned by S&P and Moody's. Only bonds with a minimum maturity of one year are included.

Morningstar,  Inc.,  an  independent  rating  service,  is the  publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Salomon Brothers One-Month Tax-Exempt Commercial Paper is an index of selected tax-exempt commercial paper issues, maturing in one month, whose yields are chosen as representative of this particular market. Calculations are made weekly and monthly. Ehrlich-Bober & Co., Inc. also tracks this Salomon Brothers index.

FINANCIAL INFORMATION
================================================================================

The Financial Statements for the Funds for the fiscal year ended December 31, 2000 are incorporated herein by reference to the Annual Report to Shareholders of the Funds dated December 31, 2000.



INVESTMENT RATINGS
================================================================================

Standard & Poor's Corporate Bond Ratings AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC -- Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposure to adverse conditions.

C -- The rating "C" is reserved for income bonds on which no interest is being paid.

D -- Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

S&P may apply a plus (+) sign or minus (-) sign to the above rating classifications to show relative standing within the classifications.

Moody's Investors Service Corporate Bond Rating Aaa--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects or ever attaining any real investment standing.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Commercial Paper Ratings A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity   for  timely   payment  on  issues  with  this   designation   is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B--Issues rated "B" are regarded as having only speculative capacity for timely payment.

C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Moody's Investors Service Commercial Paper Rating Definitions

Prime-1--Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. "Prime-1" repayment capacity will normally be evidenced by many of the following characteristics:

o     Leading market positions in well-established industries;
o     High rates of return on funds employed;
o Conservative capitalization structure with moderate reliance on debt and ample asset protection;
o Broad margins in earnings coverage of fixed financial charges and high internal cash generation; or
o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Moody's Investors Service Short-Term Debt Ratings

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o  Leading market positions in well established industries;
o  High rates of return on funds employed;
o Conservative capitalization structure with moderate reliance on debt and ample asset protection;
o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3--Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime--Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Investors Service Short Term Loan Ratings

MIG 1/VMIG 1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3--This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.



ADDRESSES
================================================================================

The Wachovia Variable Insurance Funds
                                       101 Greystone Boulevard
                                       SC-9215
                                       Columbia, SC 29226

--------------------------------------------------------------------------------

Distributor
Federated Securities Corp.             Federated Investors Tower
                                       1001 Liberty Avenue
                                       Pittsburgh, Pennsylvania 15222-3779

--------------------------------------------------------------------------------

Investment Adviser
Wachovia Asset Management              100 North Main Street
                                       Winston-Salem, NC 27101

--------------------------------------------------------------------------------

Custodian
Wachovia Bank, N.A.                    301 North Church Street
                                       Winston-Salem, NC 27150

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company Federated Investors Tower
                                       1001 Liberty Avenue
                                       Pittsburgh, PA 15222-3779

Counsel to The Wachovia Funds and The
Wachovia Municipal Funds
Kirkpatrick & Lockhart LLP             1800 Massachusetts Avenue,
                                       Washington, D.C. 20036-1800

Counsel to the Independent Trustees
Bell Boyd & Lloyd                      Three First National Plaza
                                       70 West Madison Street
                                       Suite 3300
                                       Chicago, IL 60802-4207

Independent Auditors
Ernst & Young LLP                      200 Clarendon Street
                                       Boston, MA 02116

--------------------------------------------------------------------------------

                            WACHOVIA EQUITY FUND II
                                 ANNUAL REPORT

                             WACHOVIA EQUITY FUND II

                          (A PORTFOLIO OF THE WACHOVIA

                            VARIABLE INSURANCE FUNDS)

                                    [GRAPHIC]



                                  Annual Report

                                December 31, 2001



        [LOGO OF WACHOVIA]

WWW.WACHOVIAFUNDS.COM


[GRAPHIC OMITTED]
                               PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Second Annual Report to Shareholders for the Wachovia Equity Fund II. This report covers the 12-month period from January 1, 2001 through December 31, 2001, which is the end of its fiscal year. The report includes commentary by portfolio management, a complete list of fund holdings and the fund's financial statements.


The fund pursues growth through a portfolio of blue-chip stocks issued by some of America's largest and best-known companies. In particular, the fund's manager seeks stocks issued by companies that are both undervalued and have good growth opportunities. At the end of the reporting period, the fund's holdings included such well known names as Alcoa, Inc., American Express Co., AOL Time Warner, Bank of America Corp., Cisco Systems, Inc., DuPont, ExxonMobil Corp., General Electric Co., Intel Corp., Merck & Co., Inc., and Sprint Corp.

During the reporting period, which was a difficult one for stocks, the fund produced a total return of (22.67%)1 due to a decline in the value of its holdings. At the end of the reporting period, the fund's total net assets stood at $2.8 million. I urge you to remember that the short-term volatility, while painful, is part of stock investing. Positive stock performance is best pursued over time--in years if not decades.


Thank you for pursuing your long-term financial goals through the diversification and professional management of the Wachovia Equity Fund II. You have our commitment to keep you up-to-date on your investment progress through the highest level of service.


Sincerely,

/s/ John W. McGonigle
John W. McGonigle
President
February 15, 2002

1. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

[GRAPHIC OMITTED]
                                Investment Review


The Wachovia Equity Fund II underperformed  the Standard & Poor's 500 Index (S&P
500) for the year.1 With the prospect of tax cuts and declining interest rates for 2001, the fund was positioned for an economy that would likely improve by mid-year 2001. The ensuing recessionary economic environment of 2001 was detrimental to the performance of our more economically sensitive holdings. After two strong years of relative returns, the technology sector holdings underperfomed as growth rates for many of these companies were sharply reduced. In addition, the fund's large capitalization focus negatively impacted performance as small and mid-capitalization issues outperformed large capitalization issues. The fund's relative performance improved markedly in the fourth quarter as investors began to embrace the likelihood of a stronger economy in 2002. The Wachovia Equity Fund II is well positioned to benefit from potentially improving equity returns in 2002.


1. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure [GRAPHIC OMITTED]

                             Wachovia Equity Fund II


                       Growth of a $10,000 Investment in Wachovia Equity Fund II


     The graph below illustrates the hypothetical investment of $10,0001 in the Wachovia Equity Fund II (the "Fund") from November 1, 2000 (start of performance) to December 31, 2001, compared to the Standard & Poor's 500 Index (S&P 500).2


              AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2001
1 Year                                                                  (22.67)%
Start of Performance (11/1/2000)                                        (26.62)%

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, that an investor's shares, when redeemed, may be worth more or less than original cost. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured. 1. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

2. The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities [GRAPHIC OMITTED]


                             Wachovia Equity Fund II

                            Portfolio of Investments


                                December 31, 2001


      Shares                                                               Value
[GRAPHIC OMITTED] [GRAPHIC OMITTED] [GRAPHIC OMITTED]
[GRAPHIC OMITTED][GRAPHIC OMITTED]
Common Stocks--98.6%


                                    Basic

                                    Materials--3.5%
    1,003                  Alcoa, Inc.                        $                             35,657
      333                  Du Pont (E.I.) de                                                14,156
      621                  Praxair, Inc.                                                    34,310
      458                  (1)Watson                                                        14,377
                                                              [GRAPHIC OMITTED] [GRAPHIC OMITTED]
                              Total                                                         98,500
                                                              [GRAPHIC OMITTED] [GRAPHIC OMITTED]
                           Capital

                           Goods--10.8%

      497                  Dover Corp.                                                      18,424
    2,577                  General Electric                                                103,286
      494                  Honeywell                                                        16,707
      274                  (1)Lexmark                                                       16,166
      214                  Textron, Inc.                                                     8,872
    1,521                  Tyco                                                             89,587
      858                  United                                                           55,453
                                                              [GRAPHIC OMITTED] [GRAPHIC OMITTED]
                              Total                                                        308,495
                                                              [GRAPHIC OMITTED] [GRAPHIC OMITTED]
                           Communication

                           Services--6.7%

    2,087                  (1)Liberty Media

                           Corp., Class A                                                   29,218
    2,219                  (1)Sprint Corp.                                                  54,166
      521                  Starwood Hotels &                                                15,552
      735                  (1)TMP Worldwide,                                                31,532
    1,240                  Verizon                                                          58,850
                                                              [GRAPHIC OMITTED] [GRAPHIC OMITTED]
                              Total                                                        189,318
                                                              [GRAPHIC OMITTED] [GRAPHIC OMITTED]
                           Consumer

                           Cyclicals--6.9%

    1,200                  (1)BJ Services Co.                                               38,940
      760                  Centex Corp.                                                     43,388
    1,319                  (1)Linens' N                                                     33,634
    1,743                  Lowe's Cos., Inc.                                                80,893
                                                              [GRAPHIC OMITTED] [GRAPHIC OMITTED]
                              Total                                                        196,855
                                                              [GRAPHIC OMITTED] [GRAPHIC OMITTED]
                           Consumer

                           Staples--10.0%

    2,189                  (1)AOL Time

                           Warner, Inc.                                                     70,267
      471                  Avon Products,                                                   21,902
      269                  Harley Davidson,                                                 14,609
      573                  Kimberly-Clark
                                    Corp.                                                   34,265
[GRAPHIC OMITTED]
                             Wachovia Equity Fund II


                                     Shares                                               Value

[GRAPHIC OMITTED]                    [GRAPHIC OMITTED]         [GRAPHIC OMITTED]     [GR[GRAPHICIOMITTED]
Common Stocks--continued
                                     Consumer Staples--continued

      2,100                          (1)Kroger Co., Inc.                                              $  43,827
      1,053                          Philip Morris Cos., Inc.                                            48,280
      1,135                          (1)Viacom, Inc., Class B                                            50,110
                                                                                                      [GR[GRAPHICIOMITTED]
                                        Total                                                            283,260
                                                                                                      [GR[GRAPHICIOMITTED]
                                     Energy--6.9%

        146                          Anadarko Petroleum Corp.                                            8,300
      1,436                          Conoco, Inc., Class A                                               40,639
        896                          ENSCO International, Inc.                                           22,266
        425                          El Paso Corp.                                                       18,959
      1,743                          ExxonMobil Corp.                                                    68,500
        501                          Phillips Petroleum Co.                                              30,190
        159                          Valero Energy Corp.                                                 6,061
                                                                                                      [GR[GRAPHICIOMITTED]
                                        Total                                                            194,915
                                                                                                      [GR[GRAPHICIOMITTED]
                                     Finance--23.4%

      1,245                          American Express Co.                                                44,434
        863                          American International Group, Inc.                                  68,522
        524                          Bank of America Corp.                                               32,986
        625                          Bank of New York Co., Inc.                                          25,500
      2,303                          Citigroup, Inc.                                                     116,255
        838                          Freddie Mac                                                         54,805
        990                          J.P. Morgan Chase & Co.                                             35,987
        279                          MBIA, Inc.                                                          14,963
        618                          MBNA Corp.                                                          21,753
        117                          Marsh & McLennan Cos., Inc.                                         12,572
        418                          Morgan Stanley, Dean Witter & Co.                                   23,383
        315                          PNC Financial Services Group                                        17,703
        340                          Prudential Financial                                                11,285
      1,265                          S&P Depositary Receipts Trust (Series 1)                            144,501
        972                          Wells Fargo & Co.                                                   42,233
                                                                                                      [GR[GRAPHICIOMITTED]
                                        Total                                                            666,882
                                                                                                      [GR[GRAPHICIOMITTED]
                                     Health Care--12.5%
        605                          American Home Products Corp.                                        37,123
        688                          (1)Amgen, Inc.                                                      38,831
        555                          Bristol-Myers Squibb Co.                                            28,305
        292                          (1)Genzyme Corp.                                                    17,479
        781                          Johnson & Johnson                                                   46,157
        895                          Medtronic, Inc.                                                     45,832
        531                          Merck & Co., Inc.                                                        31,223
[GRAPHIC OMITTED]
                             Wachovia Equity Fund II

                             Shares or Principal Amount                                                                     Value
[GRAPHIC OMITTED]             [GRAPHIC OMITTED]                [GRAPHIC OMITTED]                           [GRA[GRAPHICTOMITTED]
Common Stocks--continued
                                                Health Care--continued

          2,376                                 Pfizer, Inc.                                                    $ 94,684
            272                                 (1)Tenet Healthcare Corp.                                         15,972
                                                                                                                [G[GRAPHICMOMITTED]
                                                   Total                                                          355,606
                                                                                                                [G[GRAPHICMOMITTED]
                                                Technology--15.8%

            248                                 Automatic Data Processing, Inc.                                   14,607
          1,912                                 (1)Cisco Systems, Inc.                                            34,626
          1,577                                 (1)EMC Corp. Mass                                                 21,195
          1,155                                 Intel Corp.                                                       36,325
            462                                 (1)KLA-Tencor Corp.                                               22,897
            665                                 (1)Microchip Technology, Inc.                                     25,762
            513                                 (1)Micromuse, Inc.                                                7,695
          1,584                                 (1)Microsoft Corp.                                                104,940
          1,266                                 (1)Network Appliance, Inc.                                        27,687
          1,408                                 (1)Network Associates, Inc.                                       36,397
          1,470                                 Nokia Oyj, Class A, ADR                                           36,059
            855                                 (1)Sun Microsystems, Inc.                                         10,517
          1,258                                 Texas Instruments, Inc.                                           35,224
            830                                 (1)Veritas Software Corp.                                         37,209
                                                                                                                [G[GRAPHICMOMITTED]
                                                   Total                                                          451,140
                                                                                                                [G[GRAPHICMOMITTED]
                                                Utilities--2.1%

            890                                 (1)Calpine Corp.                                                  14,943
          1,160                                 Duke Energy Corp.                                                 45,542
                                                                                                                [G[GRAPHICMOMITTED]
                                                   Total                                                          60,485
                                                                                                                [G[GRAPHICMOMITTED]
                                                Total Common Stocks (Identified Cost $2,979,468)                  2,805,456

                                                                                                                [G[GRAPHICMOMITTED]
(2) Repurchase Agreement--1.9%
$   54,300   Goldman Sachs Group, LP, 1.67%, dated 12/31/2001, due 1/2/2002 (at amortized 4,300
             cost)                                                                               5
                                                             [G[GRAPHICMOMITTED]
             Total Investments (Identified Cost $3,033,768)(3)       $ 2,859,756
                                                                                                               [G[GRAPHICMOMITTED]

(1)  Non-income
     producing
     security.

(2)  The
(3)  The

[GRAPHIC OMITTED]
                             Wachovia Equity Fund II



Note:  The categories of investments
       are shown as a percentage
       of  net assets  ($2,846,637)
       at  December 31, 2001.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)
[GRAPHIC OMITTED]
                             Wachovia Equity Fund II

                       Statement of Assets and Liabilities


                                December 31, 2001


Assets:
Total investments in securities, at value (identified cost $3,033,768)                  $    2,859, 56
Cash                                                                                          5,092
Income receivable                                                                             2,301
Receivable for shares sold                                                                    4,722
                                                                                        [GRAP[GRAPH[GRAPHICEOMITTED]
     Total assets                                                                            2,871, 71
Liabilities:

Payable for shares redeemed                                                             $       59
Accrued expenses                                                                             25,17
                                                                         [GRAPH[GRAP  CE MITT D]
     Total liabilities                                                                       25,234
                                                                                        [GRAP[GRAPH[GRAPHICEOMITTED]
Net assets for 409,093 shares outstanding                                               $    2,846, 37
                                                                                        [GRAP[GRAPH[GRAPHICEOMITTED]
Net Assets Consist of:

Paid in capital                                                                         $    3,386, 16
Net unrealized depreciation of investments                                                   (174,0)2
Accumulated net realized loss on investments                                                 (366,8)7
Undistributed net investment income                                                           1,210
                                                                                        [GRAP[GRAPH[GRAPHICEOMITTED]
     Total net assets                                                                   $    2,846, 37
                                                                                        [GRAP[GRAPH[GRAPHICEOMITTED]
Net Asset Value, Offering Price and Redemption Proceeds Per Share:

$2,846,637/409,093 shares outstanding                                                         $6.96
                                                                                        [GRAP[GRAPH[GRAPHICEOMITTED]

(See Notes which are an integral part of the Financial Statements)
[GRAPHIC OMITTED]

                             Wachovia Equity Fund II

                             Statement of Operations


                          Year Ended December 31, 2001

Investment Income:
Dividends (net of foreign taxes withheld of $64)                                                               $     21,250
Interest                                                                                                              3,558
                                                                                                       [GRAPH[GRAPH[GRAPHICEOMITTED]
     Total income                                                                                                    24,808
Expenses:
Investment adviser fee                                                                     $     14,29
Administrative personnel and services fee                                                        2,042
Custodian fees                                                                                     408
Transfer and dividend disbursing agent fees and expenses                                         1,383
Directors'/Trustees' fees                                                                           25
Auditing fees                                                                                    6,718
Legal fees                                                                                       7,753
Portfolio accounting fees                                                                        2,058
Share registration costs                                                                         12,24
Printing and postage                                                                             10,02
Insurance premiums                                                                                 769
Miscellaneous                                                                                    2,270
                                                                                           [GRAPH[GRAP[GRAPH  T MITTE ]
     Total expenses                                                                              59,98
Waiver and Expense Reimbursement:

Waiver of investment adviser fee                                      $     (14,29)
Reimbursement of other operating expenses                                   (22,21)
                                                                      [GRAPH[GRAPH[GRAPH  E MITTE ]
Total waiver and expense reimbursement                                                           (36,5)4
                                                                                           [GRAPH[GRAP[GRAPH  T MITTE ]
        Net expenses                                                                                                 23,481
                                                                                                   [GRAPH[GRAPH[GRAPHICEOMITTED]
          Net investment income                                                                           1,327
                                                                                                   [GRAPH[GRAPH[GRAPHICEOMITTED]
Realized and Unrealized Loss on Investments:

Net loss on investments                                                                                  (358,1)6
Net change in unrealized depreciation of investments                                                     (74,79)
                                                                                                   [GRAPH[GRAPH[GRAPHICEOMITTED]
        Net realized and unrealized loss on investments                                                  (432,9)2
                                                                                                   [GRAPH[GRAPH[GRAPHICEOMITTED]
          Change in net assets resulting from operations                                           $     (431,6)5
                                                                                                   [GRAPH[GRAPH[GRAPHICEOMITTED]

(See Notes which are an integral part of the Financial Statements)
[GRAPHIC OMITTED]
                             Wachovia Equity Fund II

                       Statement of Changes in Net Assets


                                                              Year          Period

                                                              Ended         Ended

                                                              December 31, 2December 31, 2000(1)

[GRAPHIC OMITTED]                                         [GRA[GRAPHICTOM[GR[GRAPHICIOMITTED]
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                         $  1, 27      $  1,5 8
Net realized loss on investments                                 (3)8,146      (8,)31
Net change in unrealized depreciation of investments             (7),796       (99)216
                                                              [GR[G[GRAPH   [GR[GR[GRAPHICIOMITTED]
     Change in net assets resulting from operations              (4)1,615      (10),349
                                                              [GR[G[GRAPH   [GR[GR[GRAPHICIOMITTED]
Distributions to Shareholders--

Distributions from net investment income                         (1)715       --
                                                              [GR[G[GRAPH   [GR[GR[GRAPHICIOMITTED]
Share Transactions--

Proceeds from sale of shares                                     2, 36,94      1,2 3,689
Net asset value of shares issued to shareholders in              1, 15        --
Cost of shares redeemed                                          (1)6,005        ()9
                                                              [GR[G[GRAPH   [GR[GR[GRAPHICIOMITTED]
     Change in net assets resulting from share                    ,             ,2
     transactions                                                2  92,65      1   3,660
                                                              [GR[G[GRAPH   [GR[GR[GRAPHICIOMITTED]
          Change in net assets                                   1, 59,32      1,1 7,311
Net Assets--

Beginning of period                                              1, 87,31     --
                                                              [GR[G[GRAPH   [GR[GR[GRAPHICIOMITTED]
End of period (including undistributed net investment
income of $1,210 and $1,598, respectively)                    $  2, 46,63   $  1,1 7,311
                                                              [GR[G[GRAPH   [GR[GR[GRAPHICIOMITTED]

(1)  Reflects operations for the
     period from November 1, 2000

     (date  of initial public
     investment) to
     December  31, 2000.

(See Notes which are an integral part of the Financial Statements)
[GRAPHIC OMITTED]
                             Wachovia Equity Fund II

                              Financial Highlights


                                 (For a share outstanding throughout each period)
                                                                             Year            Period
                                                                            Ended          Ended

                                                                           Yecemb         December

                                                                           E2001          D000
                                                                           D     er 31,   2(1)  er 31,

[GRAPHIC OMITTED]                                                       [GR[GRAPHICIOMI[GR[GRAPHICIOMITTED]
Net asset value, beginning of period                                          $9. 1          $10 00
Income from investment operations

   Net investment income                                                      0.0(2)         0.0
   Net realized and unrealized loss on investments                            (2.)4          (1.)0
                                                                              [GR PHIC     TE[GR PHIC OMITTED]
     Total from investment operations                                         (2.)4          (0.)9
                                                                              [GR PHIC     TE[GR PHIC OMITTED]
Less distributions

   Distributions from net investment income                                   (0.)1         --
                                                                              [GR PHIC     TE[GR PHIC OMITTED]
Net asset value, end of period                                                $6. 6          $9. 1
                                                                              [GR[GRAPH    MI[GR[GRAPHICIOMITTED]
Total return (3)                                                              (22)%7         (9.)%
Ratios to average net assets

   Expenses                                                                   1.1%           1.1%(4)
   Net investment income                                                      0.0%           0.9%(4)
   Expense waiver/reimbursement (5)                                           1.7%           16.%(4)
Supplemental data

   Net assets, end of period (000 omitted)                                    $   ,847       $   ,187
   Portfolio turnover                                                          34%             5%

(1)  Reflects    operations
     for     the
     period     from
     November 1,  2000

     (date    of
     initial  public

     investment)
     to  December
     31,  2000.

(2)  Amount
(3)  Based
(4)  Computed
(5)  This

(See Notes which are an integral part of the Financial Statements) [GRAPHIC OMITTED]
                             Wachovia Equity Fund II

                          Notes to financial Statements


                                December 31, 2001

1.  Organization

The Wachovia Variable Insurance Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Wachovia Equity Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek to produce growth of principal and income.


2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATION--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon eastern time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotation are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

     The tax composition of dividends was as follows:

     Ordinary income                                             $      1,715
     Long-term capital gains                                             --
[GRAPHIC OMITTED]
                             Wachovia Equity Fund II

     As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                   $      1,210
Undistributed long-term gains                                           --
Unrealized depreciation                                              257,636

     At year end, there were no significant differences between the book basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. At December 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $283,253, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:


Expiration Year                                              Expiration Amount
[GRAPHIC OMITTED]                                            [GRAPHIC OMITTED]
2008                                                         $  4,431
[GRAPHIC OMITTED]                                         [GR[GRAPHICIOMITTED]
2009                                                            278,822
     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


     OTHER--Investment transactions are accounted for on a trade date basis.

3.  Shares of Beneficial Interest
The  Declaration  of Trust permits the Trustees to issue an unlimited  number of
full  and  fractional  shares  of  beneficial   interest  (without  par  value).
Transactions in shares were as follows:

                                                                     Year  E   Period Ended

                                                                     December December 31, 2000 (1)

                                                                     [GRAPHIC [GRAPHIC OMITTED]
                                                                     Sha es   Sha es

[GRAPHIC OMITTED]                                                 [GR[GRAPH[GR[GRAPHICIOMITTED]
Shares sold                                                          299 30   131 732
Shares issued to shareholders in payment of distributions declared   211     --
Shares redeemed                                                      (22)15    (3)
[GRAPHIC OMITTED]                                                 [GR[GRAPH[GR[GRAPHICIOMITTED]
    Net change resulting from share transactions                     277 36   131 729
                                                                     [GR[GR   [GR[GRAPHICIOMITTED]
(1  Reflects     operations
    for     the
    period     from
    November  1,  2000

    (date  of
    initial public

    investment)  to
    December 31,  2000.

[GRAPHIC OMITTED]
                             Wachovia Equity Fund II


4. Investment Adviser Fee and Other Transactions with Affiliates
     INVESTMENT ADVISER FEE--Wachovia Fund Advisers (formerly, Wachovia Asset Management), a division of Wachovia Bank, N.A., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.70% of the Fund's average daily net assets. As a result of contractual obligations, the Adviser may be required to waive a portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this waiver and/or reimbursement at its sole discretion any time after May 30, 2002.

     ADMINISTRATIVE FEE--Federated Services Company ("FServ") provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate net assets of the Funds in the Trust.

     DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from its net assets to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC.

     TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. PORTFOLIO ACCOUNTING FEES--FServ, through its subsidiary FSSC, maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     CUSTODIAN FEES--Wachovia Bank, N.A. is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. GENERAL--Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.


5.  Investment Transactions

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the year ended December 31, 2001, were $2,807,309 and $653,636, respectively. Purchases and sales of long-term U.S. government securities, for the year ended December 31, 2001, were $47,989 and $6,946, respectively.


6. Subsequent Event

Wachovia Corporation, the ultimate corporate parent of the investment adviser for the Wachovia Fund Family (Wachovia Funds), completed a merger with First Union Corporation on September 1, 2001. As a result, the new organization (Wachovia) has taken steps to consolidate the mutual fund investment advisory activities of both bank holding companies. Toward that end, on December 6, 2001, the Board of Trustees of the Wachovia Variable Insurance Funds determined that it was in the best interest of the Wachovia Variable Insurance Funds' shareholders to reorganize each of the Funds into portfolios of the Evergreen Funds as follows:


 Wachovia Fund                             Evergreen Fund

[GRAPHIC OMITTED]                         [GRAPHIC OMITTED]
Wachovia Balanced Fund II                 Evergreen VA Foundation Fund
Wachovia Equity Fund II                   Evergreen VA Fund
Wachovia Special Values Fund II           Evergreen VA Small Cap Value Fund

[GRAPHIC OMITTED]
                             Wachovia Equity Fund II


In addition to the proposed reorganizations, the Board also approved interim and long-term investment advisory agreements on behalf of each of the Wachovia Variable Insurance Funds with Evergreen Investment Management Company, LLC
(EIMC), a subsidiary of Wachovia. EIMC, which currently serves as investment adviser to the Evergreen Funds, began management of the Wachovia Variable Insurance Funds on January 1, 2002. As of that date, Tattersall Advisory Group, Inc. (TAG), which is also a subsidiary of Wachovia, serves as the investment sub-adviser to the fixed income portion of Wachovia Balanced Fund II. The advisory fees remain unchanged.


The proposed reorganizations and the long-term advisory agreements are subject to shareholder approval. The Board of Trustees has called a shareholder meeting for May 13, 2002 for the purpose of voting on the proposals.

7.  Federal Income Tax Information (Unaudited)
For the year ended December 31, 2001, the Fund did not designate any long-term capital gain dividends.

[GRAPHIC OMITTED]
                Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees of Wachovia Variable Insurance Funds and Shareholders of WACHOVIA EQUITY FUND II We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Wachovia Equity Fund II (the "Fund") (one of the portfolios constituting the Wachovia Variable Insurance Funds) as of December 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from November 1, 2000 (date of initial public investment) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wachovia Equity Fund II of the Wachovia Variable Insurance Funds at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from November 1, 2000 (date of initial public investment) to December 30, 2000, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
February 8, 2002
[GRAPHIC OMITTED]
                      Board of Trustees And Trust Officers


The following table gives information about each Board member and the senior officers of the Fund. The table separately lists Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). The Wachovia Fund Complex consists of 25 investment company portfolios.


Interested Trustees background--term of office: indefinite

[GRAPHIC OMITTED]             [GR[GRAPHICIOMITTED]

Charles S. Way* hairman and CEO, The Beach Company and its various affiliated companies Birth Date: December 18, 1937 nd partnerships; serves as Secretary of Commerce for the State of South 211 King Street, Suite 300 Carolina.

Charleston, SC                   a

Trustee                          Other Directorships Held: None
Began serving: March 2000
Oversees 25 Portfolios
[GRAPHIC OMITTED]
*   Reasons  for Interested
    Status:  Mr. Way is a
    shareholder  of Wachovia
    Corporation.


Independent trustees background--term of office: indefinite

[GRAPHIC OMITTED]             [GR[GRAPHICIOMITTED]
James A. Hanley                   Retired; Vice President and Treasurer, Abbott Laboratories (health care
Birth Date: August 13, 1931       products) (until 1992).
4272 Sanctuary Way                Other Directorships Held: None
Bonita Springs, FL
Trustee
Began serving: March 2000
Oversees 25 Portfolios
[GRAPHIC OMITTED]             [GR[GRAPHICIOMITTED]

Samuel E. Hudgins                 Managing Partner, Pilot Partners, LLC (management consulting); Hudgins
Birth Date: March 4, 1929        Monsulting, LLC (independent consultant)(until December 2000); President,
715 Whitemere Court, N.W.        Cercival Hudgins & Company, LLC (investment bankers/financial
Atlanta, GA                      Ponsultants)(until September 1997).
Trustee                          cther Directorships Held: Director, Atlantic American Corporation
Began serving: March 2000        Oinsurance holding company)
Oversees 25 Portfolios
[GRAPHIC OMITTED]             [GR[GRAPHICIOMITTED]

D. Dean Kaylor                    Retired; Executive Vice President and Chief Financial Officer, NBD Bank,
Birth Date: June 29, 1930         N.A. and NBD Bancorp, Inc. (bank and bank holding company) (until 1990).
2835 Greenbriar Harbor

Springs, MI                      Other Directorships Held: None
Trustee
Began serving: March 2000
Oversees 25 Portfolios
[GRAPHIC OMITTED]             [GR[GRAPHICIOMITTED]

Alvin J. Schexnider, Ph.D.        Director, Office of Health Policy Development, Wake Forest University
Birth Date: May 26, 1945          School of Medicine (since February 2000); Chancellor, Winston-Salem State
3174 Turkey Hill Road            University (1996 to January 2000); Formerly, Vice Provost, Virginia
Winston-Salem, NC                Commonwealth University (1987 to 1996).
Trustee                          Other Directorships Held: None
Began serving: March 2000
Oversees 25 Portfolios
[GRAPHIC OMITTED]

Officers

[GRAPHIC OMITTED]             [GR[GRAPHICIOMITTED]

John W. McGonigle                Executive Vice President and Secretary of the Federated Fund Complex;
Birth Date: October 26, 1938     Executive Vice President, Secretary and Director, Federated Investors,
Federated Investors Tower        Inc.; Trustee, Federated Investment Management Company and Federated
Pittsburgh, PA                   Investment Counseling; Director, Federated Global Investment Management
President and Treasurer          Corp, Federated Services Company and Federated Securities Corp.
[GRAPHIC OMITTED]             [GR[GRAPHICIOMITTED]

R. Edward Bowling                 enior Vice President, Wachovia Bank, N.A; Manager, Product Development
Birth Date: March 25, 1958        nd Investment Solutions, Wachovia Fund Advisers.
Wachovia Bank, N.A.
100 North Main
Winston-Salem, NC                S
Vice President                   a

[GRAPHIC OMITTED]             [GR[GRAPHICIOMITTED]

James Ostrowski                   ssistant Vice President, Federated Services Company.
Birth Date: November 17, 1959
Federated Investors Tower
Pittsburgh, PA
Vice President and Assistant
Treasurer                        A
[GRAPHIC OMITTED]             [GR[GRAPHICIOMITTED]
[GRAPHIC OMITTED]
                      Board of Trustees And Trust Officers

Officers

[GRAPHIC OMITTED]

Gail C. Jones Vice President and Corporate Counsel, Federated Services Company. Birth Date: October 26, 1953 Federated Investors Tower Pittsburgh, PA
Secretary
[GRAPHIC OMITTED]

FederatCusip

Investm26195
Company(2/02)
Act File No. 811-09873

Annual Report as of December 31, 2001

[GRAPHIC OMITTED]

                                                 Table of Contents

Letter to Shareholders                                          1
                                                                -
Fund at a Glance                                                3
                                                                -
Portfolio Manager Interview                                     4
                                                                -
Financial Highlights                                            8
                                                                -
Schedule of Investments                                         9
                                                                -
Statement of Assets and Liabilities                            13
                                                               --
Statement of Operations                                        14
                                                               --
Statement of Changes in Net Assets                             15
                                                               --
Notes to Financial Statements                                  16
                                                               --
Independent Auditors' Report                                   18
                                                               --


                                [GRAPHIC OMITTED]
                             Letter to Shareholders

                                  February 2002

        William M. Ennis                      Dennis H. Ferro
        President and CEO                 Chief Investment Officer

We are pleased to provide the Evergreen Variable Annuity Trust annual report for the twelve month period ended December 31, 2001.

U.S. Equities Dipped for the Second Year in a Row

The U.S. equity markets were confounded from the very start in 2001. After unusually strong performance in the late 90s, the declines of 2000 were a shock -- surely 2001 would turn things around.

However, by the third Federal Reserve rate cut in March, investors realized that something was seriously wrong. Predictions for earnings growth were slashed throughout the corporate world. The early January consensus forecast for S&P 500 operating earnings growth was 9%. Unfortunately, with each quarterly earnings reporting period filled with disappointing corporate results, profit forecasts were drastically lowered. Average earnings ended the year declining 18%-20%.

The equity markets made an admirable attempt at a recovery during the second quarter, yet continued economic weakness and lowered corporate guidance tightened the vice grip on investors during the summer. Then, the unthinkable happened, and the September 11 tragedy resonated, literally, from Wall Street to Main Street. Any hopes for economic recovery in 2001 were quickly dashed and, upon reopening, the markets plunged.

The quick response of the Fed to provide liquidity and the orderly transition of the financial markets provided investors with a glimmer of hope in the final quarter of the year. Initial success of the United States' war on terrorism resulted in improved confidence and the equity markets began a remarkable climb. From the lows achieved in late-September, the NASDAQ Composite climbed approximately 40%, followed by the Dow 30 and the S&P 500, each with gains in the 20% range.

All in all, the year proved to be very disappointing for equity investors. Despite the late recovery, the major market averages all declined for the second consecutive year. Few areas were spared, as eight of the ten sectors in the S&P 500 were down. Only consumer discretionary and materials, riding the potential for a positive impact to earnings from the aggressive Fed, managed a gain for the year. While the nineties delivered spectacular returns, the new millennium has proved to be a more challenging period for common stocks, thus far.

The Bond Market Continued a Remarkable Climb

In contrast to poor performance in the equity markets for much of the year, 2001 was another fantastic year for bonds. As the economy slowed and slipped into recession, ratcheting down corporate earnings, investors sought the relative safety of bonds. The Federal Reserve, in an attempt to cushion economic damage, was very aggressive, providing 11 interest rate cuts in twelve months, propelling the bond market higher.

The yield curve steepened dramatically throughout the year in response to Fed action. This steepening was further accentuated by a "flight to quality" following the terrorist attacks of September 11. In fact, by October 30th, the yield on the 2-year Treasury was at a 25-year low. For much of the year, the longer end of the market lagged shorter term Treasuries, as investors -- ever watchful for inflation -- feared that the Fed and Congress were being overly stimulative with interest rates and tax cuts. However, a surprise Halloween announcement from the Treasury Department, suspending 30-year bond issuance, finally brought longer-term rates down as well.

As much as there was good news for bond investors, there were many challenges, as well. As the economy slowed, many companies that had leveraged their balance sheets during the strong economy of the mid-nineties found that declining revenues caused great pressure on their ability to honor their debt

                                                         1

                                [GRAPHIC OMITTED]
                       Letter to Shareholders (continued)

obligations. Many well-known companies found their credit ratings diminished and investor concern about their future greatly expanded. As a result, there was an unusually large spread among bond sectors with high quality issues providing the best performance.

Toward the end of 2001, signs of economic recovery triggered a reversal in the bond market. Beginning in November, we got a taste of what a little "good news" can do. While stock market investors celebrated military successes in Afghanistan and an economic recovery ahead, bonds declined. The declines continued in December, washing away earlier hopes for double-digit returns in the bond market for the year.

The past year has reminded all investors that managing risk through different asset classes provides reduced volatility in a period of unstable capital markets.

Diversification Remains Important

An environment like the past twelve months offers many reasons for building a diversified portfolio rather than trying to predict the market's movements. An exposure to various types of investments should remain an important component of a well-balanced portfolio. It is important that you consult with your financial advisor to develop a strategy that will support your long-term objectives.

Thank you for your continued investment in Evergreen Funds.

Sincerely,



William M. Ennis
President and CEO

Evergreen Investment Company, Inc.



Dennis H. Ferro
Chief Investment Officer

Evergreen Investment Management Company

                                                         2

                                [GRAPHIC OMITTED]

                        EVERGREEN VARIABLE ANNUITY TRUST

                                Evergreen VA Fund
                    Fund at a Glance as of December 31, 2001

                         "Many of the conditions necessary for an economic rebound already are in place, including low interest rates, low energy costs and diminished inventories that corporations will need to replenish."

                                               Portfolio Management

        Timothy E. O'Grady                Maureen E. Cullinane,CFA
      Tenure: November 2001                 Tenure: November 2001

                                              PERFORMANCE & RETURNS1

Portfolio Inception Date:                   3/1/1996

[GRAPHIC OMITTED]
Average Annual Returns
[GRAPHIC OMITTED]
1 year                                       -17.85%
[GRAPHIC OMITTED]
5 years                                       5.37%
[GRAPHIC OMITTED]
Since Portfolio Inception                     7.09%
[GRAPHIC OMITTED]


                                                 LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Fund1 versus a similar investment in the Standard & Poor's 500 Index (S&P 500 Index) and the Consumer Price Index (CPI).

The S&P 500 Index is an unmanaged market index which does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gains distributions.

The fund's investment objective is non-fundamental and may be changed without the vote of the fund's shareholders.

All data is as of December 31, 2001 and subject to change.

                                                         3

                                [GRAPHIC OMITTED]

                        EVERGREEN VARIABLE ANNUITY TRUST

                                Evergreen VA Fund

                           Portfolio Manager Interview

How did the fund perform?

Evergreen VA Fund had a total return of -17.85% for the twelve-month period ended December 31, 2001. During the same period, the Standard & Poor's 500 Index, a benchmark for large company investing, returned -11.87% and the average return of variable annuity, large-cap core funds was -13.03%, according to Lipper, Inc., an independent monitor of mutual fund performance.

                                             Portfolio Characteristics

                                                (as of 12/31/2001)

Total Net Assets                            $47,016,495
[GRAPHIC OMITTED]
Number of Holdings                                  102
[GRAPHIC OMITTED]
P/E Ratio                                         24.5x
[GRAPHIC OMITTED]


What was the investment environment like during 2001?

It was a difficult year for equity investing. Most stock prices fell during 2001 as investors retrenched in the face of a widening economic slump that began with deep cuts in corporate capital spending, especially in technology, and spread throughout the economy.

The Federal Reserve Board acted aggressively to stem the downturn and stimulate growth by cutting short-term interest rates throughout the year. However, September 11 probably delayed any rebound, as the terrorist attacks exacerbated fears about a potentially prolonged slump. During the final two months of 2001, investors began reacting to possible signs that the recession might have hit its bottom. They were encouraged by the low interest rates, low energy costs and promise of additional economic stimulus from the federal government in the form of tax cuts and spending programs. Investors bid up the values of stocks in cyclical and growth industries, including technology.

For the year, value stocks outperformed growth stocks, as investors preferred companies with more defensive characteristics and predictable earnings and revenues that were less vulnerable to the movements of the business cycle.

A new management team took responsibility for the Evergreen VA Fund in November 2001. How would you describe the team's investment strategy?

We have divided the portfolio into two sections, or sleeves. One section is managed by Evergreen's Large Cap Core Growth team, led by Portfolio Manager Maureen Cullinane, focusing on large-cap growth stocks, using the same disciplines and strategies that have been employed in the management of
Evergreen Large Company Growth Fund. The second section is managed by Evergreen's large-cap value team, led by Portfolio Manager Timothy O'Grady, and employs the policies, strategies and tactics used in the management of Evergreen Strategic Value Fund. It focuses on large-cap value stocks. The combination of the two sections gives the fund a diversified portfolio of large companies, with the potential to participate in a range of opportunities offered by growth and value stocks, while reducing overall risks.

How would you describe your strategies in managing the growth part of the portfolio, Maureen?

We focus on a nucleus of stable growth companies, emphasizing companies with historically strong franchises, good management and the ability to sustain or increase earnings growth rates. We keep the portfolio well diversified, but we are willing to emphasize those industries with companies that have the opportunity to benefit from either long-term, secular trends in the economy or short-term cyclical patterns. We favor those corporations with

                                                         4

                                [GRAPHIC OMITTED]

                        EVERGREEN VARIABLE ANNUITY TRUST

                                Evergreen VA Fund

                           Portfolio Manager Interview

the potential for earnings acceleration based on industry trends, technological developments or the introduction of new services or products that can act as catalysts for corporate earnings.

In recent years, we have tried to take advantage of two significant investment themes -- technology and healthcare. At present, though, we are placing less emphasis on technology while continuing to emphasize healthcare stocks. While we believe technology continues to provide the productivity tools that enhance economic growth, we are concerned about high stock valuations. Our technology investments are focused on those companies that we believe have the best prospects to benefit from secular growth as well as companies with consistent records of recurring revenues and earnings. In contrast, healthcare remains a dominant theme in our current strategy. Pharmaceutical, medical devices and healthcare services companies should continue to benefit from the needs created by demographic trends, most notably the aging baby boomer generation. We believe many pharmaceutical companies are selling at reasonable stock prices that should be attractive to investors seeking corporations with consistent records of earnings growth.

As of December 31, 2001, major holdings in the growth part of the portfolio included corporations such as General Electric, the nation's largest corporation with leadership positions in a number of business lines. In technology, we had positions in companies such as Intel, the world's largest manufacturer of semiconductors; Microchip, which develops and produces specialized semiconductors for appliances and automobiles; and NVIDIA, a manufacturer of graphic chips that has had strong performance with the successful introduction of new video games and the introduction of Microsoft's new X-Box. We also focused on more defensive companies with high recurring revenues and stable earnings, such as data processing specialists Paychex and Automatic Data Processing. Among healthcare investments, our holdings included companies such as Pfizer and American Home Products, two leading, diversified pharmaceutical companies.

                                                   Top 5 Sectors
                                    (as a percentage of 12/31/2001 net assets)

Information Technology                            17.8%
[GRAPHIC OMITTED]
Financials                                        17.4%
[GRAPHIC OMITTED]
Healthcare                                        13.2%
[GRAPHIC OMITTED]
Consumer Discretionary                            12.9%
[GRAPHIC OMITTED]
Industrials                                       12.1%
[GRAPHIC OMITTED]


How would you describe your strategies in managing the value section of the portfolio, Tim?

We have been moving the industry weightings to emphasize healthcare, consumer staples and energy, while underweighting finance, technology and consumer discretionary stocks.

In periods in which the economy has grown gradually, healthcare industry stocks typically have performed well, often rising to valuations 25-30% higher than the market averages in terms of price/earnings ratios. We believe healthcare stocks have the potential to grow their earnings at annual rates of 10%, versus average 5% growth rates for the overall Standard & Poor's 500 Index. In past months, we have maintained core positions in healthcare with representative holdings such as Watson Pharmaceuticals, Tenet Healthcare and Johnson & Johnson. They performed well, but their valuations rose to levels that may be stretched for their earnings outlooks. We sold our position in Watson and trimmed Tenet and Johnson & Johnson, while investing in Merck and Bristol-Myers Squibb, two large, diversified pharmaceutical companies. In our opinion, both were trading at attractive stock prices, relative to the industry.

We also emphasized consumer staples stocks based on their relative valuations, investing in high quality, industry leaders with experienced management such as Philip Morris, Anheuser-

                                                         5

                                [GRAPHIC OMITTED]

                        EVERGREEN VARIABLE ANNUITY TRUST

                                Evergreen VA Fund

                           Portfolio Manager Interview

Busch and PepsiCo. We believe these corporations should continue to have good relative earnings growth rates versus other sectors in the market, while their stock prices are trading at discounts to the overall market.

We have slightly overweighted energy stocks because we believe they should do well in any type of economic recovery, and the greatest period of uncertainty has already passed. We have emphasized large, integrated oil companies such as Exxon Mobil, Chevron-Texaco and Conoco.

Conversely, we have modestly underweighted financial services. Within the industry, we favor traditional banking stocks, whose lending business should benefit from the spread between short-term and long-term interest rates. Our concern, however, is that credit risks and costs are likely to rise, and most financial services stock prices already reflect improved earnings. Despite our preference for traditional lenders in the short term, we believe that large, diversified companies involved in the capital markets, such as Citigroup and JP Morgan, have superior long-term potential.

We continue to underweight technology stocks, which we think remain overvalued after the tech bubble of the late 1990s, during which over-investment led to excessive growth in capacity that has not been worked out yet. We also think profits in technology are highly cyclical, and the industry's earnings growth during the next 12 to 18 months may not justify current stock prices.

We have decided to de-emphasize consumer discretionary because of a number of factors. We believe consumer confidence is uncertain and there is little pent-up demand for large consumer purchases. When we have invested in consumer discretionary stocks, we have emphasized companies that can benefit from trends such as home improvement. For example, we invested in Lowe's, the discount home supply and hardware chain, although we have reduced our position as its stock price rose.

                                                  Top 10 Holdings
                                    (as a percentage of 12/31/2001 net assets)

Microsoft Corp.                                    3.3%
[GRAPHIC OMITTED]
Citigroup, Inc.                                    3.2%
[GRAPHIC OMITTED]
Exxon Mobil Corp.                                  2.7%
[GRAPHIC OMITTED]
International Business Machines Corp.              2.4%
[GRAPHIC OMITTED]
Intel Corp.                                        2.3%
[GRAPHIC OMITTED]
AOL Time Warner, Inc.                              2.3%
[GRAPHIC OMITTED]
Wells Fargo & Co.                                  2.1%
[GRAPHIC OMITTED]
Tyco International, Ltd.                           2.0%
[GRAPHIC OMITTED]
American International Group, Inc.                 2.0%
[GRAPHIC OMITTED]
General Electric Co.                               1.9%
[GRAPHIC OMITTED]


What is your outlook, Tim? We do not anticipate a rapid economic recovery.

We believe that as the consumer spends, so goes the economy. We do not anticipate a strong increase in consumer spending. In addition, we also expect that corporate capital spending will be linked to profitability and current earnings estimates are too optimistic. We think many current stock valuations are based on aggressive expectations for a robust economic recovery in 2002 and 2003. Looking forward, we plan to continue to de-emphasize growth industries and believe the portfolio is well positioned for an environment in which economic expansion, if it occurs, is more modest.

What is your current investment outlook, Maureen?

We think the economy will emerge from a relatively mild recession in 2002. Many of the conditions necessary for an economic rebound already are in place, including low interest rates, low energy costs and diminished inventories that

                                                         6

                                [GRAPHIC OMITTED]

                        EVERGREEN VARIABLE ANNUITY TRUST

                                Evergreen VA Fund

                           Portfolio Manager Interview

corporations will need to replenish. We also expect that financially healthy corporations will take advantage of low interest rates to expand their businesses and improve their competitive positions.

We may de-emphasize consumer discretionary and place greater emphasis on industrial companies in economically sensitive industries, such as chemicals and cyclical goods. We will continue to have a fair representation in the energy industry in anticipation of an economic rebound. We plan to continue to focus on healthcare, but to underweight technology stocks.

Overall, we intend to keep a core of stable growth stocks of companies with experienced managements, strong positions in their industries, and the ability to sustain or to accelerate their earnings growth rates.

                                                         7

                                [GRAPHIC OMITTED]

                        EVERGREEN VARIABLE ANNUITY TRUST

                                Evergreen VA Fund

                              Financial Highlights
                (For a share outstanding throughout each period)


                                                                                Year Ended December 31,
                                                                                   [GRAPHIC OMITTED]
                                                                    2001        2000     1999 #     1998 #    1997 #
[GRAPHIC OMITTED]
Net asset value, beginning of period                               $14.96      $17.31    $15.31     $14.89    $11.41
                                                                   ------      ------    ------     ------    ------
[GRAPHIC OMITTED]
Income from investment operations
[GRAPHIC OMITTED]
Net investment income                                               0.06        0.03      0.09       0.07      0.06
[GRAPHIC OMITTED]
Net realized and unrealized gains or losses on securities          (2.73)      (2.06)     3.36       0.86      4.15
[GRAPHIC OMITTED]
Total from investment operations                                   (2.67)      (2.03)     3.45       0.93      4.21
[GRAPHIC OMITTED]
Distributions to shareholders from
[GRAPHIC OMITTED]
Net investment income                                                 0        (0.03)    (0.11)       0       (0.05)
[GRAPHIC OMITTED]
Net realized gains                                                    0        (0.29)    (1.34)     (0.51)    (0.68)
[GRAPHIC OMITTED]
Total distributions to shareholders                                   0        (0.32)    (1.45)     (0.51)    (0.73)
[GRAPHIC OMITTED]
Net asset value, end of period                                     $12.29      $14.96    $17.31     $15.31    $14.89
                                                                   ------      ------    ------     ------    ------
[GRAPHIC OMITTED]
Total return*                                                     (17.85%)    (11.99%)   23.03%     6.44%     37.16%
[GRAPHIC OMITTED]
Ratios and supplemental data
[GRAPHIC OMITTED]
Net assets, end of period (thousands)                              $47,016    $65,556    $69,774   $45,820    $21,600
[GRAPHIC OMITTED]
Ratios to average net assets
   Expenses++                                                       0.95%      1.03%      1.02%     1.01%      1.01%
[GRAPHIC OMITTED]
   Net investment income                                            0.45%      0.18%      0.57%     0.49%      0.42%
[GRAPHIC OMITTED]
Portfolio turnover rate                                             171%        127%      111%       16%        32%
[GRAPHIC OMITTED]

# Net investment income is based on average shares outstanding during the period.

* Total return does not reflect charges attributable to your insurance company's separate account.

++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

                                        See Notes to Financial Statements.

                                                         8

                                [GRAPHIC OMITTED]

                        EVERGREEN VARIABLE ANNUITY TRUST

                                Evergreen VA Fund

                             Schedule of Investments

                                December 31, 2001

                                                                      Shares         Value

[GRAPHIC OMITTED]
COMMON STOCKS - 94.2%
CONSUMER DISCRETIONARY - 12.9%

Hotels, Restaurants & Leisure - 2.4%

   Brinker International, Inc. *                                         7,500      $223,200
   Darden Restaurants, Inc.                                              9,000       318,600
   McDonald's Corp.                                                     12,800       338,816
   Starbucks Corp. *                                                    12,500       238,125
                                                                                     -------
                                                                                   1,118,741

Media - 3.8%

   AOL Time Warner, Inc. *                                              33,800     1,084,980
   Comcast Cable Communications Corp., Class A *                         6,100       219,600
   New York Times Co., Class A                                           6,878       297,474
   Walt Disney Co.                                                       8,600       178,192
                                                                                     -------
                                                                                   1,780,246

Multi-line Retail - 3.1%

   Costco Wholesale Corp. *                                              5,100       226,338
   Sears, Roebuck & Co.                                                  7,700       366,828
   Target Corp.                                                          5,600       229,880
   Wal-Mart Stores, Inc.                                                11,500       661,825
                                                                                     -------
                                                                                   1,484,871

Specialty Retail - 3.6%

   Bed Bath & Beyond, Inc. *                                            10,000       339,000
   Best Buy Co., Inc. *                                                  5,700       424,536
   Home Depot, Inc.                                                     11,300       576,413
   Lowe's Companies, Inc.                                                7,500       348,075
                                                                                     -------
                                                                                   1,688,024

CONSUMER STAPLES - 5.4%

Beverages - 2.3%

   Anheuser-Busch Companies, Inc.                                        5,000       226,050
   Pepsi Bottling Group, Inc.                                           11,000       258,500
   PepsiCo., Inc.                                                       11,860       577,463
                                                                                     -------
                                                                                   1,062,013

Food & Drug Retailing - 0.7%

   CVS Corp.                                                            12,000       355,200
                                                                                     -------
Household Products - 1.0%

   Procter & Gamble Co.                                                  6,000       474,780
                                                                                     -------
Tobacco - 1.4%

   Philip Morris Companies, Inc.                                        14,200       651,070
                                                                                     -------
ENERGY - 7.4%

Energy Equipment & Services - 2.3%

   Baker Hughes, Inc.                                                    7,000       255,290
   BJ Services Co. *                                                     9,000       292,050
   Nabors Industries, Inc. *                                             7,500       257,475
   Weatherford International, Inc. *                                     7,800       290,628
                                                                                     -------
                                                                                   1,095,443

Oil & Gas - 5.1%

   Apache Corp.                                                          2,800       139,664
   BP Amoco Plc, ADR                                                     4,700       218,597
   ChevronTexaco Corp.                                                   8,713       780,772
   Exxon Mobil Corp.                                                    32,120     1,262,316
                                                                                   ---------
                                                                                   2,401,349

                                                         9

                                [GRAPHIC OMITTED]

                        EVERGREEN VARIABLE ANNUITY TRUST

                                Evergreen VA Fund
                       Schedule of Investments (continued)
                                December 31, 2001

                                                                  Shares           Value


[GRAPHIC OMITTED]
COMMON STOCKS - continued
FINANCIALS - 17.4%

Banks - 5.5%

   Bank of America Corp.                                             11,600         $730,220
   Fifth Third Bancorp                                                6,510          399,258
   FleetBoston Financial Corp.                                       13,000          474,500
   Wells Fargo & Co.                                                 22,300          968,935
                                                                                     -------
                                                                                   2,572,913

Diversified Financials - 8.6%

   American Express Co.                                               4,700          167,743
   Capital One Financial Corp.                                        4,300          231,985
   Citigroup, Inc.                                                   29,607        1,494,561
   Fannie Mae                                                         9,800          779,100
   Freddie Mac                                                        5,100          333,540
   Goldman Sachs Group, Inc.                                          2,900          268,975
   J.P. Morgan Chase & Co.                                           12,800          465,280
   Morgan Stanley Dean Witter & Co.                                   5,300          296,482
                                                                                     -------
                                                                                   4,037,666

Insurance - 3.3%

   American International Group, Inc.                                11,722          930,727
   Hartford Financial Services Group, Inc.                            3,200          201,056
   MetLife, Inc.                                                      8,200          259,776
   XL Capital, Ltd., Class A                                          2,000          182,720
                                                                                     -------
                                                                                   1,574,279

HEALTH CARE - 13.2%

Health Care Equipment & Supplies - 4.0%

   Baxter International, Inc.                                         8,000          429,040
   Becton Dickinson & Co.                                             8,500          281,775
   Biomet, Inc.                                                       7,000          216,300
   Guidant Corp. *                                                    4,900          244,020
   Medtronic, Inc.                                                    9,000          460,890
   Stryker Corp.                                                      4,000          233,480
                                                                                     -------
                                                                                   1,865,505

Pharmaceuticals - 9.2%

   Abbott Laboratories                                               15,600          869,700
   American Home Products Corp.                                       5,360          328,889
   Bristol-Myers Squibb Co.                                          11,600          591,600
   Elan Corp. Plc, ADR *                                              7,500          337,950
   Johnson & Johnson Co.                                              8,550          505,305
   Merck & Co., Inc.                                                  5,600          329,280
   Pfizer, Inc.                                                      18,675          744,199
   Pharmacia Corp.                                                   14,400          614,160
                                                                                     -------
                                                                                   4,321,083

INDUSTRIALS - 12.1%

Aerospace & Defense - 1.7%

   Lockheed Martin Corp.                                              6,100          284,687
   Raytheon Co.                                                       5,900          191,573
   United Technologies Corp.                                          5,200          336,076
                                                                                     -------
                                                                                     812,336

                                                        10

                                [GRAPHIC OMITTED]

                        EVERGREEN VARIABLE ANNUITY TRUST

                                Evergreen VA Fund
                       Schedule of Investments (continued)
                                December 31, 2001


                                                                    Shares          Value

[GRAPHIC OMITTED]
COMMON STOCKS - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 3.0%

   Automatic Data Processing, Inc.                                      5,600       $329,840
   Paychex, Inc.                                                       10,900        379,865
   Republic Services, Inc., Class A *                                  17,500        349,475
   Waste Management, Inc.                                              11,200        357,392
                                                                                     -------
                                                                                   1,416,572

Industrial Conglomerates - 5.5%

   General Electric Co.                                                21,800        873,744
   Minnesota Mining & Manufacturing Co.                                 6,200        732,902
   Tyco International, Ltd.                                            16,083        947,289
                                                                                     -------
                                                                                   2,553,935

Machinery - 1.3%

   Caterpillar, Inc.                                                    4,700        245,575
   Deere & Co.                                                          4,500        196,470
   Parker-Hannifin Corp.                                                3,600        165,276
                                                                                     -------
                                                                                     607,321

Road & Rail - 0.6%

   Union Pacific Corp.                                                  4,900        279,300
                                                                                     -------
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 2.4%
   Cisco Systems, Inc. *                                               32,000        579,520
   Motorola, Inc.                                                      15,500        232,810
   Nokia Corp., ADR                                                    13,500        331,155
                                                                                     -------
                                                                                   1,143,485

Computers & Peripherals - 5.1%

   Dell Computer Corp. *                                               11,600        315,288
   Hewlett-Packard Co.                                                 14,900        306,046
   International Business Machines Corp.                                9,360      1,132,186
   NVIDIA Corp. *                                                       6,500        434,850
   Sun Microsystems, Inc. *                                            15,500        190,650
                                                                                     -------
                                                                                   2,379,020

IT Consulting & Services - 1.2%

   Affiliated Computer Services, Inc., Class A *                        5,500        583,715
                                                                                     -------
Semiconductor Equipment & Products - 5.1%

   Flextronics International, Ltd. *                                   10,000        239,900
   Intel Corp.                                                         35,080      1,103,266
   Microchip Technology, Inc. *                                         7,500        290,550
   Micron Technology, Inc. *                                            7,600        235,600
   Texas Instruments, Inc.                                             18,100        506,800
                                                                                     -------
                                                                                   2,376,116

Software - 4.0%

   Microsoft Corp. *                                                   23,700      1,570,125
   Oracle Corp. *                                                      24,000        331,440
                                                                                     -------
                                                                                   1,901,565

MATERIALS - 3.5%

Chemicals - 2.4%

   Dow Chemical Co.                                                    12,000        405,360
   PPG Industries, Inc.                                                 4,500        232,740
   Praxair, Inc.                                                        4,500        248,625
   Rohm & Haas Co.                                                      7,000        242,410
                                                                                     -------
                                                                                   1,129,135

                                                        11

                                [GRAPHIC OMITTED]

                        EVERGREEN VARIABLE ANNUITY TRUST

                                Evergreen VA Fund
                       Schedule of Investments (continued)
                                December 31, 2001


                                                                  Shares           Value
[GRAPHIC OMITTED] COMMON STOCKS - continued MATERIALS - continued Paper & Forest
Products - 1.1%

   Georgia-Pacific Corp.                                              8,100         $223,641
   International Paper Co.                                            6,900          278,415
                                                                                     -------
                                                                                     502,056

TELECOMMUNICATION SERVICES - 2.9%

Diversified Telecommunication Services - 2.9%

   BellSouth Corp.                                                    8,800          335,720
   SBC Communications, Inc.                                          15,300          599,301
   Verizon Communications, Inc.                                       8,906          422,679
                                                                                     -------
                                                                                   1,357,700

UTILITIES - 1.6%

Electric Utilities - 1.6%

   American Electric Power Co., Inc.                                  6,300          274,239
   TXU Corp.                                                          3,700          174,455
   Xcel Energy, Inc.                                                 11,700          324,558
                                                                                     773,252

      Total Common Stocks                                                         44,298,691
                                                                                  ----------
SHORT-TERM INVESTMENTS - 6.0%
MUTUAL FUND SHARES - 6.0%

   Evergreen Institutional Money Market Fund (o)                  2,822,163        2,822,163
                                                                                   ---------
Total Investments - (cost $45,262,226) - 100.2%                                   47,120,854
Other Assets and Liabilities - (0.2%)                                              (104,359)
                                                                                   ---------
Net Assets - 100.0%                                                              $47,016,495
                                                                                 -----------

* Non-income producing security.

(o) The advisor of the Fund and the advisor of the money market fund are each a subsidiary of Wachovia Corporation.

Summary of Abbreviations

ADR   American Depository Receipt

                                        See Notes to Financial Statements.

                                                        12

                                [GRAPHIC OMITTED]

                        EVERGREEN VARIABLE ANNUITY TRUST

                                Evergreen VA Fund

                      Statements of Assets and Liabilities

                                December 31, 2001

[GRAPHIC OMITTED]
Assets
   Identified cost of securities                                                 $45,262,226
   Net unrealized gains on securities                                              1,858,628
[GRAPHIC OMITTED]
   Market value of securities                                                     47,120,854
   Receivable for Fund shares sold                                                    12,637
   Dividends and interest receivable                                                  55,695
[GRAPHIC OMITTED]
      Total assets                                                                47,189,186
[GRAPHIC OMITTED]
Liabilities

   Payable for securities purchased                                                  141,886
   Advisory fee payable                                                                1,954
   Due to other related parties                                                          265
   Accrued expenses and other liabilities                                             28,586
[GRAPHIC OMITTED]
      Total liabilities                                                              172,691
[GRAPHIC OMITTED]
Net assets                                                                       $47,016,495
[GRAPHIC OMITTED]
Net assets represented by

   Paid-in capital                                                               $56,628,801
   Undistributed net investment income                                               232,354
   Accumulated net realized losses on securities                                (11,703,288)
   Net unrealized gains on securities                                              1,858,628
[GRAPHIC OMITTED]
Total net assets                                                                 $47,016,495
[GRAPHIC OMITTED]
Shares outstanding                                                                 3,825,492
[GRAPHIC OMITTED]
Net asset value per share                                                             $12.29
[GRAPHIC OMITTED]


                       See Notes to Financial Statements.

                                       13

                                [GRAPHIC OMITTED]

                        EVERGREEN VARIABLE ANNUITY TRUST

                                Evergreen VA Fund

                             Statement of Operations

                          Year Ended December 31, 2001

[GRAPHIC OMITTED]
Investment income
   Dividends (net of foreign witholding taxes of $360)                              $624,936
   Interest                                                                          111,741
[GRAPHIC OMITTED]
Total investment income                                                              736,677
[GRAPHIC OMITTED]
Expenses

   Advisory fee                                                                      398,674
   Administrative services fees                                                       53,156
   Transfer agent fee                                                                    150
   Trustees' fees and expenses                                                           968
   Printing and postage expenses                                                      19,325
   Custodian fee                                                                      13,312
   Professional fees                                                                  14,462
   Other                                                                               6,647
[GRAPHIC OMITTED]
      Total expenses                                                                 506,694
      Less: Expense reductions                                                       (7,022)
[GRAPHIC OMITTED]
      Net expenses                                                                   499,672
[GRAPHIC OMITTED]
   Net investment income                                                             237,005
[GRAPHIC OMITTED]
Net realized and unrealized losses on securities

   Net realized losses on securities                                             (8,548,463)
[GRAPHIC OMITTED]
   Net change in unrealized gains or losses on securities                        (3,261,079)
[GRAPHIC OMITTED]
   Net realized and unrealized losses on securities                             (11,809,542)
[GRAPHIC OMITTED]
   Net decrease in net assets resulting from operations                        $(11,572,537)
[GRAPHIC OMITTED]

                       See Notes to Financial Statements.

                                       14

                                [GRAPHIC OMITTED]

                        EVERGREEN VARIABLE ANNUITY TRUST

                                Evergreen VA Fund

                       Statement of Changes in Net Assets

                                                                  Year Ended December 31,
                                                                     [GRAPHIC OMITTED]
                                                                    2001           2000

[GRAPHIC OMITTED]
Operations
   Net investment income                                             $237,005       $123,973
   Net realized losses on securities                              (8,548,463)    (3,003,033)
   Net change in unrealized gains or losses on securities         (3,261,079)    (5,966,598)
[GRAPHIC OMITTED]
      Net decrease in net assets resulting from operations       (11,572,537)    (8,845,658)
[GRAPHIC OMITTED]
Distributions to shareholders from

   Net investment income                                                    0      (137,516)
   Net realized gains                                                       0    (1,191,061)
[GRAPHIC OMITTED]
   Tax basis return of capital                                              0
      Total distributions to shareholders                                   0    (1,328,577)
[GRAPHIC OMITTED]
Capital share transactions

   Proceeds from shares sold                                          896,310      9,559,534
   Payment for shares redeemed                                    (7,862,997)    (4,932,220)
   Net asset value of shares issued in reinvestment                         0      1,328,590
[GRAPHIC OMITTED]
   Net increase (decrease) in net assets resulting                (6,966,687)      5,955,904
      from capital share transactions
[GRAPHIC OMITTED]
      Total decrease in net assets                               (18,539,224)    (4,218,331)
Net assets

   Beginning of period                                             65,555,719     69,774,050
[GRAPHIC OMITTED]
   End of period                                                  $47,016,495    $65,555,719
[GRAPHIC OMITTED]
Undistributed (overdistributed) net investment income                $232,354       $(4,470)
[GRAPHIC OMITTED]

Other Information:
Share increase (decrease)

   Shares sold                                                         67,020        574,714
   Shares redeemed                                                  (624,497)      (298,480)
   Shares issued in reinvestment of distributions                           0         75,688
[GRAPHIC OMITTED]
   Net increase (decrease) in shares                                (557,477)        351,922
[GRAPHIC OMITTED]

                       See Notes to Financial Statements.

                                       15

                                [GRAPHIC OMITTED]

                        EVERGREEN VARIABLE ANNUITY TRUST

                                Evergreen VA Fund

                          Notes to Financial Statements

1. ORGANIZATION

The Evergreen VA Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware business trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Investments

Listed equity securities are valued at the last sale price reported on the national securities exchange, where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

B. Security Transactions and Investment Income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums relating to fixed-income securities held by the Fund. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

C. Federal Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

D. Distributions

Distributions to shareholders from net investment income and net realized gains are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly owned subsidiary of Wachovia Corporation (formerly, First Union Corporation), is the investment advisor to the Fund and is paid a management fee that is calculated and paid daily. The management fee is computed by applying percentage rates, starting at 0.75% and declining to 0.70% per annum as net assets increase, to the average daily net assets of the Fund.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly owned subsidiary of Wachovia Corporation, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an administrative fee of 0.10% of the Fund's average daily net assets.

                                                        16

                                [GRAPHIC OMITTED]

                        EVERGREEN VARIABLE ANNUITY TRUST

                                Evergreen VA Fund
                    Notes to Financial Statements (continued)

Evergreen Service Company, LLC ("ESC"), an indirect, wholly owned subsidiary of Wachovia Corporation, is the transfer and dividend disbursing agent for the Fund.

Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $87,133,446 and $93,718,980, respectively, for the year ended December 31, 2001.

On December 31, 2001, the aggregate cost of securities for federal income tax purposes was $45,509,677. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,880,297 and $1,269,120, respectively, with a net unrealized appreciation of $1,611,177.

As of December 31, 2001, the Fund had capital loss carryovers for federal income
tax  purposes  of  $2,773,676  and  $8,647,629,   expiring  in  2008  and  2009,
respectively.

For income tax purposes, capital losses incurred after October 31 within a Fund's fiscal year are deemed to arise on the first business day of the Fund's following fiscal year. As of December 31, 2001, the Fund incurred and elected to defer post October losses of $5,028.

5. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and its custodian, a portion of the fund expenses have been reduced. The Fund received $7,022 in expense reductions. The impact of the total expense reductions on the Fund's expense ratio represented as a percentage of its average net assets was 0.01%.

6. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

7. FINANCING AGREEMENT

The Fund and certain other Evergreen Funds share in a $725 million unsecured revolving credit commitment to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the Funds are charged an annual commitment fee of 0.10% of the unused balance, which is allocated pro rata. For its assistance in arranging the financing agreement, First Union Securities, Inc. was paid a one-time arrangement fee of $150,000, which was charged to the Funds and also allocated pro rata.

During the year ended December 31, 2001, the Fund had no borrowings under this agreement.

8. CHANGE IN ACCOUNTING PRINCIPLE

As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies which amends certain accounting practices and disclosures, including amortization of premiums and accretion of discounts. Accordingly, the Fund began amortizing premium and accreting discount on all fixed-income securities. Prior to January 1, 2001, the Fund did not amortize premiums or accrete discounts on fixed-income securities. The Fund held no fixed-income securities prior to January 1, 2001 nor during the current reporting period and as a result adopting the accounting change has no impact to current year financial statements.

                                                        17

                                [GRAPHIC OMITTED]

                        EVERGREEN VARIABLE ANNUITY TRUST

                                Evergreen VA Fund

                          Independent Auditors' Report

Board of Trustees and Shareholders
Evergreen VA Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Evergreen VA Fund as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen VA Fund, as of December 31, 2001, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
February 1, 2002

                                                        18

                                [GRAPHIC OMITTED]


                       This page left intentionally blank



                                [GRAPHIC OMITTED]


                       This page left intentionally blank




                                                 [GRAPHIC OMITTED]

                                                 Board of Trustees

                                                                                           Number of
                                                                                           Portfolios         Other

                                                                                          Overseen in     Directorships

                          Position                                                         Evergreen     held outside of
                          with      Term of             Principal Occupations                Funds       Evergreen Funds
          Name             Trust    Office               for Last Five Years                complex          complex
[GRAPHIC OMITTED]
Charles A. Austin III     Trustee    1991    Investment Counselor with Appleton               105             None
200 Berkeley Street                          Partners, Inc. (investment advice); former
Boston, MA 02116                             Director, Executive Vice President and
Age: 66                                      Treasurer, State Street Research &
                                             Management Company (investment advice);
                                             Director, The Andover Companies
                                             (insurance); Trustee, Arthritis Foundation
                                             of New England; Director, Health
                                             Development Corp. (fitness-wellness
                                             centers); The Francis Ouimet Society.
[GRAPHIC OMITTED]
K. Dun Gifford            Trustee    1974    Chairman and President, Oldways                  105             None
200 Berkeley Street                          Preservation and Exchange Trust
Boston, MA 02116                             (education); Trustee, Treasurer and
Age: 62                                      Chairman of the Finance Committee,
                                             Cambridge College; former Managing
                                             Partner, Roscommon Capital Corp.; former
                                             Chairman of the Board, Director, and
                                             Executive Vice President, The London
                                             Harness Company (leather goods purveyor);
                                             former Chairman, Gifford, Drescher &
                                             Associates (environmental consulting).
[GRAPHIC OMITTED]
Leroy Keith, Jr.          Trustee    1983    Partner, Stonington Partners (private            105       Director of
200 Berkeley Street                          investment firm); Chairman of the Board                    Phoenix Total
Boston, MA 02116                             and Chief Executive Officer, Carson                        Return Fund;
Age: 62                                      Products Company (manufacturing); Director                 Trustee of
                                             of Phoenix Total Return Fund and Equifax,                  Phoenix Series
                                             Inc. (worldwide information management);                   Fund, Phoenix
                                             Trustee of Phoenix Series Fund, Phoenix                    Multi-Portfolio
                                             Multi-Portfolio Fund, and The Phoenix Big                  Fund and The
                                             Edge Series Fund; and former President,                    Phoenix Big Edge
                                             Morehouse College.                                         Series Fund.
[GRAPHIC OMITTED]
Gerald M. McDonnell       Trustee    1988    Sales and Marketing Management with              105             None
200 Berkeley Street                          SMI-STEEL - South Carolina (steel
Boston, MA 02116                             producer); former Sales and Marketing
Age: 62                                      Management with Nucor Steel Company.
[GRAPHIC OMITTED]
Thomas L. McVerry         Trustee    1993    Former Vice President and Director of            105             None
200 Berkeley Street                          Rexham Corporation (manufacturing); and
Boston, MA 02116                             Director of Carolina Cooperative Credit
Age: 62                                      Union.
[GRAPHIC OMITTED]
William Walt Pettit       Trustee    1984    Partner and Vice President in the law firm       105             None
200 Berkeley Street                          of Kellam & Pettit, P.A
Boston, MA 02116
Age: 46
[GRAPHIC OMITTED]
David M. Richardson       Trustee    1982    President, Richardson, Runden & Company          105             None
200 Berkeley Street                          (new business development/consulting
Boston, MA 02116                             company); Managing Director, Kennedy
Age: 60                                      Information, Inc (executive recruitment
                                             information and research company); former
                                             Vice Chairman, DHR International, Inc.
                                             (executive recruitment); former Senior
                                             Vice President, Boyden International Inc.
                                             (executive recruitment); Trustee, 411
                                             Technologies, LLP (communications);
                                             Director, J&M Cumming Paper Co. (paper
                                             merchandising); and Columnist, Commerce
                                             and Industry Association of New Jersey.
[GRAPHIC OMITTED]
Russell A. Salton, III MD Trustee    1984    Medical Director, Healthcare Resource            105             None
200 Berkeley Street                          Associates, Inc.; former Medical Director,
Boston, MA 02116                             U.S. Health Care/Aetna Health Services;
Age: 54                                      former Managed Health Care Consultant; and
                                             former President, Primary Physician Care.
[GRAPHIC OMITTED]
Michael S. Scofield       Trustee    1984    Attorney, Law Offices of Michael S.              105             None
200 Berkeley Street                          Scofield.
Boston, MA 02116
Age: 58
[GRAPHIC OMITTED]
Richard J. Shima          Trustee    1993    Independent Consultant; former Chairman,         105             None
200 Berkeley Street                          Environmental Warranty, Inc. (insurance
Boston, MA 02116                             agency); former Executive Consultant,
Age: 62                                      Drake Beam Morin, Inc. (executive
                                             outplacement); Director of Hartford
                                             Hospital, Old State House Association;
                                             former Director of Enhance Financial
                                             Services, Inc.; former Director of CTG
                                             Resources, Inc. (natural gas); former
                                             Director Middlesex Mutual Assurance
                                             Company; former Chairman, Board of
                                             Trustees, Hartford Graduate Center;
                                             Trustee, Greater Hartford YMCA.
[GRAPHIC OMITTED]
Richard K. Wagoner, CFA*  Trustee    1999    Former Chief Investment Officer, Executive       105             None
200 Berkeley Street                          Vice President and Head of Capital
Boston, MA 02116                             Management Group, First Union National
Age: 63                                      Bank; former consultant to the Board of
                                             Trustees  of the  Evergreen  Funds;
                                             former   member,   New  York  Stock
                                             Exchange;  member,  North  Carolina
                                             Securities   Traders   Association;
                                             member, Financial Analysts Society.

[GRAPHIC OMITTED]
* Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the funds' investment advisor.

Additional information about the funds' Board of Trustees can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling (800) 343-2898.

                                                 [GRAPHIC OMITTED]



  Variable
 Annuities

       May
 NOT   lose
 FDIC  value
INSUREDNo

       bank  tee
       guaran

 Evergreen
 Investment
 Services,

    Inc.
58913  560856
       12/01

                                     PART C

                        EVERGREEN VARIABLE ANNUITY TRUST

                                EVERGREEN VA FUND

                                OTHER INFORMATION

Item 15. Indemnification.

         The response to this item is incorporated by reference to the sub-caption "Liability and Indemnification of Trustees" under the caption "Information on Shareholders' Rights" in Part A of this Registration Statement.

Item 16. Exhibits:

1. Declaration of Trust. Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement on Form N-1A Amendment No. 5 filed on March 20, 1998, Registration No. 333-83100.

2. Bylaws. Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement Post-Effective Amendment No. 20 on Form N-1A filed on April 25, 2001, Registration No. 333-83100.

3.   Not applicable.

4. Form of Agreement and Plan of Reorganization. Exhibit A to Prospectus/Proxy Statement contained in Part A of this Registration Statement.

5. Declaration of Trust of Articles II., III.6(c),IV.(3), IV.(8), V., VI., VII., and VIII and ByLaws Articles II., III., and VIII. Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement Amendment No. 7 filed on June 5, 1998.

6(a) Investment  Advisory  Agreement  between  Evergreen  Investment  Management
     Company, LLC and Evergreen Variable Annuity Trust. Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement Amendment No. 20 on Form N-1A filed on April 25, 2001, Registration No. 333-83100.

6(b) Interim  Sub-Advisory  Agreement  between Evergreen  Investment  Management
     Company, LLC and Pilgrim Baxter Value Investors, Inc. Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement Amendment No. 20 filed on April 25, 2001, Registration No. 333-83100.

6(c ) Form of Portfolio Management Agreement between OppenheimerFunds, Inc. and Evergreen Investment Management Company, LLC. Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement Amendment No. 20 filed on April 25, 2001, Registration No. 333-83100.

6(d) Form of Portfolio Management Agreement between MFS Institutional  Advisors,
     Inc. and Evergreen Investment Management Company, LLC. Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement Amendment No. 20 filed on April 25, 2001, Registration No. 333-83100.

6(e) Form  of  Portfolio   Management   Agreement   between  Putnam   Investment
     Management, LLC and Evergreen Investment Management Company, LLC. Incorporated by reference to Evergreen Variable Annuity Trust's
     Registration Statement Amendment No. 20 filed on April 25, 2001, Registration No. 333-83100.

6(f) Form of Sub-Advisory  Agreement  between  Evergreen  Investment  Management
     Company, LLC and Tattersall Advisory Group, Inc. Contained herein

7(a) Class  L  Shares  Principal   Underwriting   Agreement   between  Evergreen
     Distributor,Inc. and Evergreen Variable Annuity Trust. Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement Amendment No. 22 on Form N-1A filed on August 1, 2001, Registration No. 333-83100.

8.   Not applicable

9. Agreement between State Street Bank and Trust Company and Evergreen Variable Annuity Trust. Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement Amendment No. 6 on Form N-1A filed on April 28, 1998, Registration No. 333-83100.

10(b)Multiple  Class Plan.  Incorporated  by  reference  to  Evergreen  Variable
     Annuity Trust's Registration Statement Amendment No. 22 on Form N-1A filed on August 1, 2001, Registration No. 333-83100.

11.      Opinion and Consent of Sullivan & Worcester LLP. Contained herein

12.      Tax Opinion and Consent of Sullivan & Worcester LLP.
         To be filed by amendment

13.      Not applicable.

14(a).Consent of KPMG LLP. Contained herein.

14(b).Consent of Ernst & Young LLP. Contained herein.

15.      Not applicable.

16.      Powers of Attorney.  To be filed by amendment.

17.      Form of Proxy Card.  Contained herein.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by person who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act and the Investment Company Act the Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 22nd day of February 2002.

                                         EVERGREEN VARIABLE ANNUITY TRUST

                                         By: /s/ Michael H. Koonce

                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 22nd day of February, 2002.


/s/ William M. Ennis       /s/ Carol A. Kosel
-----------------------    ------------------
William M. Ennis*           Carol A. Kosel*
President                   Treasurer
(Chief Operating Officer)   (Principal Financial and
                             Accounting Officer)

/s/ Charles A. Austin, III    /s/ K. Dun Gifford     /s/ William Walt Pettit               ---------------------------
---------------------  -----------------------           --------------------
Charles A. Austin III*       K. Dun Gifford*              William Walt Pettit*
Trustee                      Trustee                            Trustee


/s/ Gerald M. McDonnell   /s/ Thomas L. McVerry
------------------------  -----------------------
Gerald M. McDonnell*      Thomas L. McVerry*
Trustee                   Trustee

/s/ Michael S. Scofield   /s/ David M. Richardson  /s/ Russell A. Salton, III MD
-----------------------  -----------------------   -----------------------------
Michael S. Scofield*      David M. Richardson*      Russell A. Salton, III MD*
Chairman of the Board     Trustee                  Trustee
and Trustee

/s/ Leroy Keith, Jr.      /s/ Richard J. Shima        /s/ Richard K. Wagoner
------------------------ -------------------------    -------------------------
Leroy Keith, Jr.*         Richard J. Shima*             Richard K. Wagoner*
Trustee                   Trustee                       Trustee

*By: /s/ Lloyd Lipsett

----------------------------
Lloyd Lipsett
Attorney-in-Fact

         *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the applicable above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS


EXHIBIT NO.             EXHIBIT

11       Opinion and Consent of Sullivan & Worcester, LLP
14(a)    Consent of KPMG LLP
14(b)    Consent of Ernst & Young LLP
17       Form of Proxy Card

                                    SULLIVAN & WORCESTER LLP
                                    1666 K STREET, N.W.
                                    WASHINGTON, D.C. 20006
                                    TELEPHONE: 202-775-1200
                                    FACSIMILE: 202-293-2275

565 FIFTH AVENUE                            ONE POST OFFICE SQUARE
EIGHTEENTH FLOOR                            BOSTON, MASSACHUSETTS 02109
NEW YORK, NEW YORK 10017                    TELEPHONE: 617-338-2800
TELEPHONE: 212-486-8200                     FACSIMILE: 617-338-2880
FACSIMILE: 646-865-1494

                                                              February 7, 2002



Evergreen Variable Annuity Trust
200 Berkeley Street
Boston, Massachusetts  02116

Ladies and Gentlemen:

         We have been requested by Evergreen Variable Annuity Trust, a Delaware business trust with transferable shares (the "Trust") established under an Agreement and Declaration of Trust dated September 18, 1997, as amended (the "Declaration"), for our opinion with respect to certain matters relating to the Evergreen VA Fund (the "Acquiring Fund"), a series of the Trust. We understand that the Trust is about to file a Registration Statement on Form N-14 for the purpose of registering shares of the Trust under the Securities Act of 1933, as amended (the "1933 Act"), in connection with the proposed acquisition by the Acquiring Fund of all of the assets of Wachovia Equity Fund II (the "Acquired Fund"), a series of The Wachovia Variable Insurance Funds, in exchange solely for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the identified liabilities of the Acquired Fund pursuant to an Agreement and Plan of Reorganization, the form of which is included in the Form N-14 Registration Statement (the "Plan").

         We have, as counsel, participated in various business and other proceedings relating to the Trust. We have examined copies, either certified or otherwise proved to be genuine to our satisfaction, of the Trust's Declaration and By-Laws, and other documents relating to its organization, operation, and proposed operation, including the proposed Plan, and we have made such other investigations as, in our judgment, are necessary or appropriate to enable us to render the opinion expressed below.

         We are admitted to the Bars of The Commonwealth of Massachusetts and the District of Columbia and generally do not purport to be familiar with the laws of the State of Delaware. To the extent that the conclusions based on the laws of the State of Delaware are involved in the opinion set forth herein below, we have relied, in rendering such opinions, upon our examination of Chapter 38 of Title 12 of the Delaware Code Annotated, as amended, entitled "Treatment of Delaware Business Trusts" (the "Delaware business trust law") and on our knowledge of interpretation of analogous common law of The Commonwealth of Massachusetts.

         Based upon the foregoing, and assuming the approval by shareholders of the Acquired Fund of certain matters scheduled for their consideration at a meeting presently anticipated to be held on May 13, 2002, it is our opinion that the shares of the Acquiring Fund currently being registered, when issued in accordance with the Plan and the Trust's Declaration and By-Laws, will be legally issued, fully paid and non-assessable by the Trust, subject to compliance with the 1933 Act, the Investment Company Act of 1940, as amended, and applicable state laws regulating the offer and sale of securities.

         We hereby consent to the filing of this opinion with and as a part of the Registration Statement on Form N-14 and to the reference to our firm under the caption "Legal Matters" in the Prospectus/Proxy Statement filed as part of the Registration Statement. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the 1933 Act or the rules and regulations promulgated thereunder.


                                                   Very truly yours,


                                                    /s/ SULLIVAN & WORCESTER LLP
                                                    ----------------------------
                                                    SULLIVAN & WORCESTER LLP

                         CONSENT OF INDEPENDENT AUDITORS

The Trustees and Shareholders
Evergreen Variable Annuity Trust

We consent to the use of our report dated February 2, 2001 for Evergreen VA Fund, a portfolio of Evergreen Variable Annuity Trust, incorporated herein by reference and to the reference to our firm under the caption "FINANCIAL STATEMENTS AND EXPERTS" in the Prospectus/Proxy Statement.

                                                     /s/ KPMG LLP


Boston, Massachusetts
February 22, 2002

        CONSENT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

We consent to the reference to our firm under the caption "Financial Statements and Experts" and to the incorporation by reference of our reports dated February 15, 2001 and February 8, 2002 with respect to the financial statements and financial highlights of the Wachovia Equity Fund II, a series of The Wachovia Variable Insurance Funds, included in the December 31, 2000 and December 31, 2001 Annual Reports to Shareholders, respectively, in this Prospectus/Proxy
Statement constituting part of this Registration Statement of the Wachovia Equity Fund II on Form N-14.

                                                   ERNST & YOUNG LLP

Boston, Massachusetts
February 20, 2002

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

          THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" EACH PROPOSAL.

                   PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN

                   YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

                  Please detach at perforation before mailing.

   - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                            WACHOVIA EQUITY FUND II,
                A series of The Wachovia Variable Insurance Funds

                      PROXY FOR THE MEETING OF SHAREHOLDERS

                           TO BE HELD ON MAY 13, 2002


         The undersigned, revoking all Proxies heretofore given, hereby appoints [Gail Jones at Federated to provide names] or any of them as Proxies of the undersigned, with full power of substitution, to vote on behalf of the undersigned all shares of Wachovia Equity Fund II, a series of The Wachovia Variable Insurance Funds, ("Equity Fund II") that the undersigned is entitled to vote at the special meeting of shareholders of Equity Fund II Fund to be held at 2:00 p.m. on May 13, 2002 at the offices of Federated Services Company, 5800 Corporate Drive, Pittsburgh, PA 15237-7080 and at any adjournments thereof, as fully as the undersigned would be entitled to vote if personally present.

         NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

                              Date                 , 2002

                               ----------------------------------------

                               ----------------------------------------
                               Signature(s) and Title(s), if applicable

 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE WACHOVIA VARIABLE INSURANCE FUNDS. THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR THE PROPOSALS IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF THE WACHOVIA VARIABLE INSURANCE FUNDS RECOMMENDS A VOTE FOR THE PROPOSALS. PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK. DO NOT USE RED INK. EXAMPLE: X


         1. To approve an Agreement and Plan of Reorganization whereby Evergreen VA Fund ("VA Fund"), a series of Evergreen Variable Annuity Trust will (i) acquire all of the assets of Wachovia Equity Fund II ("Equity Fund II") in exchange for shares of VA Fund; and (ii) assume the identified liabilities of Equity Fund II, as substantially described in the accompanying Prospectus/Proxy Statement.

                                ---- FOR        ---- AGAINST      ---- ABSTAIN


         2. To consider and act upon the Investment Advisory Agreement between The Wachovia Variable Insurance Funds, on behalf of Equity Fund II, and Evergreen Investment Management Company, LLC.

                                 ---- FOR        ---- AGAINST      ---- ABSTAIN


         3. To consider and vote upon such other matters as may properly come before said meeting or any adjournments thereof.

                                ---- FOR        ---- AGAINST      ---- ABSTAIN

                                               February 22, 2002



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.

Washington, D.C.  20549

Re:      Evergreen Variable Annuity Trust (the "Trust")
         Evergreen VA Fund
         Registration Statement on Form N-14AE

Ladies and Gentlemen:

         Pursuant to the Securities Act of 1933, as amended and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14AE of Evergreen Variable Annuity Trust (the "Trust"). This filing relates to the acquisition of the assets of Wachovia Equity Fund II, a series of The Wachovia Variable Insurance Funds, by and in exchange for shares of Evergreen VA Fund, a series of the Trust.

         This filing is being made pursuant to Rule 488 under the 1933 Act, and it is intended that the Registration Statement shall become effective on March 25, 2002, the 30th day after filing.

         Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3433.

                                         Very truly yours,

                                         /s/ Lloyd Lipsett

                                         Lloyd Lipsett

Enclosures

cc: Robert N. Hickey, Esq.